Employee Benefit Plan, Schedule of Assets Held for Investment	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Schedule of Assets Held for Investment [Line Items]
Schedule H, line 4i - schedule of asset (held at end of year) [Text Block]

WELLS FARGO & COMPANY 401(k) PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

			Maturity
Identity of issuer, borrower, lessor, or similar party	Description of asset	Interest rate	date	Par value	Cost	Current value
State Street Target Ret Income NL CL A	Common Collective Trust				(1)	$535,356,379
State Street Target Ret 2025 NL CL A	Common Collective Trust				(1)	1,083,633,878
State Street Target Ret 2030 NL CL A	Common Collective Trust				(1)	1,468,400,147
State Street Target Ret 2035 NL CL A	Common Collective Trust				(1)	1,445,507,820
State Street Target Ret 2040 NL CL A	Common Collective Trust				(1)	1,689,607,070
State Street Target Ret 2045 NL CL A	Common Collective Trust				(1)	1,390,998,007
State Street Target Ret 2050 NL CL A	Common Collective Trust				(1)	1,746,254,188
State Street Target Ret 2055 NL CL A	Common Collective Trust				(1)	819,251,765
State Street Target Ret 2060 NL CL A	Common Collective Trust				(1)	379,901,178
State Street Target Ret 2065 NL CL A	Common Collective Trust				(1)	151,757,884
State Street Target Ret 2070 NL CL A	Common Collective Trust				(1)	13,209,691
State Street Emerging Markets Index A	Common Collective Trust				(1)	328,504,808
State Street International Index M	Common Collective Trust				(1)	1,255,690,693
State Street Russell Sm Cap Index NL CL K	Common Collective Trust				(1)	1,535,577,254
State Street S&P Mid Cap Index NL CL M	Common Collective Trust				(1)	2,561,110,816
State Street NASDAQ 100 Index NL CL M	Common Collective Trust				(1)	5,913,548,438
State Street S&P 500 Index K NL	Common Collective Trust				(1)	8,957,330,224
State Street U.S. Bond Index NL M	Common Collective Trust				(1)	2,152,059,925
State Street Real Asset Non-Lending Series A	Common Collective Trust				(1)	75,947,107
BlackRock MSCI ACWI ESG Focus Index F	Common Collective Trust				(1)	935,671,770
MFS Large Cap Value CL 5	Common Collective Trust				(1)	1,129,518,688
T Rowe Price Equity Income TR F	Common Collective Trust				(1)	1,129,509,387
T Rowe Price Blue Chip Growth Trust T7	Common Collective Trust				(1)	840,591,637
Brown Advisory Sustainable Growth	Common Collective Trust				(1)	840,606,311
Polen Focus Growth Collective Investment Trust	Common Collective Trust				(1)	840,603,400
LACM US Large Cap Growth Equit	Common Collective Trust				(1)	840,593,870
Jennison Large Cap Growth	Common Collective Trust				(1)	840,594,536
William Blair Small Cap Growth CIF II CL 1	Common Collective Trust				(1)	245,859,011
Westfield Small Cap Growth Equity	Common Collective Trust				(1)	245,859,011
Hotchkis & Wiley Small Cap Diversified Value CIT	Common Collective Trust				(1)	245,859,011
Peregrine Small Cap Value	Common Collective Trust				(1)	245,859,011
Causeway International Value Equity F	Common Collective Trust				(1)	376,316,417
Sprucegrove International F	Common Collective Trust				(1)	376,322,603
Acadian Emerging Markets Equity Fund	Common Collective Trust				(1)	291,804,553
Lazard Emerging Markets Equity D	Common Collective Trust				(1)	208,424,263
Principal Diversified Real Asset III	Common Collective Trust				(1)	227,739,362
IR&M Core Bond Collective Fund A	Common Collective Trust				(1)	102,425,650
Loomis Sayles Core Disciplined Alpha Fund Class D	Common Collective Trust				(1)	102,425,614
NIS Core Fixed Income CIT CL R2	Common Collective Trust				(1)	102,425,655
Short-Term Investment Fund II	Common Collective Trust				(1)	127,950,637
				Total Common Collective Trusts		43,800,607,669

WELLS FARGO & COMPANY 401(k) PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

				Maturity
Identity of issuer, borrower, lessor, or similar party		Description of asset	Interest rate	date	Par value		Cost	Current value
	BlackRock Liquidity Treasury Instl	Mutual Fund					(1)	1,646,498,256
	Dodge & Cox Stock Class X	Mutual Fund					(1)	1,163,744,387
	American EuroPacific Growth R6	Mutual Fund					(1)	752,645,468
	Baillie Gifford Emerging Markets EQS K	Mutual Fund					(1)	208,431,749
	DFA Emerging Markets Small Cap	Mutual Fund					(1)	125,064,757
	Baird Aggregate Bond Inst	Mutual Fund					(1)	102,425,619
	BlackRock Liquidity Treasury Inst	Mutual Fund					(1)	152,287,145
					Total Mutual Funds			4,151,097,381

*	Wells Fargo & Company Common Stock	Common Stock Fund					(1)	11,995,367,786
					Total Common Stock Fund			11,995,367,786

*	Wells Fargo Stable Value Fund
	Synthetic GICs:
	American General Life Ins. Co.	Synthetic GIC - Wrapper Contract No. 443423	3.380%				(1)	—
	Massachusetts Mutual Life Ins. Co.	Synthetic GIC - Wrapper Contract No. 30035	3.430%				(1)	—
	Metropolitan Tower Life Ins. Co.	Synthetic GIC - Wrapper Contract No. 38197	3.420%				(1)	—
	Nationwide Life Ins. Co.	Synthetic GIC - Wrapper Contract No. GAL_WELF_IP_1213	3.510%				(1)	—
	Pacific Life Ins. Co.	Synthetic GIC - Wrapper Contract No. G-27255.01.0001	3.490%				(1)	—
	Prudential Ins. Co. of America	Synthetic GIC - Wrapper Contract No. GA-62437	3.560%				(1)	—
	Royal Bank of Canada	Synthetic GIC - Wrapper Contract No. GALWells401k01	3.340%				(1)	—
	State Street Bank and Trust Co.	Synthetic GIC - Wrapper Contract No. 109001	3.460%				(1)	—
	Transamerica Life Ins. Co.	Synthetic GIC - Wrapper Contract No. MDA00940TR	3.470%				(1)	—
	Voya Ret. Ins. and Annuity Co.	Synthetic GIC - Wrapper Contract No. 60352	3.440%				(1)	—
					Total Synthetic GIC Wrapper Contracts			—

*	Galliard SA Intermediate Core Fund C	Synthetic GIC Asset Common Collective Trust					(1)	292,030,309
*	Galliard SA Intermediate Core Fund E	Synthetic GIC Asset Common Collective Trust					(1)	282,291,973
*	Galliard SA Intermediate Core Fund J	Synthetic GIC Asset Common Collective Trust					(1)	290,859,540
*	Galliard SA Intermediate Core Fund Q	Synthetic GIC Asset Common Collective Trust					(1)	290,273,521
					Total Synthetic GIC Asset Common Collective Trusts			1,155,455,343

	2-Year US Treasury Note Futures (MAR)	Synthetic GIC Asset Fixed Income Investments	—%	04/03/2026	$51,800,000	par	(1)	—
	Abay Leasing 2014 LLC	Synthetic GIC Asset Fixed Income Investments	2.654%	11/09/2026	158,774	par	(1)	157,490
	Access Group Inc 2013-1	Synthetic GIC Asset Fixed Income Investments	4.489%	02/25/2036	186,850	par	(1)	186,800
	Agilent Technologies Inc	Synthetic GIC Asset Fixed Income Investments	4.200%	09/09/2027	2,000,000	par	(1)	2,010,420
	Agree LP	Synthetic GIC Asset Fixed Income Investments	2.000%	06/15/2028	1,695,000	par	(1)	1,615,523
	Albemarle Corp	Synthetic GIC Asset Fixed Income Investments	4.650%	06/01/2027	1,185,000	par	(1)	1,192,607

WELLS FARGO & COMPANY 401(k) PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

			Maturity
Identity of issuer, borrower, lessor, or similar party	Description of asset	Interest rate	date	Par value		Cost	Current value
Alexandria Real Estate Equities Inc	Synthetic GIC Asset Fixed Income Investments	4.500%	07/30/2029	1,220,000	par	(1)	1,221,396
Alexandria Real Estate Equities Inc	Synthetic GIC Asset Fixed Income Investments	3.800%	04/15/2026	275,000	par	(1)	274,657
Alliant Energy Finance LLC	Synthetic GIC Asset Fixed Income Investments	5.400%	06/06/2027	1,600,000	par	(1)	1,621,854
Ally Auto Receivables Trust 2024-1	Synthetic GIC Asset Fixed Income Investments	5.080%	12/15/2028	2,531,113	par	(1)	2,548,137
Ally Auto Receivables Trust 2024-2	Synthetic GIC Asset Fixed Income Investments	4.140%	07/16/2029	2,107,566	par	(1)	2,111,021
Ally Auto Receivables Trust 2025-1	Synthetic GIC Asset Fixed Income Investments	3.960%	03/15/2030	2,810,000	par	(1)	2,818,984
Ameren Corp	Synthetic GIC Asset Fixed Income Investments	5.700%	12/01/2026	950,000	par	(1)	963,026
American Express Co	Synthetic GIC Asset Fixed Income Investments	5.098%	02/16/2028	430,000	par	(1)	435,085
American Express Co	Synthetic GIC Asset Fixed Income Investments	4.731%	04/25/2029	450,000	par	(1)	457,040
American Express Co	Synthetic GIC Asset Fixed Income Investments	4.351%	07/20/2029	620,000	par	(1)	624,740
American Express Co	Synthetic GIC Asset Fixed Income Investments	5.043%	07/26/2028	1,230,000	par	(1)	1,250,927
American Express Co	Synthetic GIC Asset Fixed Income Investments	5.389%	07/28/2027	2,930,000	par	(1)	2,952,690
American Express Credit Account Master Trust	Synthetic GIC Asset Fixed Income Investments	4.280%	04/15/2030	1,340,000	par	(1)	1,355,586
American Express Credit Account Master Trust	Synthetic GIC Asset Fixed Income Investments	4.300%	07/15/2030	3,510,000	par	(1)	3,556,508
American Express Credit Account Master Trust	Synthetic GIC Asset Fixed Income Investments	5.230%	04/15/2029	7,560,000	par	(1)	7,703,254
American Honda Finance Corp	Synthetic GIC Asset Fixed Income Investments	4.450%	10/22/2027	520,000	par	(1)	524,588
American Honda Finance Corp	Synthetic GIC Asset Fixed Income Investments	4.900%	07/09/2027	460,000	par	(1)	466,270
American Honda Finance Corp	Synthetic GIC Asset Fixed Income Investments	4.550%	03/03/2028	1,730,000	par	(1)	1,748,445
AMEX Credit Account Master Trust 2024-3	Synthetic GIC Asset Fixed Income Investments	4.650%	07/15/2029	4,810,000	par	(1)	4,876,210
Amrize Finance US LLC	Synthetic GIC Asset Fixed Income Investments	4.600%	04/07/2027	590,000	par	(1)	593,957
Amrize Finance US LLC	Synthetic GIC Asset Fixed Income Investments	4.700%	04/07/2028	930,000	par	(1)	941,043
Anglo American Capital PLC	Synthetic GIC Asset Fixed Income Investments	4.750%	04/10/2027	666,000	par	(1)	671,170
Aon Corp	Synthetic GIC Asset Fixed Income Investments	4.500%	12/15/2028	700,000	par	(1)	708,586
Ascension Health	Synthetic GIC Asset Fixed Income Investments	4.078%	11/15/2028	2,400,000	par	(1)	2,410,666
AT&T Inc	Synthetic GIC Asset Fixed Income Investments	1.650%	02/01/2028	3,415,000	par	(1)	3,255,984
AT&T Inc	Synthetic GIC Asset Fixed Income Investments	2.300%	06/01/2027	675,000	par	(1)	659,660
BA Credit Card Trust	Synthetic GIC Asset Fixed Income Investments	4.930%	05/15/2029	4,745,000	par	(1)	4,819,606
BAE Systems PLC	Synthetic GIC Asset Fixed Income Investments	5.000%	03/26/2027	2,380,000	par	(1)	2,408,831
Bank of America Auto Trust 2023-2	Synthetic GIC Asset Fixed Income Investments	5.740%	06/15/2028	1,697,586	par	(1)	1,713,661
Bank of America Corp	Synthetic GIC Asset Fixed Income Investments	4.948%	07/22/2028	2,250,000	par	(1)	2,282,144
Bank of America Corp	Synthetic GIC Asset Fixed Income Investments	4.979%	01/24/2029	2,240,000	par	(1)	2,282,544
Bank of America Corp	Synthetic GIC Asset Fixed Income Investments	2.087%	06/14/2029	1,600,000	par	(1)	1,526,736
Bank of America Corp	Synthetic GIC Asset Fixed Income Investments	4.376%	04/27/2028	825,000	par	(1)	828,378
Bank of America Corp	Synthetic GIC Asset Fixed Income Investments	5.933%	09/15/2027	710,000	par	(1)	719,206
Bank of America Corp	Synthetic GIC Asset Fixed Income Investments	3.419%	12/20/2028	2,500,000	par	(1)	2,471,558
Bank of America Corp	Synthetic GIC Asset Fixed Income Investments	3.593%	07/21/2028	500,000	par	(1)	496,615
Bank of America Corp	Synthetic GIC Asset Fixed Income Investments	4.623%	05/09/2029	500,000	par	(1)	506,791
Bank of Montreal	Synthetic GIC Asset Fixed Income Investments	5.004%	01/27/2029	1,330,000	par	(1)	1,355,571
Bank of Montreal	Synthetic GIC Asset Fixed Income Investments	5.203%	02/01/2028	390,000	par	(1)	399,988
Bank of Montreal	Synthetic GIC Asset Fixed Income Investments	4.567%	09/10/2027	960,000	par	(1)	963,647
Bank of New York Mellon Corp	Synthetic GIC Asset Fixed Income Investments	4.543%	02/01/2029	850,000	par	(1)	860,571

WELLS FARGO & COMPANY 401(k) PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

			Maturity
Identity of issuer, borrower, lessor, or similar party	Description of asset	Interest rate	date	Par value		Cost	Current value
Bank of New York Mellon Corp	Synthetic GIC Asset Fixed Income Investments	3.992%	06/13/2028	80,000	par	(1)	80,040
Bank of New York Mellon Corp	Synthetic GIC Asset Fixed Income Investments	4.890%	07/21/2028	1,536,000	par	(1)	1,560,066
Bank of Nova Scotia/The	Synthetic GIC Asset Fixed Income Investments	4.404%	09/08/2028	1,190,000	par	(1)	1,196,256
Bank of Nova Scotia/The	Synthetic GIC Asset Fixed Income Investments	4.932%	02/14/2029	2,640,000	par	(1)	2,691,340
Bank of Nova Scotia/The	Synthetic GIC Asset Fixed Income Investments	4.043%	09/15/2028	575,000	par	(1)	575,126
Barings Equipment Finance LLC 2025-B	Synthetic GIC Asset Fixed Income Investments	4.130%	10/13/2032	1,760,000	par	(1)	1,764,451
Baxter International Inc	Synthetic GIC Asset Fixed Income Investments	2.272%	12/01/2028	1,430,000	par	(1)	1,351,113
Baxter International Inc	Synthetic GIC Asset Fixed Income Investments	1.915%	02/01/2027	305,000	par	(1)	297,646
Becton Dickinson & Co	Synthetic GIC Asset Fixed Income Investments	3.700%	06/06/2027	490,000	par	(1)	488,003
BHP Billiton Finance USA Ltd	Synthetic GIC Asset Fixed Income Investments	5.100%	09/08/2028	430,000	par	(1)	443,249
Black Hills Corp	Synthetic GIC Asset Fixed Income Investments	3.950%	01/15/2026	2,655,000	par	(1)	2,654,389
Blackrock Treasury Trust Fund	Synthetic GIC Asset Fixed Income Investments	3.630%		25,096,355	par	(1)	25,096,355
BLP Commercial Mortgage Trust 2025-IND2	Synthetic GIC Asset Fixed Income Investments	5.250%	12/15/2042	710,000	par	(1)	710,660
BMP 2024-MF23	Synthetic GIC Asset Fixed Income Investments	5.122%	06/15/2041	1,855,000	par	(1)	1,857,896
BMW US Capital LLC	Synthetic GIC Asset Fixed Income Investments	3.950%	08/14/2028	800,000	par	(1)	798,275
BMW US Capital LLC	Synthetic GIC Asset Fixed Income Investments	4.600%	08/13/2027	1,920,000	par	(1)	1,940,062
BMW US Capital LLC	Synthetic GIC Asset Fixed Income Investments	4.750%	03/21/2028	1,180,000	par	(1)	1,197,490
BMW Vehicle Lease Trust	Synthetic GIC Asset Fixed Income Investments	4.180%	10/25/2027	3,835,000	par	(1)	3,846,958
BMW Vehicle Owner Trust 2024-A	Synthetic GIC Asset Fixed Income Investments	5.180%	02/26/2029	1,069,390	par	(1)	1,079,157
BNP Paribas SA	Synthetic GIC Asset Fixed Income Investments	4.792%	05/09/2029	970,000	par	(1)	981,155
BNP Paribas SA	Synthetic GIC Asset Fixed Income Investments	1.904%	09/30/2028	1,600,000	par	(1)	1,539,742
BNP Paribas SA	Synthetic GIC Asset Fixed Income Investments	5.176%	01/09/2030	710,000	par	(1)	727,663
BOCA Commercial Mortgage Trust 2025-BOCA	Synthetic GIC Asset Fixed Income Investments	5.450%	12/15/2042	1,160,000	par	(1)	1,161,449
Boeing Co/The	Synthetic GIC Asset Fixed Income Investments	2.196%	02/04/2026	495,000	par	(1)	494,059
BofA Auto Trust 2025-1	Synthetic GIC Asset Fixed Income Investments	4.350%	11/20/2029	1,450,000	par	(1)	1,459,714
BP Capital Markets America Inc	Synthetic GIC Asset Fixed Income Investments	4.234%	11/06/2028	1,500,000	par	(1)	1,510,254
BPCE SA	Synthetic GIC Asset Fixed Income Investments	4.750%	07/19/2027	905,000	par	(1)	915,566
BPCE SA	Synthetic GIC Asset Fixed Income Investments	3.250%	01/11/2028	1,000,000	par	(1)	983,536
Broadcom Inc	Synthetic GIC Asset Fixed Income Investments	4.150%	02/15/2028	1,200,000	par	(1)	1,204,392
Broadcom Inc	Synthetic GIC Asset Fixed Income Investments	4.800%	04/15/2028	1,300,000	par	(1)	1,323,591
BX Commercial Mortgage Trust 2021-ACNT	Synthetic GIC Asset Fixed Income Investments	4.715%	11/15/2038	1,560,324	par	(1)	1,559,382
BX Commercial Mortgage Trust 2024-AIRC	Synthetic GIC Asset Fixed Income Investments	5.441%	08/15/2041	1,259,183	par	(1)	1,261,531
BX Commercial Mortgage Trust 2024-GPA3	Synthetic GIC Asset Fixed Income Investments	5.043%	12/15/2039	1,954,474	par	(1)	1,954,474
BX Commercial Mortgage Trust BX 2022-CSMO A	Synthetic GIC Asset Fixed Income Investments	5.865%	06/15/2027	1,515,000	par	(1)	1,516,892
BX Trust 2021-RISE	Synthetic GIC Asset Fixed Income Investments	4.612%	11/15/2036	3,169,984	par	(1)	3,167,055
BX Trust 2022-IND	Synthetic GIC Asset Fixed Income Investments	5.241%	04/15/2037	274,108	par	(1)	274,361
BX Trust 2024-BIO	Synthetic GIC Asset Fixed Income Investments	5.392%	02/15/2041	4,545,000	par	(1)	4,535,142
BX Trust 2025-ARIA	Synthetic GIC Asset Fixed Income Investments	5.031%	12/13/2042	1,375,000	par	(1)	1,388,795
BX Trust 2025-DELC	Synthetic GIC Asset Fixed Income Investments	5.507%	12/15/2042	885,000	par	(1)	886,104
BX Trust 2025-DIME	Synthetic GIC Asset Fixed Income Investments	4.900%	02/15/2035	1,390,000	par	(1)	1,386,528
BX Trust 2025-GW	Synthetic GIC Asset Fixed Income Investments	5.350%	07/15/2042	1,630,000	par	(1)	1,633,055

WELLS FARGO & COMPANY 401(k) PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

			Maturity
Identity of issuer, borrower, lessor, or similar party	Description of asset	Interest rate	date	Par value		Cost	Current value
BX Trust 2025-ROIC	Synthetic GIC Asset Fixed Income Investments	4.894%	03/15/2030	2,584,918	par	(1)	2,581,690
Canadian National Railway Co	Synthetic GIC Asset Fixed Income Investments	4.200%	03/12/2031	955,000	par	(1)	954,182
Canadian Natural Resources Ltd	Synthetic GIC Asset Fixed Income Investments	3.850%	06/01/2027	1,965,000	par	(1)	1,959,860
Canadian Pacific Railway Co	Synthetic GIC Asset Fixed Income Investments	4.000%	06/01/2028	1,270,000	par	(1)	1,270,781
Canadian Pacific Railway Co	Synthetic GIC Asset Fixed Income Investments	3.700%	02/01/2026	1,600,000	par	(1)	1,598,894
Capital One Financial Corp	Synthetic GIC Asset Fixed Income Investments	1.878%	11/02/2027	550,000	par	(1)	539,688
Capital One Financial Corp	Synthetic GIC Asset Fixed Income Investments	4.927%	05/10/2028	605,000	par	(1)	612,209
Capital One Prime Auto Receivables Trust 2025-1	Synthetic GIC Asset Fixed Income Investments	3.850%	07/15/2030	2,670,000	par	(1)	2,671,850
CarMax Auto Owner Trust 2024-1	Synthetic GIC Asset Fixed Income Investments	4.920%	10/16/2028	5,382,467	par	(1)	5,424,187
CarMax Auto Owner Trust 2024-2	Synthetic GIC Asset Fixed Income Investments	5.500%	01/16/2029	1,375,000	par	(1)	1,393,888
Carmax Auto Owner Trust 2025-1	Synthetic GIC Asset Fixed Income Investments	4.840%	01/15/2030	1,700,000	par	(1)	1,725,102
Carmax Auto Owner Trust 2025-2	Synthetic GIC Asset Fixed Income Investments	4.480%	03/15/2030	2,250,000	par	(1)	2,274,824
Carmax Auto Owner Trust 2025-4	Synthetic GIC Asset Fixed Income Investments	3.970%	12/16/2030	2,050,000	par	(1)	2,053,788
CenterPoint Energy Houston Electric LLC	Synthetic GIC Asset Fixed Income Investments	5.200%	10/01/2028	1,080,000	par	(1)	1,115,424
CenterPoint Energy Houston Electric LLC	Synthetic GIC Asset Fixed Income Investments	4.800%	03/15/2030	680,000	par	(1)	696,935
CES MU2 LLC	Synthetic GIC Asset Fixed Income Investments	2.166%	12/16/2026	635,992	par	(1)	628,123
Chase Auto Owner Trust 2024-1	Synthetic GIC Asset Fixed Income Investments	5.130%	05/25/2029	3,744,336	par	(1)	3,778,238
Chase Auto Owner Trust 2024-2A	Synthetic GIC Asset Fixed Income Investments	5.520%	06/25/2029	1,850,868	par	(1)	1,876,658
Chase Auto Owner Trust 2025-1	Synthetic GIC Asset Fixed Income Investments	4.290%	06/25/2030	2,425,000	par	(1)	2,445,501
Chase Auto Owner Trust 2025-2	Synthetic GIC Asset Fixed Income Investments	3.860%	10/25/2030	3,645,000	par	(1)	3,648,375
Chesapeake Funding II LLC	Synthetic GIC Asset Fixed Income Investments	6.160%	10/15/2035	1,938,852	par	(1)	1,959,344
Chesapeake Funding II LLC	Synthetic GIC Asset Fixed Income Investments	5.650%	05/15/2035	690,893	par	(1)	694,118
Children's Hospital Medical Center/Cincinnati OH	Synthetic GIC Asset Fixed Income Investments	2.853%	11/15/2026	325,000	par	(1)	321,174
CHRISTUS Health	Synthetic GIC Asset Fixed Income Investments	4.341%	07/01/2028	1,235,000	par	(1)	1,239,915
Citibank Credit Card Issuance Trust	Synthetic GIC Asset Fixed Income Investments	4.300%	06/21/2030	1,885,000	par	(1)	1,907,382
Citigroup Commercial Mortgage Trust 2015-GC31	Synthetic GIC Asset Fixed Income Investments	3.762%	06/10/2048	65,968	par	(1)	64,919
Citigroup Commercial Mortgage Trust 2016-C1	Synthetic GIC Asset Fixed Income Investments	3.209%	05/10/2049	4,237,000	par	(1)	4,220,556
Citigroup Commercial Mortgage Trust 2016-P6	Synthetic GIC Asset Fixed Income Investments	3.458%	12/10/2049	3,086,094	par	(1)	3,070,025
Citigroup Inc	Synthetic GIC Asset Fixed Income Investments	1.462%	06/09/2027	1,500,000	par	(1)	1,482,860
Citigroup Inc	Synthetic GIC Asset Fixed Income Investments	3.070%	02/24/2028	830,000	par	(1)	820,632
Citigroup Inc	Synthetic GIC Asset Fixed Income Investments	4.786%	03/04/2029	840,000	par	(1)	852,281
Citigroup Inc	Synthetic GIC Asset Fixed Income Investments	3.668%	07/24/2028	2,800,000	par	(1)	2,782,536
Citigroup Inc	Synthetic GIC Asset Fixed Income Investments	3.520%	10/27/2028	2,880,000	par	(1)	2,854,708
Citigroup Inc	Synthetic GIC Asset Fixed Income Investments	4.658%	05/24/2028	605,000	par	(1)	610,158
Citizens Bank NA/Providence RI	Synthetic GIC Asset Fixed Income Investments	4.575%	08/09/2028	1,000,000	par	(1)	1,007,605
City of Atlanta GA Water & Wastewater Revenue	Synthetic GIC Asset Fixed Income Investments	1.537%	11/01/2028	225,000	par	(1)	212,283
City of New York NY	Synthetic GIC Asset Fixed Income Investments	4.820%	02/01/2029	1,250,000	par	(1)	1,284,750
City of West Palm Beach FL Utility System Revenue	Synthetic GIC Asset Fixed Income Investments	3.291%	10/01/2028	2,100,000	par	(1)	2,069,718
CNH Equipment Trust 2022-B	Synthetic GIC Asset Fixed Income Investments	3.890%	11/15/2027	256,697	par	(1)	256,589
CNH Equipment Trust 2025-A	Synthetic GIC Asset Fixed Income Investments	4.360%	08/15/2030	2,040,000	par	(1)	2,061,667
CNH Industrial Capital LLC	Synthetic GIC Asset Fixed Income Investments	4.750%	03/21/2028	850,000	par	(1)	859,935

WELLS FARGO & COMPANY 401(k) PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

			Maturity
Identity of issuer, borrower, lessor, or similar party	Description of asset	Interest rate	date	Par value		Cost	Current value
CNH Industrial Capital LLC	Synthetic GIC Asset Fixed Income Investments	4.550%	04/10/2028	1,500,000	par	(1)	1,510,692
CNH Industrial Capital LLC	Synthetic GIC Asset Fixed Income Investments	1.450%	07/15/2026	1,460,000	par	(1)	1,438,417
Comcast Corp	Synthetic GIC Asset Fixed Income Investments	4.150%	10/15/2028	1,370,000	par	(1)	1,377,287
Comcast Corp	Synthetic GIC Asset Fixed Income Investments	3.550%	05/01/2028	560,000	par	(1)	555,537
COMM 2016-COR1 Mortgage Trust	Synthetic GIC Asset Fixed Income Investments	2.826%	10/10/2049	4,051,498	par	(1)	4,021,598
COMM 2016-DC2 Mortgage Trust	Synthetic GIC Asset Fixed Income Investments	3.765%	02/10/2049	254,814	par	(1)	254,480
CommonSpirit Health	Synthetic GIC Asset Fixed Income Investments	4.352%	09/01/2030	1,070,000	par	(1)	1,066,335
Commonwealth of Massachusetts	Synthetic GIC Asset Fixed Income Investments	4.110%	07/15/2031	984,148	par	(1)	983,863
Connecticut Light and Power Co/The	Synthetic GIC Asset Fixed Income Investments	4.950%	01/15/2030	1,860,000	par	(1)	1,909,478
Consumers 2023 Securitization Funding LLC	Synthetic GIC Asset Fixed Income Investments	5.210%	09/01/2030	3,620,000	par	(1)	3,733,292
Consumers Energy Co	Synthetic GIC Asset Fixed Income Investments	3.800%	11/15/2028	330,000	par	(1)	328,914
Cooperatieve Rabobank UA	Synthetic GIC Asset Fixed Income Investments	1.106%	02/24/2027	1,500,000	par	(1)	1,493,432
Cooperatieve Rabobank UA	Synthetic GIC Asset Fixed Income Investments	3.649%	04/06/2028	3,050,000	par	(1)	3,034,817
Corebridge Global Funding	Synthetic GIC Asset Fixed Income Investments	5.900%	09/19/2028	970,000	par	(1)	1,013,405
Corebridge Global Funding	Synthetic GIC Asset Fixed Income Investments	4.250%	08/21/2028	700,000	par	(1)	702,027
Cornell University	Synthetic GIC Asset Fixed Income Investments	4.169%	06/15/2030	1,355,000	par	(1)	1,361,428
Coterra Energy Inc	Synthetic GIC Asset Fixed Income Investments	3.900%	05/15/2027	1,700,000	par	(1)	1,693,763
CRH America Finance Inc	Synthetic GIC Asset Fixed Income Investments	3.400%	05/09/2027	750,000	par	(1)	744,179
CRH America Finance Inc	Synthetic GIC Asset Fixed Income Investments	3.950%	04/04/2028	650,000	par	(1)	648,118
CRH SMW Finance DAC	Synthetic GIC Asset Fixed Income Investments	5.200%	05/21/2029	700,000	par	(1)	723,079
CRH SMW Finance DAC	Synthetic GIC Asset Fixed Income Investments	5.125%	01/09/2030	500,000	par	(1)	515,775
CubeSmart LP	Synthetic GIC Asset Fixed Income Investments	4.375%	02/15/2029	700,000	par	(1)	702,262
CubeSmart LP	Synthetic GIC Asset Fixed Income Investments	3.125%	09/01/2026	500,000	par	(1)	496,725
CVS Health Corp	Synthetic GIC Asset Fixed Income Investments	5.000%	02/20/2026	748,000	par	(1)	748,285
CVS Health Corp	Synthetic GIC Asset Fixed Income Investments	2.875%	06/01/2026	1,600,000	par	(1)	1,591,922
Daimler Truck Finance North America LLC	Synthetic GIC Asset Fixed Income Investments	4.950%	01/13/2028	750,000	par	(1)	761,295
Daimler Truck Finance North America LLC	Synthetic GIC Asset Fixed Income Investments	5.000%	01/15/2027	1,210,000	par	(1)	1,221,744
Daimler Truck Finance North America LLC	Synthetic GIC Asset Fixed Income Investments	4.300%	08/12/2027	410,000	par	(1)	411,859
DBJPM 2016-C3 Mortgage Trust	Synthetic GIC Asset Fixed Income Investments	2.632%	08/10/2049	2,972,288	par	(1)	2,957,882
Dell Equipment Finance Trust 2024-1	Synthetic GIC Asset Fixed Income Investments	5.390%	03/22/2030	852,865	par	(1)	858,951
Dell Equipment Finance Trust 2025-2	Synthetic GIC Asset Fixed Income Investments	4.120%	03/24/2031	2,055,000	par	(1)	2,061,915
DLLAA 2023-1 LLC	Synthetic GIC Asset Fixed Income Investments	5.640%	02/22/2028	3,209,980	par	(1)	3,244,022
DLLAD 2021-1 LLC	Synthetic GIC Asset Fixed Income Investments	0.900%	06/20/2029	3,338,194	par	(1)	3,323,866
DLLST 2024-1 LLC	Synthetic GIC Asset Fixed Income Investments	5.050%	08/20/2027	1,525,579	par	(1)	1,532,187
DOC DR LLC	Synthetic GIC Asset Fixed Income Investments	4.300%	03/15/2027	500,000	par	(1)	500,759
Duke Energy Carolinas LLC	Synthetic GIC Asset Fixed Income Investments	2.450%	08/15/2029	1,500,000	par	(1)	1,421,055
Duke Energy Florida LLC	Synthetic GIC Asset Fixed Income Investments	4.200%	12/01/2030	310,000	par	(1)	310,447
Eastman Chemical Co	Synthetic GIC Asset Fixed Income Investments	5.000%	08/01/2029	1,050,000	par	(1)	1,071,781
Eastman Chemical Co	Synthetic GIC Asset Fixed Income Investments	4.500%	12/01/2028	1,200,000	par	(1)	1,209,421
eBay Inc	Synthetic GIC Asset Fixed Income Investments	4.250%	03/06/2029	740,000	par	(1)	742,595
ECMC Group Student Loan Trust 2021-1	Synthetic GIC Asset Fixed Income Investments	4.559%	11/25/2070	265,508	par	(1)	262,713

WELLS FARGO & COMPANY 401(k) PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

			Maturity
Identity of issuer, borrower, lessor, or similar party	Description of asset	Interest rate	date	Par value		Cost	Current value
ELM Trust 2024-ELM	Synthetic GIC Asset Fixed Income Investments	5.801%	06/10/2039	2,085,000	par	(1)	2,096,078
ELM Trust 2024-ELM	Synthetic GIC Asset Fixed Income Investments	5.801%	06/10/2039	1,940,000	par	(1)	1,950,307
EMD Finance LLC	Synthetic GIC Asset Fixed Income Investments	4.125%	08/15/2028	1,380,000	par	(1)	1,383,504
Empire State Development Corp	Synthetic GIC Asset Fixed Income Investments	3.170%	03/15/2026	275,000	par	(1)	274,648
Enbridge Inc	Synthetic GIC Asset Fixed Income Investments	5.250%	04/05/2027	745,000	par	(1)	755,372
Enbridge Inc	Synthetic GIC Asset Fixed Income Investments	3.700%	07/15/2027	800,000	par	(1)	795,950
Enbridge Inc	Synthetic GIC Asset Fixed Income Investments	4.600%	06/20/2028	210,000	par	(1)	212,239
Energy Transfer LP	Synthetic GIC Asset Fixed Income Investments	4.400%	03/15/2027	500,000	par	(1)	501,583
Energy Transfer LP	Synthetic GIC Asset Fixed Income Investments	6.050%	12/01/2026	1,930,000	par	(1)	1,961,119
Entergy Arkansas LLC	Synthetic GIC Asset Fixed Income Investments	4.000%	06/01/2028	1,700,000	par	(1)	1,702,635
Enterprise Fleet Financing 2023-3 LLC	Synthetic GIC Asset Fixed Income Investments	6.400%	03/20/2030	2,338,387	par	(1)	2,367,149
Enterprise Fleet Financing 2024-2 LLC	Synthetic GIC Asset Fixed Income Investments	5.610%	04/20/2028	2,020,000	par	(1)	2,054,360
Enterprise Fleet Financing 2024-3 LLC	Synthetic GIC Asset Fixed Income Investments	4.980%	08/21/2028	2,885,000	par	(1)	2,925,808
Enterprise Fleet Financing 2025-2 LLC	Synthetic GIC Asset Fixed Income Investments	4.410%	06/20/2029	3,300,000	par	(1)	3,334,805
Enterprise Fleet Financing 2025-3 LLC	Synthetic GIC Asset Fixed Income Investments	4.460%	09/20/2029	2,505,000	par	(1)	2,536,906
Enterprise Fleet Financing 2025-4 LLC	Synthetic GIC Asset Fixed Income Investments	4.110%	12/20/2029	4,015,000	par	(1)	4,033,043
Enterprise Products Operating LLC	Synthetic GIC Asset Fixed Income Investments	4.300%	06/20/2028	1,370,000	par	(1)	1,382,185
EOG Resources Inc	Synthetic GIC Asset Fixed Income Investments	4.400%	07/15/2028	510,000	par	(1)	515,869
Equifax Inc	Synthetic GIC Asset Fixed Income Investments	5.100%	12/15/2027	1,500,000	par	(1)	1,528,655
Equifax Inc	Synthetic GIC Asset Fixed Income Investments	5.100%	06/01/2028	715,000	par	(1)	730,747
Equifax Inc	Synthetic GIC Asset Fixed Income Investments	4.800%	09/15/2029	390,000	par	(1)	396,557
Ethiopian Leasing 2012 LLC	Synthetic GIC Asset Fixed Income Investments	2.566%	08/14/2026	576,688	par	(1)	570,030
Ethiopian Leasing 2012 LLC	Synthetic GIC Asset Fixed Income Investments	2.646%	05/12/2026	103,191	par	(1)	102,776
Evergy Kansas Central Inc	Synthetic GIC Asset Fixed Income Investments	4.700%	03/13/2028	1,350,000	par	(1)	1,371,024
EXIM Bank of the United States	Synthetic GIC Asset Fixed Income Investments	2.329%	01/14/2027	96,591	par	(1)	94,426
EXIM Bank of the United States	Synthetic GIC Asset Fixed Income Investments	2.372%	03/19/2027	117,647	par	(1)	116,062
Experian Finance PLC	Synthetic GIC Asset Fixed Income Investments	4.250%	02/01/2029	1,400,000	par	(1)	1,403,966
Extended Stay America Trust 2025-ESH	Synthetic GIC Asset Fixed Income Investments	5.050%	10/15/2042	2,120,000	par	(1)	2,123,309
Extra Space Storage LP	Synthetic GIC Asset Fixed Income Investments	5.700%	04/01/2028	400,000	par	(1)	413,378
Extra Space Storage LP	Synthetic GIC Asset Fixed Income Investments	3.900%	04/01/2029	1,000,000	par	(1)	988,632
Extra Space Storage LP	Synthetic GIC Asset Fixed Income Investments	3.500%	07/01/2026	1,130,000	par	(1)	1,126,537
Fannie Mae Grantor Trust 2004-T2	Synthetic GIC Asset Fixed Income Investments	6.000%	11/25/2043	205,066	par	(1)	210,829
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.350%	08/01/2045	117,180	par	(1)	121,932
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.350%	08/01/2045	29,899	par	(1)	30,948
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.350%	08/01/2045	118,557	par	(1)	123,350
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.233%	07/01/2045	35,437	par	(1)	36,838
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.225%	06/01/2045	12,451	par	(1)	12,943
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.600%	04/01/2045	63,760	par	(1)	65,971
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.600%	04/01/2045	179,519	par	(1)	186,644
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.586%	02/01/2045	162,540	par	(1)	169,601
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.350%	10/01/2044	36,650	par	(1)	38,178

WELLS FARGO & COMPANY 401(k) PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

			Maturity
Identity of issuer, borrower, lessor, or similar party	Description of asset	Interest rate	date	Par value		Cost	Current value
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.350%	09/01/2044	5,811	par	(1)	6,044
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.340%	08/01/2044	67,999	par	(1)	71,239
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.250%	08/01/2044	55,035	par	(1)	57,309
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.340%	08/01/2044	30,865	par	(1)	31,974
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.321%	08/01/2044	221,998	par	(1)	231,073
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.637%	03/01/2042	18,987	par	(1)	19,700
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.297%	11/01/2041	35,853	par	(1)	37,158
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.334%	11/01/2041	70,066	par	(1)	73,583
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.500%	10/01/2041	79,239	par	(1)	82,305
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.815%	02/01/2041	2,200	par	(1)	2,280
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.486%	05/01/2036	87,323	par	(1)	86,598
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.375%	05/01/2037	79,670	par	(1)	82,099
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.625%	05/01/2038	89,379	par	(1)	92,530
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.247%	08/01/2034	20,355	par	(1)	21,051
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	5.944%	06/01/2034	321,147	par	(1)	330,597
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	5.908%	05/01/2034	17,990	par	(1)	18,582
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.178%	03/01/2034	46,757	par	(1)	48,031
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	5.882%	12/01/2033	71,729	par	(1)	73,255
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	5.781%	10/01/2033	146,421	par	(1)	148,600
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.211%	08/01/2033	36,344	par	(1)	37,242
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.255%	08/01/2033	72,501	par	(1)	73,923
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	5.901%	08/01/2035	27,490	par	(1)	27,938
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	5.987%	06/01/2033	205,498	par	(1)	209,754
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.215%	11/01/2032	178,493	par	(1)	174,952
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.653%	10/01/2032	83,783	par	(1)	83,053
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	5.090%	01/01/2029	4,120,000	par	(1)	4,246,538
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.281%	06/01/2047	231,641	par	(1)	241,132
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.326%	06/01/2047	224,845	par	(1)	233,965
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.277%	07/01/2047	123,312	par	(1)	128,353
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	5.180%	12/01/2028	2,200,000	par	(1)	2,270,825
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.360%	07/01/2047	180,061	par	(1)	186,096
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.469%	07/01/2047	23,669	par	(1)	24,685
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.350%	09/01/2047	183,617	par	(1)	191,636
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	5.330%	12/01/2028	5,110,000	par	(1)	5,300,169
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	5.540%	12/01/2027	5,600,000	par	(1)	5,750,506
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.094%	11/01/2047	261,852	par	(1)	272,550
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.920%	10/01/2028	8,510,000	par	(1)	8,720,793
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.451%	05/01/2047	101,680	par	(1)	105,861
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.563%	02/01/2048	208,440	par	(1)	216,407
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	5.380%	10/01/2028	7,260,000	par	(1)	7,529,753
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.565%	05/01/2048	449,027	par	(1)	466,849

WELLS FARGO & COMPANY 401(k) PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

			Maturity
Identity of issuer, borrower, lessor, or similar party	Description of asset	Interest rate	date	Par value		Cost	Current value
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.790%	03/01/2028	1,630,000	par	(1)	1,645,765
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.187%	11/01/2048	61,375	par	(1)	63,717
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.340%	07/01/2046	86,021	par	(1)	89,488
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	3.989%	01/01/2049	189,699	par	(1)	196,873
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.225%	12/01/2046	86,518	par	(1)	89,953
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	5.000%	08/01/2056	1,151,583	par	(1)	1,161,404
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	2.500%	08/01/2027	92,209	par	(1)	91,145
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	3.054%	08/01/2049	1,140,753	par	(1)	1,165,940
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	3.038%	08/01/2049	593,761	par	(1)	607,605
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	2.777%	11/01/2049	1,442,778	par	(1)	1,463,054
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	2.851%	11/01/2049	479,083	par	(1)	486,060
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	2.839%	11/01/2049	284,595	par	(1)	288,743
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	2.841%	12/01/2049	236,160	par	(1)	239,273
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	2.500%	11/01/2027	476,296	par	(1)	470,219
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	2.628%	12/01/2049	630,932	par	(1)	637,843
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	2.743%	12/01/2049	684,597	par	(1)	692,654
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	2.669%	01/01/2050	1,808,511	par	(1)	1,826,012
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	2.738%	01/01/2050	1,587,632	par	(1)	1,603,757
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	3.075%	05/01/2052	391,717	par	(1)	380,959
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	2.543%	06/01/2052	3,859,152	par	(1)	3,704,176
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	3.595%	07/01/2052	2,053,064	par	(1)	2,019,757
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	3.779%	06/01/2052	669,225	par	(1)	661,702
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	3.846%	07/01/2052	855,025	par	(1)	846,672
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.089%	08/01/2052	2,999,203	par	(1)	2,986,631
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.000%	02/01/2033	12,548	par	(1)	12,877
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	2.471%	06/01/2052	3,317,053	par	(1)	3,181,634
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	5.144%	06/01/2053	7,293,845	par	(1)	7,439,948
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	5.203%	12/01/2052	500,271	par	(1)	509,860
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.846%	12/01/2052	2,684,372	par	(1)	2,716,716
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	5.098%	11/01/2052	808,446	par	(1)	822,345
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	3.481%	09/01/2052	4,725,033	par	(1)	4,648,794
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.570%	10/01/2052	3,273,523	par	(1)	3,294,641
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.528%	08/01/2052	2,205,656	par	(1)	2,218,491
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.687%	10/01/2052	1,052,425	par	(1)	1,061,654
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	3.000%	07/01/2034	177,641	par	(1)	171,289
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	3.000%	07/01/2034	831,008	par	(1)	806,852
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.100%	11/01/2045	162,306	par	(1)	168,806
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	5.975%	12/01/2045	35,367	par	(1)	36,771
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	2.500%	08/01/2027	44,785	par	(1)	44,250
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	3.000%	09/01/2027	65,542	par	(1)	64,979
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	3.000%	02/01/2027	47,088	par	(1)	46,765

WELLS FARGO & COMPANY 401(k) PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

			Maturity
Identity of issuer, borrower, lessor, or similar party	Description of asset	Interest rate	date	Par value		Cost	Current value
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	2.500%	12/01/2026	64,261	par	(1)	63,750
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	3.000%	05/01/2031	179,676	par	(1)	176,201
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	3.000%	04/01/2031	829,732	par	(1)	813,431
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	3.000%	02/01/2031	75,211	par	(1)	73,734
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	3.000%	02/01/2031	105,056	par	(1)	103,178
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	3.000%	08/01/2027	226,022	par	(1)	224,109
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	5.500%	09/01/2036	114,434	par	(1)	117,570
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.360%	10/01/2046	127,511	par	(1)	132,844
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	5.500%	02/01/2036	23,229	par	(1)	23,536
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	5.500%	04/01/2033	55,813	par	(1)	57,144
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.000%	02/01/2034	278,230	par	(1)	278,586
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.000%	02/01/2034	411,169	par	(1)	411,680
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	5.000%	06/01/2035	155,384	par	(1)	157,627
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	5.000%	10/01/2035	77,217	par	(1)	79,359
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	5.000%	08/01/2029	2,318,697	par	(1)	2,383,766
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.280%	02/01/2030	1,350,000	par	(1)	1,362,883
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.441%	06/01/2047	113,493	par	(1)	118,098
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.360%	01/01/2030	840,000	par	(1)	850,521
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.255%	01/01/2030	290,000	par	(1)	292,495
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.350%	12/01/2029	1,740,000	par	(1)	1,757,852
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.320%	01/01/2030	1,890,000	par	(1)	1,910,847
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.300%	01/01/2030	350,000	par	(1)	353,599
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.325%	01/01/2030	2,840,000	par	(1)	2,866,588
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.297%	11/01/2046	263,075	par	(1)	273,391
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.095%	11/01/2046	50,545	par	(1)	52,613
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.197%	10/01/2046	129,073	par	(1)	134,426
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.515%	12/01/2029	6,520,000	par	(1)	6,618,478
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.860%	01/01/2030	5,110,000	par	(1)	5,256,034
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.340%	01/01/2030	1,450,000	par	(1)	1,467,078
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.860%	01/01/2030	2,120,000	par	(1)	2,180,585
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.630%	01/01/2030	3,025,000	par	(1)	3,085,494
Fannie Mae REMIC Trust 2002-W12	Synthetic GIC Asset Fixed Income Investments	5.066%	02/25/2033	518	par	(1)	517
Fannie Mae REMIC Trust 2003-W11	Synthetic GIC Asset Fixed Income Investments	7.112%	07/25/2033	9,871	par	(1)	9,889
Fannie Mae REMIC Trust 2004-W11	Synthetic GIC Asset Fixed Income Investments	7.000%	05/25/2044	272,653	par	(1)	277,202
Fannie Mae REMICS	Synthetic GIC Asset Fixed Income Investments	5.500%	04/25/2035	584,606	par	(1)	611,759
Fannie Mae REMICS	Synthetic GIC Asset Fixed Income Investments	5.500%	04/25/2035	577,688	par	(1)	600,663
Fannie Mae REMICS	Synthetic GIC Asset Fixed Income Investments	2.500%	03/25/2037	10,188	par	(1)	9,872
Fannie Mae Trust 2003-W6	Synthetic GIC Asset Fixed Income Investments	6.500%	09/25/2042	76,027	par	(1)	78,527
Fannie Mae Trust 2004-W1	Synthetic GIC Asset Fixed Income Investments	7.000%	12/25/2033	163,449	par	(1)	172,141
Federal Realty OP LP	Synthetic GIC Asset Fixed Income Investments	5.375%	05/01/2028	1,699,000	par	(1)	1,742,119
Federal Realty OP LP	Synthetic GIC Asset Fixed Income Investments	3.250%	07/15/2027	1,230,000	par	(1)	1,215,512

WELLS FARGO & COMPANY 401(k) PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

			Maturity
Identity of issuer, borrower, lessor, or similar party	Description of asset	Interest rate	date	Par value		Cost	Current value
FedEx Corp	Synthetic GIC Asset Fixed Income Investments	3.400%	02/15/2028	1,560,000	par	(1)	1,537,795
FedEx Corp	Synthetic GIC Asset Fixed Income Investments	3.100%	08/05/2029	738,000	par	(1)	709,819
Fifth Third Auto Trust 2023-1	Synthetic GIC Asset Fixed Income Investments	5.530%	08/15/2028	2,770,268	par	(1)	2,793,236
Fifth Third Bancorp	Synthetic GIC Asset Fixed Income Investments	4.055%	04/25/2028	350,000	par	(1)	349,734
Fifth Third Bank NA	Synthetic GIC Asset Fixed Income Investments	3..850%	03/15/2026	1,535,000	par	(1)	1,533,798
Fifth Third Bank NA	Synthetic GIC Asset Fixed Income Investments	4.967%	01/28/2028	970,000	par	(1)	979,213
FirstEnergy Pennsylvania Electric Co	Synthetic GIC Asset Fixed Income Investments	5.150%	03/30/2026	380,000	par	(1)	380,901
Fiserv Inc	Synthetic GIC Asset Fixed Income Investments	4.200%	10/01/2028	2,000,000	par	(1)	1,995,526
Fiserv Inc	Synthetic GIC Asset Fixed Income Investments	3.500%	07/01/2029	550,000	par	(1)	533,724
FMC Corp	Synthetic GIC Asset Fixed Income Investments	3.200%	10/01/2026	1,140,000	par	(1)	1,128,405
Ford Credit Auto Lease Trust 2025-B	Synthetic GIC Asset Fixed Income Investments	4.230%	12/15/2028	2,675,000	par	(1)	2,692,639
Ford Credit Auto Owner Trust 2022-REV1	Synthetic GIC Asset Fixed Income Investments	3.880%	11/15/2034	1,915,000	par	(1)	1,915,308
Ford Credit Auto Owner Trust 2023-C	Synthetic GIC Asset Fixed Income Investments	5.530%	09/15/2028	3,404,718	par	(1)	3,439,500
Ford Credit Auto Owner Trust 2024-C	Synthetic GIC Asset Fixed Income Investments	4.070%	07/15/2029	3,845,000	par	(1)	3,857,039
Ford Credit Auto Owner Trust 2025-A	Synthetic GIC Asset Fixed Income Investments	4.450%	10/15/2029	1,805,000	par	(1)	1,823,072
Ford Credit Floorplan Master Owner Trust A	Synthetic GIC Asset Fixed Income Investments	5.290%	04/15/2029	2,205,000	par	(1)	2,244,106
Ford Credit Floorplan Master Owner Trust A	Synthetic GIC Asset Fixed Income Investments	4.060%	09/15/2030	1,825,000	par	(1)	1,830,962
Ford Motor Credit Co LLC	Synthetic GIC Asset Fixed Income Investments	5.125%	11/05/2026	1,340,000	par	(1)	1,347,378
Freddie Mac Gold Pool	Synthetic GIC Asset Fixed Income Investments	3.000%	08/01/2027	151,423	par	(1)	150,224
Freddie Mac Gold Pool	Synthetic GIC Asset Fixed Income Investments	3.000%	10/01/2026	13,604	par	(1)	13,532
Freddie Mac Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.000%	08/01/2038	292,383	par	(1)	309,672
Freddie Mac Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.000%	08/01/2038	616,078	par	(1)	652,511
Freddie Mac Gold Pool	Synthetic GIC Asset Fixed Income Investments	5.500%	12/01/2033	40,537	par	(1)	41,166
Freddie Mac Multifam Struct PT Cert	Synthetic GIC Asset Fixed Income Investments	5.985%	01/25/2046	121,937	par	(1)	121,486
Freddie Mac Multifamily Structured PT Cert	Synthetic GIC Asset Fixed Income Investments	4.850%	09/25/2028	8,850,000	par	(1)	9,071,259
Freddie Mac Multifamily Structured PT Cert	Synthetic GIC Asset Fixed Income Investments	4.865%	11/25/2029	8,122,913	par	(1)	8,136,771
Freddie Mac Multifamily Structured PT Cert	Synthetic GIC Asset Fixed Income Investments	4.860%	10/25/2028	2,910,000	par	(1)	2,980,495
Freddie Mac Multifamily Structured PT Cert	Synthetic GIC Asset Fixed Income Investments	4.950%	11/25/2054	4,158,011	par	(1)	4,219,204
Freddie Mac Multifamily Structured PT Certificates	Synthetic GIC Asset Fixed Income Investments	6.393%	10/25/2047	116,463	par	(1)	116,497
Freddie Mac Multifamily Structured PT Certificates	Synthetic GIC Asset Fixed Income Investments	1.235%	05/25/2051	985,093	par	(1)	977,379
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	5.011%	09/01/2053	7,446,690	par	(1)	7,548,062
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	5.608%	04/01/2053	4,203,359	par	(1)	4,285,543
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	4.860%	12/01/2052	3,130,376	par	(1)	3,161,464
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	4.571%	11/01/2052	359,655	par	(1)	361,085
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.885%	04/01/2038	153,441	par	(1)	159,764
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.288%	06/01/2047	146,991	par	(1)	152,729
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.265%	07/01/2047	12,976	par	(1)	13,467
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.390%	08/01/2047	42,880	par	(1)	44,632
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.380%	10/01/2047	78,929	par	(1)	82,159
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.625%	08/01/2035	3,124	par	(1)	3,197
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.745%	05/01/2038	14,523	par	(1)	14,970

WELLS FARGO & COMPANY 401(k) PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

			Maturity
Identity of issuer, borrower, lessor, or similar party	Description of asset	Interest rate	date	Par value		Cost	Current value
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	5.890%	06/01/2036	36,948	par	(1)	37,735
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.645%	09/01/2037	169,223	par	(1)	176,002
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.005%	11/01/2047	165,781	par	(1)	172,090
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.130%	11/01/2047	51,159	par	(1)	53,177
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.523%	01/01/2047	318,154	par	(1)	329,858
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.543%	05/01/2048	97,948	par	(1)	101,439
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.265%	01/01/2041	20,066	par	(1)	20,746
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.024%	11/01/2046	19,286	par	(1)	20,127
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.706%	02/01/2042	7,350	par	(1)	7,594
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.555%	05/01/2047	52,225	par	(1)	54,263
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.356%	10/01/2046	142,806	par	(1)	148,588
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.553%	05/01/2042	143,098	par	(1)	149,118
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.444%	07/01/2042	47,643	par	(1)	49,314
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.500%	08/01/2042	18,122	par	(1)	18,740
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.500%	09/01/2042	65,966	par	(1)	68,725
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	2.871%	03/01/2046	69,412	par	(1)	71,333
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.390%	08/01/2043	85,997	par	(1)	89,614
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.296%	10/01/2043	174,702	par	(1)	181,803
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.539%	05/01/2044	124,193	par	(1)	129,006
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.556%	02/01/2046	23,708	par	(1)	24,571
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.600%	05/01/2044	128,740	par	(1)	133,827
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.279%	06/01/2044	63,671	par	(1)	65,715
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.350%	08/01/2044	67,662	par	(1)	70,309
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.258%	10/01/2046	309,214	par	(1)	321,544
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.214%	10/01/2046	64,929	par	(1)	67,497
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.445%	12/01/2042	33,364	par	(1)	34,506
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	3.251%	06/01/2049	267,764	par	(1)	273,940
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	3.215%	07/01/2049	606,349	par	(1)	623,636
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.108%	11/01/2045	932,718	par	(1)	968,314
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.461%	01/01/2043	77,447	par	(1)	80,578
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.611%	04/01/2046	116,164	par	(1)	120,620
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.029%	12/01/2044	105,191	par	(1)	108,879
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.510%	01/01/2045	86,583	par	(1)	89,522
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.547%	02/01/2046	190,298	par	(1)	197,931
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.600%	04/01/2045	95,978	par	(1)	99,830
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.600%	05/01/2045	91,459	par	(1)	95,300
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	3.493%	07/01/2052	3,150,289	par	(1)	3,082,076
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.505%	03/01/2046	88,262	par	(1)	91,544
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.390%	01/01/2046	61,164	par	(1)	63,363
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	3.995%	08/01/2052	4,226,763	par	(1)	4,186,452
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.306%	06/01/2045	10,485	par	(1)	10,876

WELLS FARGO & COMPANY 401(k) PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

			Maturity
Identity of issuer, borrower, lessor, or similar party	Description of asset	Interest rate	date	Par value		Cost	Current value
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.310%	07/01/2045	260,073	par	(1)	269,901
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.350%	08/01/2045	69,878	par	(1)	72,546
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.350%	08/01/2045	16,932	par	(1)	17,578
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.336%	08/01/2045	459,385	par	(1)	477,018
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	3.662%	08/01/2052	4,619,822	par	(1)	4,540,019
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.370%	08/01/2045	21,115	par	(1)	21,993
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.130%	11/01/2045	145,234	par	(1)	150,788
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.130%	10/01/2045	29,307	par	(1)	30,475
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	4.043%	09/01/2052	5,733,935	par	(1)	5,686,544
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	4.148%	09/01/2052	1,719,666	par	(1)	1,708,688
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.370%	09/01/2045	75,207	par	(1)	78,151
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	4.697%	09/01/2052	299,368	par	(1)	301,318
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	4.286%	10/01/2052	2,654,078	par	(1)	2,646,697
Freddie Mac Pool	Synthetic GIC Asset Fixed Income Investments	3.000%	07/01/2034	801,711	par	(1)	777,874
Freddie Mac Pool	Synthetic GIC Asset Fixed Income Investments	3.000%	01/01/2035	948,332	par	(1)	924,470
Freddie Mac Pool	Synthetic GIC Asset Fixed Income Investments	3.000%	01/01/2035	1,698,455	par	(1)	1,655,717
Freddie Mac REMICS	Synthetic GIC Asset Fixed Income Investments	3.000%	12/15/2044	11,970	par	(1)	11,495
Freddie Mac Struct PT Cert	Synthetic GIC Asset Fixed Income Investments	5.231%	05/25/2043	1,495,870	par	(1)	1,427,951
Freddie Struct PT Cert	Synthetic GIC Asset Fixed Income Investments	7.000%	07/25/2043	114,142	par	(1)	121,342
GE HealthCare Technologies Inc	Synthetic GIC Asset Fixed Income Investments	4.150%	12/15/2028	240,000	par	(1)	240,774
GE HealthCare Technologies Inc	Synthetic GIC Asset Fixed Income Investments	5.650%	11/15/2027	1,680,000	par	(1)	1,729,809
General Mills Inc	Synthetic GIC Asset Fixed Income Investments	4.200%	04/17/2028	1,560,000	par	(1)	1,565,419
General Motors Financial Co Inc	Synthetic GIC Asset Fixed Income Investments	2.400%	04/10/2028	680,000	par	(1)	654,701
General Motors Financial Co Inc	Synthetic GIC Asset Fixed Income Investments	5.050%	04/04/2028	1,030,000	par	(1)	1,049,297
General Motors Financial Co Inc	Synthetic GIC Asset Fixed Income Investments	5.400%	05/08/2027	1,680,000	par	(1)	1,707,693
Ginnie Mae II pool	Synthetic GIC Asset Fixed Income Investments	4.625%	10/20/2045	56,613	par	(1)	57,934
Ginnie Mae II pool	Synthetic GIC Asset Fixed Income Investments	5.625%	03/20/2042	35,561	par	(1)	36,247
Ginnie Mae II pool	Synthetic GIC Asset Fixed Income Investments	5.625%	04/20/2042	117,437	par	(1)	119,861
Ginnie Mae II Pool	Synthetic GIC Asset Fixed Income Investments	4.600%	01/20/2067	175	par	(1)	175
Ginnie Mae II Pool	Synthetic GIC Asset Fixed Income Investments	4.600%	12/20/2066	383	par	(1)	384
Ginnie Mae II pool	Synthetic GIC Asset Fixed Income Investments	4.740%	06/20/2061	288	par	(1)	286
Ginnie Mae II pool	Synthetic GIC Asset Fixed Income Investments	4.625%	12/20/2045	17,448	par	(1)	17,856
Ginnie Mae II pool	Synthetic GIC Asset Fixed Income Investments	4.539%	03/20/2058	19,694	par	(1)	19,803
Ginnie Mae II pool	Synthetic GIC Asset Fixed Income Investments	4.860%	05/20/2058	111,265	par	(1)	111,317
Ginnie Mae II pool	Synthetic GIC Asset Fixed Income Investments	5.470%	08/20/2059	2,144	par	(1)	2,140
Ginnie Mae II pool	Synthetic GIC Asset Fixed Income Investments	5.040%	06/20/2058	13,760	par	(1)	13,938
GM Financial Consumer Auto Rec Trust 2024-3	Synthetic GIC Asset Fixed Income Investments	5.130%	04/16/2029	2,575,000	par	(1)	2,602,205
GM Financial Consumer Automobile Rec Trust 2024-1	Synthetic GIC Asset Fixed Income Investments	4.850%	12/18/2028	3,581,180	par	(1)	3,603,040
GMF Floorplan Owner Revolving Trust	Synthetic GIC Asset Fixed Income Investments	5.340%	06/15/2028	4,025,000	par	(1)	4,049,098
GNMA	Synthetic GIC Asset Fixed Income Investments	4.764%	10/20/2065	604,250	par	(1)	605,155
GNMA	Synthetic GIC Asset Fixed Income Investments	5.114%	12/20/2066	653,505	par	(1)	657,757

WELLS FARGO & COMPANY 401(k) PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

			Maturity
Identity of issuer, borrower, lessor, or similar party	Description of asset	Interest rate	date	Par value		Cost	Current value
Goldman Sachs Group Inc	Synthetic GIC Asset Fixed Income Investments	1.431%	03/09/2027	1,000,000	par	(1)	994,905
Goldman Sachs Group Inc/The	Synthetic GIC Asset Fixed Income Investments	4.223%	05/01/2029	800,000	par	(1)	801,862
Goldman Sachs Group Inc/The	Synthetic GIC Asset Fixed Income Investments	2.640%	02/24/2028	3,405,000	par	(1)	3,352,192
Goldman Sachs Group Inc/The	Synthetic GIC Asset Fixed Income Investments	4.482%	08/23/2028	700,000	par	(1)	705,007
Goldman Sachs Group Inc/The	Synthetic GIC Asset Fixed Income Investments	1.542%	09/10/2027	2,100,000	par	(1)	2,063,410
Government National Mortgage Association	Synthetic GIC Asset Fixed Income Investments	5.014%	01/20/2066	466,345	par	(1)	468,589
Great Wolf Trust 2024-WLF2 A	Synthetic GIC Asset Fixed Income Investments	5.441%	05/15/2041	2,204,000	par	(1)	2,210,136
GS Mortgage Securities Trust 2017-GS5	Synthetic GIC Asset Fixed Income Investments	3.409%	03/10/2050	662,699	par	(1)	657,394
GS Mortgage Securities Trust 2017-GS6	Synthetic GIC Asset Fixed Income Investments	3.164%	05/10/2050	4,106,604	par	(1)	4,050,857
GS Mortgage Securities Trust 2019-GC42	Synthetic GIC Asset Fixed Income Investments	2.749%	09/10/2052	2,265,000	par	(1)	2,152,006
GSK Consumer Healthcare Capital UK PLC	Synthetic GIC Asset Fixed Income Investments	3.375%	03/24/2027	1,400,000	par	(1)	1,389,990
Guardian Life Global Funding	Synthetic GIC Asset Fixed Income Investments	1.625%	09/16/2028	1,200,000	par	(1)	1,128,133
Health Care Service Corp A Mutual Legal Reserve Co	Synthetic GIC Asset Fixed Income Investments	5.200%	06/15/2029	900,000	par	(1)	923,151
HEALTHPARTNERS	Synthetic GIC Asset Fixed Income Investments	4.089%	07/01/2026	1,000,000	par	(1)	1,000,220
Healthpeak OP LLC	Synthetic GIC Asset Fixed Income Investments	2.125%	12/01/2028	700,000	par	(1)	661,403
Healthpeak OP LLC	Synthetic GIC Asset Fixed Income Investments	3.500%	07/15/2029	1,500,000	par	(1)	1,458,995
Hewlett Packard Enterprise Co	Synthetic GIC Asset Fixed Income Investments	4.400%	09/25/2027	1,330,000	par	(1)	1,336,710
Hewlett Packard Enterprise Co	Synthetic GIC Asset Fixed Income Investments	4.050%	09/15/2027	920,000	par	(1)	920,276
Hewlett Packard Enterprise Co	Synthetic GIC Asset Fixed Income Investments	4.150%	09/15/2028	1,215,000	par	(1)	1,216,491
HNA 2015 LLC	Synthetic GIC Asset Fixed Income Investments	2.291%	06/30/2027	464,429	par	(1)	456,199
Honda Auto Receivables 2022-2 Owner Trust	Synthetic GIC Asset Fixed Income Investments	3.760%	12/18/2028	1,002,859	par	(1)	1,002,699
Honda Auto Receivables 2023-4 Owner Trust	Synthetic GIC Asset Fixed Income Investments	5.660%	02/21/2030	635,000	par	(1)	647,852
Honda Auto Receivables 2024-3 Owner Trust	Synthetic GIC Asset Fixed Income Investments	4.570%	03/21/2029	5,200,000	par	(1)	5,239,598
Honda Auto Receivables 2025-2 Owner Trust	Synthetic GIC Asset Fixed Income Investments	4.150%	10/15/2029	2,805,000	par	(1)	2,822,444
Honda Motor Co Ltd	Synthetic GIC Asset Fixed Income Investments	4.436%	07/08/2028	2,010,000	par	(1)	2,030,140
Honolulu City & County Board of Water Supply	Synthetic GIC Asset Fixed Income Investments	1.600%	07/01/2028	2,000,000	par	(1)	1,902,440
HP Inc	Synthetic GIC Asset Fixed Income Investments	4.750%	01/15/2028	1,340,000	par	(1)	1,355,020
HSBC Holdings PLC	Synthetic GIC Asset Fixed Income Investments	4.041%	03/13/2028	1,500,000	par	(1)	1,498,068
HSBC Holdings PLC	Synthetic GIC Asset Fixed Income Investments	2.013%	09/22/2028	1,700,000	par	(1)	1,640,935
HSBC Holdings PLC	Synthetic GIC Asset Fixed Income Investments	2.206%	08/17/2029	800,000	par	(1)	761,194
HSBC Holdings PLC	Synthetic GIC Asset Fixed Income Investments	4.899%	03/03/2029	1,800,000	par	(1)	1,826,798
Huntington Auto Trust 2024-1	Synthetic GIC Asset Fixed Income Investments	5.230%	01/16/2029	4,223,670	par	(1)	4,264,918
Huntington National Bank/The	Synthetic GIC Asset Fixed Income Investments	4.552%	05/17/2028	1,895,000	par	(1)	1,906,442
Hyundai Auto Lease Securitization Trust 2024-C	Synthetic GIC Asset Fixed Income Investments	4.620%	04/17/2028	4,725,000	par	(1)	4,754,616
Hyundai Auto Lease Securitization Trust 2025-A	Synthetic GIC Asset Fixed Income Investments	4.830%	01/18/2028	1,935,000	par	(1)	1,954,611
Hyundai Auto Lease Securitization Trust 2025-B	Synthetic GIC Asset Fixed Income Investments	4.530%	04/17/2028	2,775,000	par	(1)	2,800,183
Hyundai Auto Lease Securitization Trust 2025-C	Synthetic GIC Asset Fixed Income Investments	4.360%	07/17/2028	3,175,000	par	(1)	3,201,111
Hyundai Auto Receivables Trust 2023-C	Synthetic GIC Asset Fixed Income Investments	5.540%	10/16/2028	3,055,520	par	(1)	3,086,317
Hyundai Auto Receivables Trust 2024-A	Synthetic GIC Asset Fixed Income Investments	4.990%	02/15/2029	2,678,053	par	(1)	2,700,988
Hyundai Auto Receivables Trust 2024-B	Synthetic GIC Asset Fixed Income Investments	4.840%	03/15/2029	1,970,000	par	(1)	1,992,066
Hyundai Auto Receivables Trust 2025-A	Synthetic GIC Asset Fixed Income Investments	4.320%	10/15/2029	1,245,000	par	(1)	1,254,305

WELLS FARGO & COMPANY 401(k) PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

			Maturity
Identity of issuer, borrower, lessor, or similar party	Description of asset	Interest rate	date	Par value		Cost	Current value
Hyundai Auto Receivables Trust 2025-D	Synthetic GIC Asset Fixed Income Investments	3.990%	09/16/2030	4,645,000	par	(1)	4,663,845
Hyundai Capital America	Synthetic GIC Asset Fixed Income Investments	4.300%	09/24/2027	1,060,000	par	(1)	1,063,184
Hyundai Capital America	Synthetic GIC Asset Fixed Income Investments	5.000%	01/07/2028	1,570,000	par	(1)	1,595,043
Hyundai Floorplan Master Owner Trust	Synthetic GIC Asset Fixed Income Investments	4.010%	10/15/2030	1,785,000	par	(1)	1,789,293
Ingredion Inc	Synthetic GIC Asset Fixed Income Investments	3.200%	10/01/2026	1,232,000	par	(1)	1,223,678
International Business Machines Corp	Synthetic GIC Asset Fixed Income Investments	4.650%	02/10/2028	3,010,000	par	(1)	3,054,828
Interstate Power and Light Co	Synthetic GIC Asset Fixed Income Investments	3.600%	04/01/2029	450,000	par	(1)	441,119
INTOWN 2025-STAY Mortgage Trust	Synthetic GIC Asset Fixed Income Investments	5.100%	03/15/2042	2,555,000	par	(1)	2,558,191
JobsOhio Beverage System	Synthetic GIC Asset Fixed Income Investments	3.985%	01/01/2029	1,480,000	par	(1)	1,486,349
John Deere Owner Trust 2023	Synthetic GIC Asset Fixed Income Investments	5.010%	11/15/2027	376,305	par	(1)	378,036
John Deere Owner Trust 2024	Synthetic GIC Asset Fixed Income Investments	4.960%	11/15/2028	4,040,000	par	(1)	4,075,431
John Deere Owner Trust 2024-C	Synthetic GIC Asset Fixed Income Investments	4.060%	06/15/2029	2,785,000	par	(1)	2,793,583
John Deere Owner Trust 2025	Synthetic GIC Asset Fixed Income Investments	4.230%	09/17/2029	1,425,000	par	(1)	1,435,800
JPMCC Commercial Mortgage Sec Trust 2015-JP1	Synthetic GIC Asset Fixed Income Investments	3.914%	01/15/2049	323,992	par	(1)	322,696
JPMCC Commercial Mortgage Sec Trust 2022-NLP	Synthetic GIC Asset Fixed Income Investments	4.597%	04/15/2037	4,362,932	par	(1)	4,309,783
JPMDB Commercial Mortgage Securities Trust 2016-C2	Synthetic GIC Asset Fixed Income Investments	2.881%	06/15/2049	717,611	par	(1)	714,860
JPMDB Commercial Mortgage Securities Trust 2016-C2	Synthetic GIC Asset Fixed Income Investments	3.144%	06/15/2049	275,000	par	(1)	273,270
JPMDB Commercial Mortgage Securities Trust 2016-C4	Synthetic GIC Asset Fixed Income Investments	2.882%	12/15/2049	2,817,207	par	(1)	2,795,481
JPMorgan Chase & Co	Synthetic GIC Asset Fixed Income Investments	4.323%	04/26/2028	1,940,000	par	(1)	1,948,198
JPMorgan Chase & Co	Synthetic GIC Asset Fixed Income Investments	4.851%	07/25/2028	615,000	par	(1)	622,981
JPMorgan Chase & Co	Synthetic GIC Asset Fixed Income Investments	5.040%	01/23/2028	1,200,000	par	(1)	1,212,527
JPMorgan Chase & Co	Synthetic GIC Asset Fixed Income Investments	5.571%	04/22/2028	3,020,000	par	(1)	3,080,397
JPMorgan Chase & Co	Synthetic GIC Asset Fixed Income Investments	4.915%	01/24/2029	2,165,000	par	(1)	2,205,955
JPMorgan Chase & Co	Synthetic GIC Asset Fixed Income Investments	1.470%	09/22/2027	1,500,000	par	(1)	1,472,712
KeyBank NA/Cleveland OH	Synthetic GIC Asset Fixed Income Investments	3.900%	04/13/2029	1,070,000	par	(1)	1,050,649
KeyBank NA/Cleveland OH	Synthetic GIC Asset Fixed Income Investments	5.850%	11/15/2027	760,000	par	(1)	783,037
Kinder Morgan Inc	Synthetic GIC Asset Fixed Income Investments	1.750%	11/15/2026	500,000	par	(1)	490,831
Kinder Morgan Inc	Synthetic GIC Asset Fixed Income Investments	5.000%	02/01/2029	1,570,000	par	(1)	1,607,159
Kubota Credit Owner Trust 2024-1	Synthetic GIC Asset Fixed Income Investments	5.190%	07/17/2028	3,480,000	par	(1)	3,519,220
L3Harris Technologies Inc	Synthetic GIC Asset Fixed Income Investments	4.400%	06/15/2028	990,000	par	(1)	997,642
La Joya Independent School District	Synthetic GIC Asset Fixed Income Investments	5.000%	02/15/2027	2,650,000	par	(1)	2,691,923
Laboratory Corp of America Holdings	Synthetic GIC Asset Fixed Income Investments	3.600%	09/01/2027	1,540,000	par	(1)	1,533,142
LAD Auto Receivables Trust 2025-3	Synthetic GIC Asset Fixed Income Investments	4.030%	01/15/2031	2,650,000	par	(1)	2,660,491
Lennox International Inc	Synthetic GIC Asset Fixed Income Investments	5.500%	09/15/2028	1,360,000	par	(1)	1,403,957
Life 2022-BMR Mortgage Trust	Synthetic GIC Asset Fixed Income Investments	5.045%	05/15/2039	1,555,000	par	(1)	1,499,633
Louisiana Local Govt Env Fac. & Comm Dev Auth	Synthetic GIC Asset Fixed Income Investments	5.081%	06/01/2031	2,296,567	par	(1)	2,339,972
Louisiana Local Govt Env Fac. & Comm Dev Auth	Synthetic GIC Asset Fixed Income Investments	3.615%	02/01/2027	1,787,295	par	(1)	1,782,523
M&T Bank Auto Receivables Trust 2024-1	Synthetic GIC Asset Fixed Income Investments	5.220%	02/17/2032	2,182,118	par	(1)	2,206,086
Manufacturers & Traders Trust Co	Synthetic GIC Asset Fixed Income Investments	4.762%	07/06/2028	1,350,000	par	(1)	1,362,439
Marathon Petroleum Corp	Synthetic GIC Asset Fixed Income Investments	3.800%	04/01/2028	1,640,000	par	(1)	1,630,868
Mars Inc	Synthetic GIC Asset Fixed Income Investments	4.600%	03/01/2028	1,440,000	par	(1)	1,460,111

WELLS FARGO & COMPANY 401(k) PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

			Maturity
Identity of issuer, borrower, lessor, or similar party	Description of asset	Interest rate	date	Par value		Cost	Current value
Martin Marietta Materials Inc	Synthetic GIC Asset Fixed Income Investments	3.450%	06/01/2027	1,270,000	par	(1)	1,262,560
Masco Corp	Synthetic GIC Asset Fixed Income Investments	3.500%	11/15/2027	1,195,000	par	(1)	1,182,917
MassMutual Global Funding II	Synthetic GIC Asset Fixed Income Investments	4.300%	10/22/2027	700,000	par	(1)	704,790
MassMutual Global Funding II	Synthetic GIC Asset Fixed Income Investments	4.850%	01/17/2029	1,200,000	par	(1)	1,225,488
Mercedes-Benz Auto Lease Trust 2024-A	Synthetic GIC Asset Fixed Income Investments	5.320%	01/18/2028	1,685,000	par	(1)	1,701,380
Mercedes-Benz Auto Lease Trust 2025-B	Synthetic GIC Asset Fixed Income Investments	3.880%	04/16/2029	4,270,000	par	(1)	4,274,569
Mercedes-Benz Auto Receivables Trust 2024-1	Synthetic GIC Asset Fixed Income Investments	4.800%	04/16/2029	6,018,919	par	(1)	6,060,919
Mercedes-Benz Finance North America LLC	Synthetic GIC Asset Fixed Income Investments	4.900%	11/15/2027	830,000	par	(1)	845,253
Mercedes-Benz Finance North America LLC	Synthetic GIC Asset Fixed Income Investments	4.750%	08/01/2027	1,900,000	par	(1)	1,923,357
Met Tower Global Funding	Synthetic GIC Asset Fixed Income Investments	4.800%	01/14/2028	1,490,000	par	(1)	1,514,858
Meta Platforms Inc	Synthetic GIC Asset Fixed Income Investments	4.200%	11/15/2030	630,000	par	(1)	632,161
METLIFE SECURITIZATION TRUST 2019-1	Synthetic GIC Asset Fixed Income Investments	3.750%	04/25/2058	40,005	par	(1)	39,609
Metropolitan Life Global Funding I	Synthetic GIC Asset Fixed Income Investments	4.850%	01/08/2029	700,000	par	(1)	714,246
Microchip Technology Inc	Synthetic GIC Asset Fixed Income Investments	4.900%	03/15/2028	1,350,000	par	(1)	1,368,891
Mid-America Apartments LP	Synthetic GIC Asset Fixed Income Investments	4.200%	06/15/2028	740,000	par	(1)	743,566
MidAmerican Energy Co	Synthetic GIC Asset Fixed Income Investments	3.650%	04/15/2029	1,960,000	par	(1)	1,937,940
Mid-Atlantic Interstate Transmission LLC	Synthetic GIC Asset Fixed Income Investments	4.100%	05/15/2028	1,830,000	par	(1)	1,831,636
Missouri Higher Education Loan Authority	Synthetic GIC Asset Fixed Income Investments	4.769%	03/25/2061	2,091,013	par	(1)	2,047,164
Missouri Higher Education Loan Authority	Synthetic GIC Asset Fixed Income Investments	5.175%	01/25/2061	1,172,224	par	(1)	1,149,202
Mitsubishi UFJ Financial Group Inc	Synthetic GIC Asset Fixed Income Investments	2.341%	01/19/2028	599,000	par	(1)	588,598
Mitsubishi UFJ Financial Group Inc	Synthetic GIC Asset Fixed Income Investments	4.080%	04/19/2028	1,490,000	par	(1)	1,490,705
MMAF Equipment Finance LLC 2020-A	Synthetic GIC Asset Fixed Income Investments	0.970%	04/09/2027	968,451	par	(1)	962,830
MMAF Equipment Finance LLC 2021-A	Synthetic GIC Asset Fixed Income Investments	0.560%	06/13/2028	61,383	par	(1)	61,311
MMAF Equipment Finance LLC 2022-A	Synthetic GIC Asset Fixed Income Investments	3.200%	01/13/2028	589,254	par	(1)	588,471
MMAF Equipment Finance LLC 2024-A	Synthetic GIC Asset Fixed Income Investments	4.950%	07/14/2031	3,655,000	par	(1)	3,714,818
Mondelez International Inc	Synthetic GIC Asset Fixed Income Investments	4.250%	05/06/2028	1,480,000	par	(1)	1,488,316
Monongahela Power Co	Synthetic GIC Asset Fixed Income Investments	3.550%	05/15/2027	1,450,000	par	(1)	1,441,377
Morgan Stanley	Synthetic GIC Asset Fixed Income Investments	2.475%	01/21/2028	1,225,000	par	(1)	1,205,102
Morgan Stanley	Synthetic GIC Asset Fixed Income Investments	1.593%	05/04/2027	1,160,000	par	(1)	1,149,942
Morgan Stanley	Synthetic GIC Asset Fixed Income Investments	5.652%	04/13/2028	820,000	par	(1)	836,251
Morgan Stanley	Synthetic GIC Asset Fixed Income Investments	4.994%	04/12/2029	780,000	par	(1)	795,695
Morgan Stanley BAML Trust 2016-C31	Synthetic GIC Asset Fixed Income Investments	2.840%	11/15/2049	2,795,046	par	(1)	2,774,752
Morgan Stanley Bank NA	Synthetic GIC Asset Fixed Income Investments	4.952%	01/14/2028	2,410,000	par	(1)	2,432,760
Morgan Stanley Bank NA	Synthetic GIC Asset Fixed Income Investments	4.968%	07/14/2028	1,670,000	par	(1)	1,693,592
Morgan Stanley Bank NA	Synthetic GIC Asset Fixed Income Investments	5.016%	01/12/2029	1,835,000	par	(1)	1,869,302
Mosaic Co/The	Synthetic GIC Asset Fixed Income Investments	4.350%	01/15/2029	355,000	par	(1)	356,082
Mosaic Co/The	Synthetic GIC Asset Fixed Income Investments	4.050%	11/15/2027	1,060,000	par	(1)	1,059,553
MPLX LP	Synthetic GIC Asset Fixed Income Investments	1.750%	03/01/2026	1,500,000	par	(1)	1,494,090
MPLX LP	Synthetic GIC Asset Fixed Income Investments	4.125%	03/01/2027	675,000	par	(1)	675,313
Mutual of Omaha Cos Global Funding	Synthetic GIC Asset Fixed Income Investments	5.450%	12/12/2028	850,000	par	(1)	879,674
Mutual of Omaha Cos Global Funding	Synthetic GIC Asset Fixed Income Investments	5.350%	04/09/2027	1,880,000	par	(1)	1,908,273

WELLS FARGO & COMPANY 401(k) PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

			Maturity
Identity of issuer, borrower, lessor, or similar party	Description of asset	Interest rate	date	Par value		Cost	Current value
Mutual of Omaha Cos Global Funding	Synthetic GIC Asset Fixed Income Investments	4.514%	06/09/2028	440,000	par	(1)	444,148
Navient Private Education Refi Loan Trust 2021-E	Synthetic GIC Asset Fixed Income Investments	0.970%	12/16/2069	1,891,765	par	(1)	1,706,883
Navient Private Education Refi Loan Trust 2021-G	Synthetic GIC Asset Fixed Income Investments	1.580%	04/15/2070	3,166,637	par	(1)	2,877,884
Navient Private Education Refi Loan Trust 2022-A	Synthetic GIC Asset Fixed Income Investments	2.230%	07/15/2070	1,919,231	par	(1)	1,759,206
Navient Refinance Loan Trust 2025-A	Synthetic GIC Asset Fixed Income Investments	5.150%	02/16/2055	2,071,865	par	(1)	2,101,428
Navient Refinance Loan Trust 2025-B	Synthetic GIC Asset Fixed Income Investments	4.720%	09/15/2055	3,176,361	par	(1)	3,180,252
Navient Refinance Loan Trust 2025-C	Synthetic GIC Asset Fixed Income Investments	4.800%	10/15/2055	1,968,244	par	(1)	1,972,968
Navient Student Loan Trust 2020-FA	Synthetic GIC Asset Fixed Income Investments	1.220%	07/15/2069	1,125,874	par	(1)	1,068,327
Navient Student Loan Trust 2021-1	Synthetic GIC Asset Fixed Income Investments	4.589%	12/26/2069	1,872,606	par	(1)	1,846,995
Navistar Financial Dealer Note Master Owner Trust	Synthetic GIC Asset Fixed Income Investments	5.590%	04/25/2029	425,000	par	(1)	427,017
Nebraska Investment Finance Authority	Synthetic GIC Asset Fixed Income Investments	5.000%	03/01/2050	680,000	par	(1)	686,059
Nelnet Student Loan Trust 2021-A	Synthetic GIC Asset Fixed Income Investments	4.648%	04/20/2062	1,875,854	par	(1)	1,872,467
Nelnet Student Loan Trust 2021-A	Synthetic GIC Asset Fixed Income Investments	1.360%	04/20/2062	1,658,299	par	(1)	1,569,081
Nelnet Student Loan Trust 2021-B	Synthetic GIC Asset Fixed Income Investments	4.628%	04/20/2062	163,398	par	(1)	163,255
Nelnet Student Loan Trust 2021-C	Synthetic GIC Asset Fixed Income Investments	4.588%	04/20/2062	2,578,001	par	(1)	2,571,314
Nelnet Student Loan Trust 2021-D	Synthetic GIC Asset Fixed Income Investments	4.538%	04/20/2062	2,260,321	par	(1)	2,250,407
New York City Transitional Finance Authority	Synthetic GIC Asset Fixed Income Investments	4.724%	11/01/2026	2,325,000	par	(1)	2,342,484
New York Life Global Funding	Synthetic GIC Asset Fixed Income Investments	4.700%	01/29/2029	700,000	par	(1)	712,346
New York Life Global Funding	Synthetic GIC Asset Fixed Income Investments	4.150%	07/25/2028	1,220,000	par	(1)	1,226,908
New York Life Global Funding	Synthetic GIC Asset Fixed Income Investments	4.900%	06/13/2028	1,020,000	par	(1)	1,043,152
New York State Dormitory Authority	Synthetic GIC Asset Fixed Income Investments	5.500%	03/15/2030	1,153,328	par	(1)	1,172,589
Nissan Auto Lease Trust 2024-B	Synthetic GIC Asset Fixed Income Investments	4.920%	11/15/2027	4,730,000	par	(1)	4,776,595
Nissan Auto Lease Trust 2025-B	Synthetic GIC Asset Fixed Income Investments	4.320%	11/15/2028	2,965,000	par	(1)	2,991,501
Nissan Auto Receivables 2025-A Owner Trust	Synthetic GIC Asset Fixed Income Investments	4.490%	12/17/2029	3,810,000	par	(1)	3,860,303
Nissan Auto Receivables 2025-B Owner Trust	Synthetic GIC Asset Fixed Income Investments	3.990%	04/15/2030	6,920,000	par	(1)	6,949,389
Nissan Master Owner Trust Receivables	Synthetic GIC Asset Fixed Income Investments	5.050%	02/15/2029	1,605,000	par	(1)	1,624,212
NNN REIT Inc	Synthetic GIC Asset Fixed Income Investments	3.500%	10/15/2027	640,000	par	(1)	634,447
NNN REIT Inc	Synthetic GIC Asset Fixed Income Investments	4.300%	10/15/2028	1,000,000	par	(1)	1,005,951
NorthWestern Corp	Synthetic GIC Asset Fixed Income Investments	5.073%	03/21/2030	620,000	par	(1)	636,293
Novartis Capital Corp	Synthetic GIC Asset Fixed Income Investments	4.100%	11/05/2030	630,000	par	(1)	629,946
NTT Finance Corp	Synthetic GIC Asset Fixed Income Investments	5.104%	07/02/2027	1,450,000	par	(1)	1,472,904
NTT Finance Corp	Synthetic GIC Asset Fixed Income Investments	4.620%	07/16/2028	850,000	par	(1)	861,593
Nutrien Ltd	Synthetic GIC Asset Fixed Income Investments	4.500%	03/12/2027	1,490,000	par	(1)	1,498,696
Nutrien Ltd	Synthetic GIC Asset Fixed Income Investments	5.200%	06/21/2027	1,320,000	par	(1)	1,341,780
Nuveen LLC	Synthetic GIC Asset Fixed Income Investments	4.000%	11/01/2028	1,400,000	par	(1)	1,400,608
NXP BV / NXP Funding LLC / NXP USA Inc	Synthetic GIC Asset Fixed Income Investments	4.300%	08/19/2028	430,000	par	(1)	431,722
NXP BV / NXP Funding LLC / NXP USA Inc	Synthetic GIC Asset Fixed Income Investments	4.400%	06/01/2027	1,450,000	par	(1)	1,456,471
Oncor Electric Delivery Co LLC	Synthetic GIC Asset Fixed Income Investments	4.300%	05/15/2028	1,000,000	par	(1)	1,008,220
Oncor Electric Delivery Co LLC	Synthetic GIC Asset Fixed Income Investments	3.700%	11/15/2028	1,873,000	par	(1)	1,861,140
Oncor Electric Delivery Co LLC	Synthetic GIC Asset Fixed Income Investments	4.650%	11/01/2029	1,109,000	par	(1)	1,127,830
ONE Gas Inc	Synthetic GIC Asset Fixed Income Investments	5.100%	04/01/2029	1,000,000	par	(1)	1,029,915

WELLS FARGO & COMPANY 401(k) PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

			Maturity
Identity of issuer, borrower, lessor, or similar party	Description of asset	Interest rate	date	Par value		Cost	Current value
ONEOK Inc	Synthetic GIC Asset Fixed Income Investments	4.250%	09/24/2027	1,020,000	par	(1)	1,023,552
ONEOK Inc	Synthetic GIC Asset Fixed Income Investments	4.400%	10/15/2029	1,240,000	par	(1)	1,244,898
Oracle Corp	Synthetic GIC Asset Fixed Income Investments	2.300%	03/25/2028	1,300,000	par	(1)	1,240,045
Oracle Corp	Synthetic GIC Asset Fixed Income Investments	4.800%	08/03/2028	1,330,000	par	(1)	1,337,139
Oracle Corp	Synthetic GIC Asset Fixed Income Investments	4.450%	09/26/2030	765,000	par	(1)	748,948
Orlando Health Obligated Group	Synthetic GIC Asset Fixed Income Investments	3.777%	10/01/2028	350,000	par	(1)	346,099
Oshkosh Corp	Synthetic GIC Asset Fixed Income Investments	4.600%	05/15/2028	1,450,000	par	(1)	1,468,177
Pacific Life Global Funding II	Synthetic GIC Asset Fixed Income Investments	4.900%	01/11/2029	1,200,000	par	(1)	1,226,256
Pacific Life Global Funding II	Synthetic GIC Asset Fixed Income Investments	4.500%	08/28/2029	1,400,000	par	(1)	1,415,035
Packaging Corp of America	Synthetic GIC Asset Fixed Income Investments	3.400%	12/15/2027	1,130,000	par	(1)	1,118,844
PeaceHealth Obligated Group	Synthetic GIC Asset Fixed Income Investments	4.335%	11/15/2028	595,000	par	(1)	597,977
PFS Financing Corp	Synthetic GIC Asset Fixed Income Investments	4.750%	08/15/2029	800,000	par	(1)	809,214
PFS Financing Corp	Synthetic GIC Asset Fixed Income Investments	4.950%	02/15/2029	3,360,000	par	(1)	3,395,088
PHEAA Student Loan Trust 2016-1	Synthetic GIC Asset Fixed Income Investments	5.139%	09/25/2065	450,495	par	(1)	453,917
Phillips 66 Co	Synthetic GIC Asset Fixed Income Investments	3.750%	03/01/2028	1,580,000	par	(1)	1,569,570
Plains All American Pipeline LP / PAA Finance Corp	Synthetic GIC Asset Fixed Income Investments	3.550%	12/15/2029	700,000	par	(1)	680,549
PNC Bank NA	Synthetic GIC Asset Fixed Income Investments	4.050%	07/26/2028	1,400,000	par	(1)	1,402,496
PNC Financial Services Group Inc/The	Synthetic GIC Asset Fixed Income Investments	6.615%	10/20/2027	770,000	par	(1)	785,409
PNC Financial Services Group Inc/The	Synthetic GIC Asset Fixed Income Investments	5.102%	07/23/2027	1,200,000	par	(1)	1,206,731
Porsche Financial Auto Securitization Trust 2023-2	Synthetic GIC Asset Fixed Income Investments	5.790%	01/22/2029	1,694,568	par	(1)	1,707,594
PPG Industries Inc	Synthetic GIC Asset Fixed Income Investments	2.800%	08/15/2029	1,200,000	par	(1)	1,147,740
President and Fellows of Harvard College	Synthetic GIC Asset Fixed Income Investments	4.887%	03/15/2030	820,000	par	(1)	846,411
Principal Life Global Funding II	Synthetic GIC Asset Fixed Income Investments	4.250%	08/18/2028	560,000	par	(1)	562,134
Principal Life Global Funding II	Synthetic GIC Asset Fixed Income Investments	4.600%	08/19/2027	1,260,000	par	(1)	1,271,990
Protective Life Global Funding	Synthetic GIC Asset Fixed Income Investments	4.714%	07/06/2027	855,000	par	(1)	864,196
Protective Life Global Funding	Synthetic GIC Asset Fixed Income Investments	4.335%	09/13/2027	1,410,000	par	(1)	1,419,543
Public Service Co of New Hampshire	Synthetic GIC Asset Fixed Income Investments	4.400%	07/01/2028	2,450,000	par	(1)	2,473,682
Reliance Industries Ltd	Synthetic GIC Asset Fixed Income Investments	1.870%	01/15/2026	19,105	par	(1)	19,086
Reliance Industries Ltd	Synthetic GIC Asset Fixed Income Investments	2.444%	01/15/2026	382,368	par	(1)	382,081
Reliance Industries Ltd	Synthetic GIC Asset Fixed Income Investments	2.512%	01/15/2026	261,250	par	(1)	261,045
RI State Std Ln Authority	Synthetic GIC Asset Fixed Income Investments	5.093%	09/01/2036	101,468	par	(1)	100,947
Rochester Gas and Electric Corp	Synthetic GIC Asset Fixed Income Investments	3.100%	06/01/2027	700,000	par	(1)	693,064
Rogers Communications Inc	Synthetic GIC Asset Fixed Income Investments	3.200%	03/15/2027	1,710,000	par	(1)	1,693,081
Roper Technologies Inc	Synthetic GIC Asset Fixed Income Investments	4.250%	09/15/2028	580,000	par	(1)	582,298
Roper Technologies Inc	Synthetic GIC Asset Fixed Income Investments	3.800%	12/15/2026	380,000	par	(1)	379,299
Royal Bank of Canada	Synthetic GIC Asset Fixed Income Investments	4.965%	01/24/2029	3,240,000	par	(1)	3,300,899
Royal Bank of Canada	Synthetic GIC Asset Fixed Income Investments	5.069%	07/23/2027	700,000	par	(1)	703,884
Royal Bank of Canada	Synthetic GIC Asset Fixed Income Investments	4.522%	10/18/2028	2,480,000	par	(1)	2,504,567
RTX Corp	Synthetic GIC Asset Fixed Income Investments	3.125%	05/04/2027	2,950,000	par	(1)	2,918,910
Ryder System Inc	Synthetic GIC Asset Fixed Income Investments	5.300%	03/15/2027	640,000	par	(1)	649,226
Sabine Pass Liquefaction LLC	Synthetic GIC Asset Fixed Income Investments	4.200%	03/15/2028	1,830,000	par	(1)	1,832,194

WELLS FARGO & COMPANY 401(k) PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

			Maturity
Identity of issuer, borrower, lessor, or similar party	Description of asset	Interest rate	date	Par value		Cost	Current value
Santander Drive Auto Receivables Trust 2025-3	Synthetic GIC Asset Fixed Income Investments	4.380%	01/15/2030	2,430,000	par	(1)	2,441,803
SBA Small Business Investment Cos	Synthetic GIC Asset Fixed Income Investments	2.507%	03/10/2026	163,920	par	(1)	163,450
SBA Small Business Investment Cos	Synthetic GIC Asset Fixed Income Investments	5.035%	03/10/2034	1,804,702	par	(1)	1,829,627
SBA Small Business Investment Cos	Synthetic GIC Asset Fixed Income Investments	5.688%	09/10/2033	21,765,982	par	(1)	22,401,766
SBA Small Business Investment Cos	Synthetic GIC Asset Fixed Income Investments	5.168%	03/10/2033	3,111,976	par	(1)	3,178,609
SBA Small Business Investment Cos	Synthetic GIC Asset Fixed Income Investments	4.963%	03/10/2035	4,015,000	par	(1)	4,076,907
SBNA Auto Lease Trust 2024-B	Synthetic GIC Asset Fixed Income Investments	5.560%	11/22/2027	2,040,874	par	(1)	2,051,735
SC State Std Ln Corp	Synthetic GIC Asset Fixed Income Investments	4.489%	01/25/2041	383,923	par	(1)	379,516
SCCU Auto Receivables Trust 2025-1	Synthetic GIC Asset Fixed Income Investments	4.570%	01/15/2031	2,490,000	par	(1)	2,513,538
SCG Commercial Mortgage Trust 2025-FLWR	Synthetic GIC Asset Fixed Income Investments	5.000%	08/15/2042	2,450,000	par	(1)	2,451,531
Seasoned Credit Risk Transfer Trust	Synthetic GIC Asset Fixed Income Investments	2.500%	09/25/2060	2,352,043	par	(1)	2,192,807
Seasoned Credit Risk Transfer Trust Series 2020-2	Synthetic GIC Asset Fixed Income Investments	2.500%	11/25/2059	2,691,592	par	(1)	2,391,496
Seasoned Credit Risk Transfer Trust Series 2020-3	Synthetic GIC Asset Fixed Income Investments	2.500%	05/25/2060	1,173,187	par	(1)	1,025,256
Seasoned Credit Risk Transfer Trust Series 2020-3	Synthetic GIC Asset Fixed Income Investments	2.500%	05/25/2060	1,160,260	par	(1)	1,085,493
SFS Auto Receivables Securitization Trust 2024-1	Synthetic GIC Asset Fixed Income Investments	4.950%	05/21/2029	2,690,007	par	(1)	2,706,491
SFS Auto Receivables Securitization Trust 2024-2	Synthetic GIC Asset Fixed Income Investments	5.330%	11/20/2029	3,192,024	par	(1)	3,226,524
SFS Auto Receivables Securitization Trust 2025-1	Synthetic GIC Asset Fixed Income Investments	4.750%	07/22/2030	1,265,000	par	(1)	1,278,528
SFS Auto Receivables Securitization Trust 2025-3	Synthetic GIC Asset Fixed Income Investments	4.120%	04/21/2031	2,390,000	par	(1)	2,400,848
Sherwin-Williams Co/The	Synthetic GIC Asset Fixed Income Investments	4.300%	08/15/2028	1,050,000	par	(1)	1,056,787
Sherwin-Williams Co/The	Synthetic GIC Asset Fixed Income Investments	3.450%	06/01/2027	1,540,000	par	(1)	1,528,390
Sherwin-Williams Co/The	Synthetic GIC Asset Fixed Income Investments	2.950%	08/15/2029	460,000	par	(1)	441,009
SLM Student Loan Trust 2003-10	Synthetic GIC Asset Fixed Income Investments	5.064%	12/17/2068	3,049,010	par	(1)	3,036,289
SLM Student Loan Trust 2013-2	Synthetic GIC Asset Fixed Income Investments	4.439%	06/25/2043	205,878	par	(1)	202,289
SMRT 2022-MINI	Synthetic GIC Asset Fixed Income Investments	4.751%	01/15/2039	1,415,000	par	(1)	1,414,999
Southern California Edison Co	Synthetic GIC Asset Fixed Income Investments	4.900%	06/01/2026	85,000	par	(1)	85,115
Southern Co Gas Capital Corp	Synthetic GIC Asset Fixed Income Investments	4.050%	09/15/2028	280,000	par	(1)	280,197
Starbucks Corp	Synthetic GIC Asset Fixed Income Investments	4.500%	05/15/2028	1,660,000	par	(1)	1,677,047
State of Hawaii	Synthetic GIC Asset Fixed Income Investments	1.283%	08/01/2026	475,000	par	(1)	468,488
State of Oregon	Synthetic GIC Asset Fixed Income Investments	5.892%	06/01/2027	4,139,213	par	(1)	4,206,310
State Street Corp	Synthetic GIC Asset Fixed Income Investments	4.530%	02/20/2029	1,490,000	par	(1)	1,509,461
State Street Corp	Synthetic GIC Asset Fixed Income Investments	2.203%	02/07/2028	1,600,000	par	(1)	1,571,077
Steel Dynamics Inc	Synthetic GIC Asset Fixed Income Investments	4.000%	12/15/2028	615,000	par	(1)	614,589
Stellantis Financial Enhanced Lease Trust 2025-A	Synthetic GIC Asset Fixed Income Investments	4.470%	07/20/2028	1,985,000	par	(1)	1,998,849
Stellantis Financial Enhanced Lease Trust 2025-C	Synthetic GIC Asset Fixed Income Investments	4.110%	04/20/2029	4,645,000	par	(1)	4,652,562
Sumitomo Mitsui Financial Group Inc	Synthetic GIC Asset Fixed Income Investments	3.040%	07/16/2029	1,300,000	par	(1)	1,248,563
SWCH Commercial Mortgage Trust 2025-DATA	Synthetic GIC Asset Fixed Income Investments	5.193%	02/15/2042	1,585,000	par	(1)	1,570,242
Synchrony Card Funding LLC	Synthetic GIC Asset Fixed Income Investments	4.930%	07/15/2030	3,815,000	par	(1)	3,876,975
Take-Two Interactive Software Inc	Synthetic GIC Asset Fixed Income Investments	4.950%	03/28/2028	1,000,000	par	(1)	1,019,559
Tesla Auto Lease Trust 2024-A	Synthetic GIC Asset Fixed Income Investments	5.300%	06/21/2027	1,077,795	par	(1)	1,081,297
Tesla Electric Vehicle Trust 2023-1	Synthetic GIC Asset Fixed Income Investments	5.380%	06/20/2028	2,992,382	par	(1)	3,014,911
T-Mobile US Trust 2025-2	Synthetic GIC Asset Fixed Income Investments	4.340%	04/22/2030	1,750,000	par	(1)	1,765,948

WELLS FARGO & COMPANY 401(k) PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

			Maturity
Identity of issuer, borrower, lessor, or similar party	Description of asset	Interest rate	date	Par value		Cost	Current value
T-Mobile USA Inc	Synthetic GIC Asset Fixed Income Investments	2.625%	04/15/2026	565,000	par	(1)	562,763
T-Mobile USA Inc	Synthetic GIC Asset Fixed Income Investments	2.250%	02/15/2026	660,000	par	(1)	658,491
Toronto-Dominion Bank/The	Synthetic GIC Asset Fixed Income Investments	4.861%	01/31/2028	2,930,000	par	(1)	2,978,834
Toronto-Dominion Bank/The	Synthetic GIC Asset Fixed Income Investments	4.574%	06/02/2028	1,500,000	par	(1)	1,519,077
Toronto-Dominion Bank/The	Synthetic GIC Asset Fixed Income Investments	4.980%	04/05/2027	1,560,000	par	(1)	1,579,934
Towd Point Mortgage Trust 2017-6	Synthetic GIC Asset Fixed Income Investments	2.750%	10/25/2057	108,649	par	(1)	107,236
Towd Point Mortgage Trust 2018-1	Synthetic GIC Asset Fixed Income Investments	3.000%	01/25/2058	21,256	par	(1)	21,128
Towd Point Mortgage Trust 2018-2	Synthetic GIC Asset Fixed Income Investments	3.250%	03/25/2058	323,105	par	(1)	320,258
Towd Point Mortgage Trust 2018-3	Synthetic GIC Asset Fixed Income Investments	3.750%	05/25/2058	428,665	par	(1)	422,398
Towd Point Mortgage Trust 2018-6	Synthetic GIC Asset Fixed Income Investments	3.750%	03/25/2058	49,542	par	(1)	49,312
Towd Point Mortgage Trust 2019-HY3	Synthetic GIC Asset Fixed Income Investments	4.846%	10/25/2059	582,316	par	(1)	582,743
Towd Point Mortgage Trust 2021-1	Synthetic GIC Asset Fixed Income Investments	2.250%	11/25/2061	2,296,645	par	(1)	2,165,663
Toyota Auto Loan Extended Note Trust 2022-1	Synthetic GIC Asset Fixed Income Investments	3.820%	04/25/2035	2,105,000	par	(1)	2,103,819
Toyota Auto Receivables 2024-B Owner Trust	Synthetic GIC Asset Fixed Income Investments	5.330%	01/16/2029	2,425,385	par	(1)	2,450,667
Toyota Auto Receivables 2025-B Owner Trust	Synthetic GIC Asset Fixed Income Investments	4.340%	11/15/2029	2,435,000	par	(1)	2,454,366
Toyota Lease Owner Trust 2024-B	Synthetic GIC Asset Fixed Income Investments	4.210%	09/20/2027	3,960,000	par	(1)	3,966,843
Toyota Lease Owner Trust 2025-B	Synthetic GIC Asset Fixed Income Investments	3.960%	11/20/2028	2,380,000	par	(1)	2,386,264
Trane Technologies Financing Ltd	Synthetic GIC Asset Fixed Income Investments	3.800%	03/21/2029	820,000	par	(1)	814,572
Truist Bank	Synthetic GIC Asset Fixed Income Investments	4.420%	07/24/2028	1,320,000	par	(1)	1,327,838
Truist Bank	Synthetic GIC Asset Fixed Income Investments	4.136%	10/23/2029	1,150,000	par	(1)	1,149,554
Truist Bank	Synthetic GIC Asset Fixed Income Investments	4.632%	09/17/2029	700,000	par	(1)	702,169
UBS Commercial Mortgage Trust 2017-C3	Synthetic GIC Asset Fixed Income Investments	3.167%	08/15/2050	3,675,000	par	(1)	3,638,577
UBS Group AG	Synthetic GIC Asset Fixed Income Investments	1.494%	08/10/2027	540,000	par	(1)	531,413
UBS Group AG	Synthetic GIC Asset Fixed Income Investments	6.327%	12/22/2027	940,000	par	(1)	959,647
UBS Group AG	Synthetic GIC Asset Fixed Income Investments	3.869%	01/12/2029	1,000,000	par	(1)	994,567
UDR Inc	Synthetic GIC Asset Fixed Income Investments	2.950%	09/01/2026	1,765,000	par	(1)	1,754,038
UDR Inc	Synthetic GIC Asset Fixed Income Investments	3.500%	01/15/2028	700,000	par	(1)	692,231
Union Electric Co	Synthetic GIC Asset Fixed Income Investments	3.500%	03/15/2029	250,000	par	(1)	245,804
United States Small Business Administration	Synthetic GIC Asset Fixed Income Investments	5.630%	10/01/2028	145,186	par	(1)	147,511
United States Small Business Administration	Synthetic GIC Asset Fixed Income Investments	5.720%	01/01/2029	40,165	par	(1)	40,575
United States Small Business Administration	Synthetic GIC Asset Fixed Income Investments	5.510%	11/01/2027	29,021	par	(1)	29,267
United States Small Business Administration	Synthetic GIC Asset Fixed Income Investments	6.770%	11/01/2028	50,145	par	(1)	51,349
United States Small Business Administration	Synthetic GIC Asset Fixed Income Investments	5.290%	12/01/2027	95,344	par	(1)	95,934
United States Treasury Note/Bond	Synthetic GIC Asset Fixed Income Investments	3.875%	06/15/2028	34,220,000	par	(1)	34,522,094
United States Treasury Note/Bond	Synthetic GIC Asset Fixed Income Investments	3.625%	08/15/2028	37,480,000	par	(1)	37,585,431
United States Treasury Note/Bond	Synthetic GIC Asset Fixed Income Investments	3.375%	09/15/2028	54,730,000	par	(1)	54,522,628
United States Treasury Note/Bond	Synthetic GIC Asset Fixed Income Investments	3.750%	05/15/2028	16,645,000	par	(1)	16,739,277
United States Treasury Note/Bond	Synthetic GIC Asset Fixed Income Investments	3.500%	12/15/2028	34,330,000	par	(1)	34,303,188
United States Treasury Note/Bond	Synthetic GIC Asset Fixed Income Investments	3.875%	07/15/2028	6,855,000	par	(1)	6,914,714
United States Treasury Note/Bond	Synthetic GIC Asset Fixed Income Investments	3.750%	04/15/2028	8,000,000	par	(1)	8,043,128
United States Treasury Note/Bond	Synthetic GIC Asset Fixed Income Investments	3.500%	10/15/2028	34,345,000	par	(1)	34,320,855

WELLS FARGO & COMPANY 401(k) PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

				Maturity
Identity of issuer, borrower, lessor, or similar party		Description of asset	Interest rate	date	Par value		Cost	Current value
	United States Treasury Note/Bond	Synthetic GIC Asset Fixed Income Investments	3.500%	11/15/2028	20,645,000	par	(1)	20,628,876
	UnitedHealth Group Inc	Synthetic GIC Asset Fixed Income Investments	4.400%	06/15/2028	560,000	par	(1)	566,495
	UnitedHealth Group Inc	Synthetic GIC Asset Fixed Income Investments	3.875%	12/15/2028	850,000	par	(1)	849,674
	UnitedHealth Group Inc	Synthetic GIC Asset Fixed Income Investments	4.250%	01/15/2029	740,000	par	(1)	745,994
	US Bancorp	Synthetic GIC Asset Fixed Income Investments	2.215%	01/27/2028	1,935,000	par	(1)	1,900,751
	US Bancorp	Synthetic GIC Asset Fixed Income Investments	4.548%	07/22/2028	2,240,000	par	(1)	2,258,876
	US Bank NA/Cincinnati OH	Synthetic GIC Asset Fixed Income Investments	4.730%	05/15/2028	1,680,000	par	(1)	1,697,284
	USAA Auto Owner Trust 2025-A	Synthetic GIC Asset Fixed Income Investments	3.950%	12/17/2029	2,470,000	par	(1)	2,476,469
	VCM Lease SA	Synthetic GIC Asset Fixed Income Investments	2.516%	09/28/2027	156,771	par	(1)	153,876
	Ventas Realty LP	Synthetic GIC Asset Fixed Income Investments	3.850%	04/01/2027	720,000	par	(1)	718,199
	Ventas Realty LP	Synthetic GIC Asset Fixed Income Investments	4.400%	01/15/2029	1,600,000	par	(1)	1,607,536
	Verizon Communications Inc	Synthetic GIC Asset Fixed Income Investments	2.100%	03/22/2028	2,400,000	par	(1)	2,304,871
	Verizon Communications Inc	Synthetic GIC Asset Fixed Income Investments	4.125%	03/16/2027	636,000	par	(1)	637,573
	Verizon Master Trust	Synthetic GIC Asset Fixed Income Investments	5.670%	11/20/2029	3,840,000	par	(1)	3,901,636
	Verizon Master Trust	Synthetic GIC Asset Fixed Income Investments	5.340%	04/22/2030	3,950,000	par	(1)	4,027,203
	Verizon Master Trust	Synthetic GIC Asset Fixed Income Investments	4.170%	08/20/2030	6,225,000	par	(1)	6,263,508
	Verizon Master Trust	Synthetic GIC Asset Fixed Income Investments	4.620%	11/20/2030	1,280,000	par	(1)	1,298,916
	Virginia Power Fuel Securitization LLC	Synthetic GIC Asset Fixed Income Investments	4.877%	05/01/2031	1,750,000	par	(1)	1,790,906
	Volkswagen Auto Lease Trust 2024-A	Synthetic GIC Asset Fixed Income Investments	5.210%	06/21/2027	2,240,000	par	(1)	2,251,903
	Volkswagen Auto Lease Trust 2025-A	Synthetic GIC Asset Fixed Income Investments	4.500%	06/20/2028	3,105,000	par	(1)	3,136,193
	Volkswagen Auto Lease Trust 2025-B	Synthetic GIC Asset Fixed Income Investments	4.010%	01/22/2029	1,815,000	par	(1)	1,822,265
	Volkswagen Auto Loan Enhanced Trust 2025-1	Synthetic GIC Asset Fixed Income Investments	4.500%	08/20/2029	1,850,000	par	(1)	1,869,373
	Volkswagen Auto Loan Enhanced Trust 2025-2	Synthetic GIC Asset Fixed Income Investments	3.920%	03/20/2030	4,065,000	par	(1)	4,075,837
	Volkswagen Group of America Finance LLC	Synthetic GIC Asset Fixed Income Investments	5.700%	09/12/2026	1,770,000	par	(1)	1,788,481
	Volkswagen Group of America Finance LLC	Synthetic GIC Asset Fixed Income Investments	4.850%	08/15/2027	500,000	par	(1)	504,836
	Vulcan Materials Co	Synthetic GIC Asset Fixed Income Investments	4.950%	12/01/2029	800,000	par	(1)	821,342
	Waco Educational Finance Corp	Synthetic GIC Asset Fixed Income Investments	4.865%	03/01/2030	1,925,000	par	(1)	1,979,940
	Warnermedia Holdings Inc	Synthetic GIC Asset Fixed Income Investments	3.755%	03/15/2027	741,000	par	(1)	736,015
	WEC Energy Group Inc	Synthetic GIC Asset Fixed Income Investments	1.375%	10/15/2027	900,000	par	(1)	860,366
*	Wells Fargo Commercial Mortgage Trust 2016-C35	Synthetic GIC Asset Fixed Income Investments	2.674%	07/15/2048	565,435	par	(1)	562,766
*	Wells Fargo Commercial Mortgage Trust 2016-LC24	Synthetic GIC Asset Fixed Income Investments	2.684%	10/15/2049	787,938	par	(1)	782,583
*	Wells Fargo Commercial Mortgage Trust 2016-NXS6	Synthetic GIC Asset Fixed Income Investments	2.642%	11/15/2049	3,294,815	par	(1)	3,288,183
*	Wells Fargo Commercial Mortgage Trust 2017-C38	Synthetic GIC Asset Fixed Income Investments	3.190%	07/15/2050	2,555,545	par	(1)	2,524,612
*	Wells Fargo Commercial Mortgage Trust 2017-C39	Synthetic GIC Asset Fixed Income Investments	3.157%	09/15/2050	4,610,000	par	(1)	4,536,014
	Welltower OP LLC	Synthetic GIC Asset Fixed Income Investments	4.125%	03/15/2029	700,000	par	(1)	701,705
	Weyerhaeuser Co	Synthetic GIC Asset Fixed Income Investments	4.750%	05/15/2026	765,000	par	(1)	766,567
	Wheels Fleet Lease Funding 1 LLC	Synthetic GIC Asset Fixed Income Investments	5.490%	02/18/2039	2,456,734	par	(1)	2,487,153
	Wheels Fleet Lease Funding 1 LLC	Synthetic GIC Asset Fixed Income Investments	6.460%	08/18/2038	1,799,889	par	(1)	1,821,013
	Wheels Fleet Lease Funding 1 LLC	Synthetic GIC Asset Fixed Income Investments	5.800%	04/18/2038	1,213,196	par	(1)	1,220,937
	Wheels Fleet Lease Funding 1 LLC	Synthetic GIC Asset Fixed Income Investments	4.410%	05/18/2040	1,770,000	par	(1)	1,784,252
	Williams Cos Inc/The	Synthetic GIC Asset Fixed Income Investments	5.400%	03/02/2026	1,795,000	par	(1)	1,798,917

WELLS FARGO & COMPANY 401(k) PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

			Maturity
Identity of issuer, borrower, lessor, or similar party	Description of asset	Interest rate	date	Par value		Cost	Current value
Williams Cos Inc/The	Synthetic GIC Asset Fixed Income Investments	5.300%	08/15/2028	700,000	par	(1)	720,856
Williams Cos Inc/The	Synthetic GIC Asset Fixed Income Investments	4.900%	03/15/2029	780,000	par	(1)	796,761
Windermere Aviation LLC	Synthetic GIC Asset Fixed Income Investments	2.351%	05/27/2026	92,556	par	(1)	91,913
Wisconsin Power and Light Co	Synthetic GIC Asset Fixed Income Investments	3.050%	10/15/2027	800,000	par	(1)	787,077
WMRK Commercial Mortgage Trust 2022-WMRK	Synthetic GIC Asset Fixed Income Investments	6.539%	11/15/2027	349,898	par	(1)	351,879
World Omni Auto Receivables Trust 2024-B	Synthetic GIC Asset Fixed Income Investments	5.270%	09/17/2029	2,617,388	par	(1)	2,641,528
World Omni Auto Receivables Trust 2024-C	Synthetic GIC Asset Fixed Income Investments	4.430%	12/17/2029	3,730,000	par	(1)	3,752,365
World Omni Auto Receivables Trust 2025-B	Synthetic GIC Asset Fixed Income Investments	4.340%	09/16/2030	3,850,000	par	(1)	3,884,423
World Omni Auto Receivables Trust 2025-C	Synthetic GIC Asset Fixed Income Investments	4.080%	11/15/2030	1,925,000	par	(1)	1,936,169
World Omni Auto Receivables Trust 2025-D	Synthetic GIC Asset Fixed Income Investments	3.950%	03/17/2031	4,060,000	par	(1)	4,072,432
World Omni Automobile Lease Sec Trust 2025-A	Synthetic GIC Asset Fixed Income Investments	4.420%	04/17/2028	1,215,000	par	(1)	1,225,122
WRKCO INC	Synthetic GIC Asset Fixed Income Investments	4.000%	03/15/2028	1,560,000	par	(1)	1,556,563
Access Group Inc 2013-1	Synthetic GIC Asset Fixed Income Investments	4.489%	02/25/2036	96,439	par	(1)	96,413
Advocate Health & Hospitals Corp	Synthetic GIC Asset Fixed Income Investments	2.211%	06/15/2030	1,555,000	par	(1)	1,434,178
Agilent Technologies Inc	Synthetic GIC Asset Fixed Income Investments	2.100%	06/04/2030	650,000	par	(1)	594,439
Agilent Technologies Inc	Synthetic GIC Asset Fixed Income Investments	2.750%	09/15/2029	1,020,000	par	(1)	974,403
Agree LP	Synthetic GIC Asset Fixed Income Investments	2.900%	10/01/2030	1,570,000	par	(1)	1,470,362
ALA Trust 2025-OANA	Synthetic GIC Asset Fixed Income Investments	5.494%	06/15/2040	1,120,000	par	(1)	1,124,198
Alabama Federal Aid Highway Finance Authority	Synthetic GIC Asset Fixed Income Investments	2.256%	09/01/2033	350,000	par	(1)	304,745
Albemarle Corp	Synthetic GIC Asset Fixed Income Investments	4.650%	06/01/2027	420,000	par	(1)	422,696
Alexandria Real Estate Equities Inc	Synthetic GIC Asset Fixed Income Investments	4.700%	07/01/2030	1,400,000	par	(1)	1,409,009
Ameren Missouri Securitization Funding I LLC	Synthetic GIC Asset Fixed Income Investments	4.850%	10/01/2039	1,430,779	par	(1)	1,442,228
American Express Co	Synthetic GIC Asset Fixed Income Investments	5.016%	04/25/2031	710,000	par	(1)	732,290
American Express Co	Synthetic GIC Asset Fixed Income Investments	5.282%	07/27/2029	370,000	par	(1)	381,194
American Express Co	Synthetic GIC Asset Fixed Income Investments	5.085%	01/30/2031	680,000	par	(1)	701,412
American Honda Finance Corp	Synthetic GIC Asset Fixed Income Investments	4.600%	04/17/2030	915,000	par	(1)	925,781
American Honda Finance Corp	Synthetic GIC Asset Fixed Income Investments	4.900%	03/13/2029	880,000	par	(1)	899,747
American Honda Finance Corp	Synthetic GIC Asset Fixed Income Investments	4.400%	09/05/2029	850,000	par	(1)	859,580
American Honda Finance Corp	Synthetic GIC Asset Fixed Income Investments	4.800%	03/05/2030	820,000	par	(1)	838,366
American International Group Inc	Synthetic GIC Asset Fixed Income Investments	4.850%	05/07/2030	330,000	par	(1)	338,431
Amgen Inc	Synthetic GIC Asset Fixed Income Investments	5.150%	03/02/2028	1,130,000	par	(1)	1,156,824
Amrize Finance US LLC	Synthetic GIC Asset Fixed Income Investments	4.950%	04/07/2030	860,000	par	(1)	880,022
Amrize Finance US LLC	Synthetic GIC Asset Fixed Income Investments	4.600%	04/07/2027	70,000	par	(1)	70,469
Aon Corp	Synthetic GIC Asset Fixed Income Investments	3.750%	05/02/2029	730,000	par	(1)	722,258
Aon Corp / Aon Global Holdings PLC	Synthetic GIC Asset Fixed Income Investments	5.150%	03/01/2029	640,000	par	(1)	658,708
Ascension Health	Synthetic GIC Asset Fixed Income Investments	2.532%	11/15/2029	3,000,000	par	(1)	2,838,072
Ascension Health	Synthetic GIC Asset Fixed Income Investments	4.923%	11/15/2035	1,495,000	par	(1)	1,500,354
AT&T Inc	Synthetic GIC Asset Fixed Income Investments	2.250%	02/01/2032	2,730,000	par	(1)	2,397,625
AT&T Inc	Synthetic GIC Asset Fixed Income Investments	1.700%	03/25/2026	2,140,000	par	(1)	2,129,184
AT&T Inc	Synthetic GIC Asset Fixed Income Investments	4.500%	05/15/2035	870,000	par	(1)	837,256
AUTOZONE INC	Synthetic GIC Asset Fixed Income Investments	5.100%	07/15/2029	1,020,000	par	(1)	1,050,017

WELLS FARGO & COMPANY 401(k) PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

			Maturity
Identity of issuer, borrower, lessor, or similar party	Description of asset	Interest rate	date	Par value		Cost	Current value
AvalonBay Communities Inc	Synthetic GIC Asset Fixed Income Investments	4.350%	12/01/2030	530,000	par	(1)	531,590
BA Credit Card Trust	Synthetic GIC Asset Fixed Income Investments	4.790%	05/15/2028	2,035,000	par	(1)	2,041,789
BAE Systems PLC	Synthetic GIC Asset Fixed Income Investments	3.400%	04/15/2030	2,000,000	par	(1)	1,934,698
BAE Systems PLC	Synthetic GIC Asset Fixed Income Investments	5.125%	03/26/2029	500,000	par	(1)	514,233
BANK 2017-BNK5	Synthetic GIC Asset Fixed Income Investments	3.390%	06/15/2060	2,230,000	par	(1)	2,205,945
BANK 2017-BNK6	Synthetic GIC Asset Fixed Income Investments	3.518%	07/15/2060	1,800,000	par	(1)	1,781,609
BANK 2017-BNK8	Synthetic GIC Asset Fixed Income Investments	3.229%	11/15/2050	1,486,046	par	(1)	1,465,400
BANK 2018-BNK11	Synthetic GIC Asset Fixed Income Investments	3.784%	03/15/2061	3,527,368	par	(1)	3,500,451
Bank of America Commercial Mtg Trust 2017-BNK3	Synthetic GIC Asset Fixed Income Investments	3.311%	02/15/2050	1,842,866	par	(1)	1,828,004
Bank of America Corp	Synthetic GIC Asset Fixed Income Investments	1.734%	07/22/2027	2,320,000	par	(1)	2,290,545
Bank of America Corp	Synthetic GIC Asset Fixed Income Investments	4.271%	07/23/2029	2,180,000	par	(1)	2,190,765
Bank of America Corp	Synthetic GIC Asset Fixed Income Investments	5.162%	01/24/2031	770,000	par	(1)	795,528
Bank of America Corp	Synthetic GIC Asset Fixed Income Investments	2.551%	02/04/2028	1,200,000	par	(1)	1,180,550
Bank of America Corp	Synthetic GIC Asset Fixed Income Investments	4.571%	04/27/2033	1,490,000	par	(1)	1,488,930
Bank of America Corp	Synthetic GIC Asset Fixed Income Investments	4.623%	05/09/2029	910,000	par	(1)	922,359
Bank of Montreal	Synthetic GIC Asset Fixed Income Investments	4.640%	09/10/2030	1,120,000	par	(1)	1,134,912
Bank of Montreal	Synthetic GIC Asset Fixed Income Investments	5.717%	09/25/2028	500,000	par	(1)	521,481
Bank of Montreal	Synthetic GIC Asset Fixed Income Investments	4.350%	09/22/2031	620,000	par	(1)	619,710
Bank of New York Mellon Corp	Synthetic GIC Asset Fixed Income Investments	4.543%	02/01/2029	2,080,000	par	(1)	2,105,867
Bank of New York Mellon Corp	Synthetic GIC Asset Fixed Income Investments	4.596%	07/26/2030	670,000	par	(1)	682,250
Bank of New York Mellon Corp/The	Synthetic GIC Asset Fixed Income Investments	4.942%	02/11/2031	1,000,000	par	(1)	1,029,085
Bank of Nova Scotia/The	Synthetic GIC Asset Fixed Income Investments	4.850%	02/01/2030	340,000	par	(1)	348,165
Bank of Nova Scotia/The	Synthetic GIC Asset Fixed Income Investments	4.932%	02/14/2029	1,200,000	par	(1)	1,223,336
Bank of Nova Scotia/The	Synthetic GIC Asset Fixed Income Investments	4.338%	09/15/2031	490,000	par	(1)	488,695
Barings Equipment Finance LLC 2025-B	Synthetic GIC Asset Fixed Income Investments	4.130%	10/13/2032	1,535,000	par	(1)	1,538,882
Baxter International Inc	Synthetic GIC Asset Fixed Income Investments	1.915%	02/01/2027	922,000	par	(1)	899,770
Baxter International Inc	Synthetic GIC Asset Fixed Income Investments	3.950%	04/01/2030	385,000	par	(1)	375,336
Bayer US Finance II LLC	Synthetic GIC Asset Fixed Income Investments	4.375%	12/15/2028	1,200,000	par	(1)	1,201,409
BBCMS Mortgage Trust 2018-C2	Synthetic GIC Asset Fixed Income Investments	4.314%	12/15/2051	2,040,000	par	(1)	2,028,721
BBCMS Mortgage Trust 2018-C2	Synthetic GIC Asset Fixed Income Investments	4.047%	12/15/2051	1,735,000	par	(1)	1,721,930
Becton Dickinson & Co	Synthetic GIC Asset Fixed Income Investments	4.693%	02/13/2028	680,000	par	(1)	689,175
Becton Dickinson & Co	Synthetic GIC Asset Fixed Income Investments	4.298%	08/22/2032	100,000	par	(1)	98,536
Benchmark 2018-B8 Mortgage Trust	Synthetic GIC Asset Fixed Income Investments	4.232%	01/15/2052	1,896,000	par	(1)	1,881,547
BFLD Commercial Mortgage Trust 2024-UNIV	Synthetic GIC Asset Fixed Income Investments	5.243%	11/15/2041	1,605,000	par	(1)	1,606,002
BHP Billiton Finance USA Ltd	Synthetic GIC Asset Fixed Income Investments	5.000%	02/21/2030	1,490,000	par	(1)	1,538,635
Black Hills Corp	Synthetic GIC Asset Fixed Income Investments	3.150%	01/15/2027	1,544,000	par	(1)	1,528,833
Black Hills Corp	Synthetic GIC Asset Fixed Income Investments	4.550%	01/31/2031	595,000	par	(1)	595,721
Blackrock Treasury Trust Fund	Synthetic GIC Asset Fixed Income Investments	3.630%		11,384,319	par	(1)	11,384,319
BLP Commercial Mortgage Trust 2025-IND2	Synthetic GIC Asset Fixed Income Investments	5.250%	12/15/2042	620,000	par	(1)	620,576
BMP 2024-MF23	Synthetic GIC Asset Fixed Income Investments	5.122%	06/15/2041	1,785,000	par	(1)	1,787,786
BMW US Capital LLC	Synthetic GIC Asset Fixed Income Investments	4.650%	08/13/2029	690,000	par	(1)	698,721

WELLS FARGO & COMPANY 401(k) PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

			Maturity
Identity of issuer, borrower, lessor, or similar party	Description of asset	Interest rate	date	Par value		Cost	Current value
BMW US Capital LLC	Synthetic GIC Asset Fixed Income Investments	3.950%	08/14/2028	1,200,000	par	(1)	1,197,413
BMW US Capital LLC	Synthetic GIC Asset Fixed Income Investments	5.050%	03/21/2030	305,000	par	(1)	313,344
BNP Paribas SA	Synthetic GIC Asset Fixed Income Investments	2.591%	01/20/2028	700,000	par	(1)	689,241
BNP Paribas SA	Synthetic GIC Asset Fixed Income Investments	4.400%	08/14/2028	940,000	par	(1)	942,112
BNP Paribas SA	Synthetic GIC Asset Fixed Income Investments	5.176%	01/09/2030	210,000	par	(1)	215,224
BNP Paribas Sec Corp	Synthetic GIC Asset Fixed Income Investments	1.675%	06/30/2027	810,000	par	(1)	799,885
BOCA Commercial Mortgage Trust 2025-BOCA	Synthetic GIC Asset Fixed Income Investments	5.450%	12/15/2042	1,015,000	par	(1)	1,016,268
Boeing Co/The	Synthetic GIC Asset Fixed Income Investments	5.040%	05/01/2027	130,000	par	(1)	131,344
Boeing Co/The	Synthetic GIC Asset Fixed Income Investments	5.150%	05/01/2030	1,780,000	par	(1)	1,830,769
Boeing Co/The	Synthetic GIC Asset Fixed Income Investments	2.700%	02/01/2027	1,420,000	par	(1)	1,399,430
Boeing Co/The	Synthetic GIC Asset Fixed Income Investments	2.196%	02/04/2026	140,000	par	(1)	139,734
BP Capital Markets America Inc	Synthetic GIC Asset Fixed Income Investments	4.699%	04/10/2029	940,000	par	(1)	958,916
BP Capital Markets America Inc	Synthetic GIC Asset Fixed Income Investments	4.893%	09/11/2033	1,440,000	par	(1)	1,467,073
BP Capital Markets America Inc	Synthetic GIC Asset Fixed Income Investments	2.721%	01/12/2032	770,000	par	(1)	702,344
Brazos Education Loan Authority	Synthetic GIC Asset Fixed Income Investments	4.546%	01/25/2072	1,361,283	par	(1)	1,342,281
Brazos Education Loan Authority Inc	Synthetic GIC Asset Fixed Income Investments	4.426%	11/25/2071	2,424,997	par	(1)	2,387,223
Broadcom Inc	Synthetic GIC Asset Fixed Income Investments	4.350%	02/15/2030	920,000	par	(1)	926,779
Broadcom Inc	Synthetic GIC Asset Fixed Income Investments	5.050%	07/12/2029	800,000	par	(1)	824,248
BX Commercial Mortgage Trust 2022-AHP	Synthetic GIC Asset Fixed Income Investments	4.740%	01/17/2039	2,020,000	par	(1)	2,018,772
BX Commercial Mortgage Trust 2024-AIRC	Synthetic GIC Asset Fixed Income Investments	5.441%	08/15/2041	1,263,864	par	(1)	1,266,221
BX Commercial Mortgage Trust 2024-GPA2	Synthetic GIC Asset Fixed Income Investments	5.293%	11/15/2041	1,950,000	par	(1)	1,951,808
BX Commercial Mortgage Trust 2024-GPA3	Synthetic GIC Asset Fixed Income Investments	5.043%	12/15/2039	666,207	par	(1)	666,207
BX Commercial Mortgage Trust 2024-XL5	Synthetic GIC Asset Fixed Income Investments	5.142%	03/15/2041	1,409,964	par	(1)	1,410,832
BX Trust 2021-BXMF	Synthetic GIC Asset Fixed Income Investments	4.500%	10/15/2026	1,088,663	par	(1)	1,087,031
BX Trust 2021-RISE	Synthetic GIC Asset Fixed Income Investments	4.612%	11/15/2036	1,462,419	par	(1)	1,461,068
BX Trust 2022-IND	Synthetic GIC Asset Fixed Income Investments	5.241%	04/15/2037	2,002,183	par	(1)	2,004,027
BX Trust 2024-MDHS	Synthetic GIC Asset Fixed Income Investments	5.391%	05/15/2041	957,116	par	(1)	958,594
BX Trust 2024-VLT4	Synthetic GIC Asset Fixed Income Investments	5.242%	06/15/2041	860,000	par	(1)	859,731
BX Trust 2025-ARIA	Synthetic GIC Asset Fixed Income Investments	5.031%	12/13/2042	1,205,000	par	(1)	1,217,090
BX Trust 2025-DELC	Synthetic GIC Asset Fixed Income Investments	5.507%	12/15/2042	775,000	par	(1)	775,967
BX Trust 2025-DIME	Synthetic GIC Asset Fixed Income Investments	4.900%	02/15/2035	1,105,000	par	(1)	1,102,240
BX Trust 2025-GW	Synthetic GIC Asset Fixed Income Investments	5.350%	07/15/2042	1,415,000	par	(1)	1,417,652
BX Trust 2025-ROIC	Synthetic GIC Asset Fixed Income Investments	4.894%	03/15/2030	2,276,123	par	(1)	2,273,280
Canadian National Railway Co	Synthetic GIC Asset Fixed Income Investments	4.200%	03/12/2031	1,075,000	par	(1)	1,074,079
Canadian Natural Resources Ltd	Synthetic GIC Asset Fixed Income Investments	5.000%	12/15/2029	700,000	par	(1)	718,206
Canadian Natural Resources Ltd	Synthetic GIC Asset Fixed Income Investments	3.850%	06/01/2027	730,000	par	(1)	728,090
Canadian Pacific Railway Co	Synthetic GIC Asset Fixed Income Investments	4.000%	06/01/2028	960,000	par	(1)	960,590
Capital One Financial Corp	Synthetic GIC Asset Fixed Income Investments	4.493%	09/11/2031	500,000	par	(1)	499,629
Capital One Financial Corp	Synthetic GIC Asset Fixed Income Investments	5.268%	05/10/2033	790,000	par	(1)	811,396
Capital One Financial Corp	Synthetic GIC Asset Fixed Income Investments	1.878%	11/02/2027	1,595,000	par	(1)	1,565,094
Capital One Financial Corp	Synthetic GIC Asset Fixed Income Investments	3.273%	03/01/2030	740,000	par	(1)	718,445

WELLS FARGO & COMPANY 401(k) PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

			Maturity
Identity of issuer, borrower, lessor, or similar party	Description of asset	Interest rate	date	Par value		Cost	Current value
Cargill Inc	Synthetic GIC Asset Fixed Income Investments	2.125%	11/10/2031	700,000	par	(1)	620,642
CD 2017-CD5 Mortgage Trust	Synthetic GIC Asset Fixed Income Investments	3.171%	08/15/2050	3,506,260	par	(1)	3,453,315
Cedars-Sinai Health System	Synthetic GIC Asset Fixed Income Investments	2.288%	08/15/2031	1,500,000	par	(1)	1,353,422
CenterPoint Energy Houston Electric LLC	Synthetic GIC Asset Fixed Income Investments	5.200%	10/01/2028	1,130,000	par	(1)	1,167,064
CenterPoint Energy Houston Electric LLC	Synthetic GIC Asset Fixed Income Investments	4.450%	10/01/2032	1,970,000	par	(1)	1,964,988
CenterPoint Energy Houston Electric LLC	Synthetic GIC Asset Fixed Income Investments	5.150%	03/01/2034	840,000	par	(1)	860,660
CGMS Commercial Mortgage Trust 2017-B1	Synthetic GIC Asset Fixed Income Investments	3.458%	08/15/2050	4,219,746	par	(1)	4,166,683
Charter Communications Operating LLC	Synthetic GIC Asset Fixed Income Investments	4.400%	04/01/2033	1,100,000	par	(1)	1,037,964
Cherokee County Board of Education	Synthetic GIC Asset Fixed Income Investments	5.626%	08/01/2028	1,000,000	par	(1)	1,028,890
Children's Hospital Medical Center/Cincinnati OH	Synthetic GIC Asset Fixed Income Investments	2.853%	11/15/2026	1,775,000	par	(1)	1,754,105
CHRISTUS Health	Synthetic GIC Asset Fixed Income Investments	4.341%	07/01/2028	1,500,000	par	(1)	1,505,970
Citigroup Commercial Mortgage Trust 2018-B2	Synthetic GIC Asset Fixed Income Investments	4.009%	03/10/2051	2,710,000	par	(1)	2,697,350
Citigroup Inc	Synthetic GIC Asset Fixed Income Investments	3.668%	07/24/2028	880,000	par	(1)	874,511
Citigroup Inc	Synthetic GIC Asset Fixed Income Investments	3.070%	02/24/2028	1,716,000	par	(1)	1,696,632
Citigroup Inc	Synthetic GIC Asset Fixed Income Investments	4.910%	05/24/2033	1,580,000	par	(1)	1,601,670
Citigroup Inc	Synthetic GIC Asset Fixed Income Investments	4.542%	09/19/2030	400,000	par	(1)	403,474
Citigroup Inc	Synthetic GIC Asset Fixed Income Investments	4.503%	09/11/2031	640,000	par	(1)	642,774
Citigroup Inc	Synthetic GIC Asset Fixed Income Investments	3.520%	10/27/2028	500,000	par	(1)	495,609
Citigroup Inc	Synthetic GIC Asset Fixed Income Investments	2.572%	06/03/2031	2,050,000	par	(1)	1,901,293
Citizens Bank NA/Providence RI	Synthetic GIC Asset Fixed Income Investments	4.575%	08/09/2028	1,870,000	par	(1)	1,884,221
City & County of Honolulu HI	Synthetic GIC Asset Fixed Income Investments	3.753%	09/01/2030	425,000	par	(1)	421,825
City of Atlanta GA	Synthetic GIC Asset Fixed Income Investments	2.288%	12/01/2033	2,445,000	par	(1)	2,127,297
City of Chicago IL	Synthetic GIC Asset Fixed Income Investments	6.050%	01/01/2029	75,000	par	(1)	76,127
City of Worcester MA	Synthetic GIC Asset Fixed Income Investments	6.250%	01/01/2028	495,000	par	(1)	507,598
CLEVELAND CLINIC HEALTH SYSTEM	Synthetic GIC Asset Fixed Income Investments	2.885%	01/01/2032	3,475,000	par	(1)	3,243,496
CNH Industrial Capital LLC	Synthetic GIC Asset Fixed Income Investments	4.750%	03/21/2028	1,570,000	par	(1)	1,588,350
CNH Industrial Capital LLC	Synthetic GIC Asset Fixed Income Investments	5.100%	04/20/2029	210,000	par	(1)	214,783
Colorado Housing and Finance Authority	Synthetic GIC Asset Fixed Income Investments	6.250%	05/01/2056	15,000	par	(1)	15,908
Comcast Corp	Synthetic GIC Asset Fixed Income Investments	4.950%	05/15/2032	1,040,000	par	(1)	1,066,664
Comcast Corp	Synthetic GIC Asset Fixed Income Investments	3.400%	04/01/2030	1,480,000	par	(1)	1,436,578
CommonSpirit Health	Synthetic GIC Asset Fixed Income Investments	4.352%	09/01/2030	1,250,000	par	(1)	1,245,719
Commonwealth of Massachusetts	Synthetic GIC Asset Fixed Income Investments	1.520%	11/01/2030	95,000	par	(1)	84,861
Commonwealth of Massachusetts	Synthetic GIC Asset Fixed Income Investments	3.769%	07/15/2029	750,000	par	(1)	749,145
Connecticut Light and Power Co/The	Synthetic GIC Asset Fixed Income Investments	4.650%	01/01/2029	1,620,000	par	(1)	1,651,580
Connecticut Light and Power Co/The	Synthetic GIC Asset Fixed Income Investments	2.050%	07/01/2031	700,000	par	(1)	622,511
ConocoPhillips Co	Synthetic GIC Asset Fixed Income Investments	4.700%	01/15/2030	1,160,000	par	(1)	1,182,657
Consumers Energy Co	Synthetic GIC Asset Fixed Income Investments	3.800%	11/15/2028	1,600,000	par	(1)	1,594,736
Cooperatieve Rabobank UA	Synthetic GIC Asset Fixed Income Investments	5.564%	02/28/2029	850,000	par	(1)	874,928
Cooperatieve Rabobank UA	Synthetic GIC Asset Fixed Income Investments	1.980%	12/15/2027	2,080,000	par	(1)	2,038,856
Corebridge Global Funding	Synthetic GIC Asset Fixed Income Investments	5.900%	09/19/2028	880,000	par	(1)	919,377
Corebridge Global Funding	Synthetic GIC Asset Fixed Income Investments	4.450%	10/02/2030	1,245,000	par	(1)	1,240,992

WELLS FARGO & COMPANY 401(k) PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

			Maturity
Identity of issuer, borrower, lessor, or similar party	Description of asset	Interest rate	date	Par value		Cost	Current value
Cornell University	Synthetic GIC Asset Fixed Income Investments	4.169%	06/15/2030	1,775,000	par	(1)	1,783,421
Coterra Energy Inc	Synthetic GIC Asset Fixed Income Investments	3.900%	05/15/2027	640,000	par	(1)	637,652
Coterra Energy Inc	Synthetic GIC Asset Fixed Income Investments	4.375%	03/15/2029	600,000	par	(1)	601,873
County of Bexar TX	Synthetic GIC Asset Fixed Income Investments	2.171%	06/15/2032	2,090,000	par	(1)	1,851,364
County of Lee FL Water & Sewer Revenue	Synthetic GIC Asset Fixed Income Investments	2.416%	10/01/2028	2,140,000	par	(1)	2,068,438
County of Spokane WA	Synthetic GIC Asset Fixed Income Investments	2.828%	12/01/2032	875,000	par	(1)	806,103
County of Spokane WA	Synthetic GIC Asset Fixed Income Investments	2.728%	12/01/2031	950,000	par	(1)	884,868
CRH SMW Finance DAC	Synthetic GIC Asset Fixed Income Investments	5.125%	01/09/2030	400,000	par	(1)	412,620
CRH SMW Finance DAC	Synthetic GIC Asset Fixed Income Investments	5.200%	05/21/2029	1,150,000	par	(1)	1,187,916
CSAIL 2018-C14 Commercial Mortgage Trust	Synthetic GIC Asset Fixed Income Investments	4.422%	11/15/2051	1,850,000	par	(1)	1,840,678
CubeSmart LP	Synthetic GIC Asset Fixed Income Investments	2.250%	12/15/2028	1,510,000	par	(1)	1,433,050
CVS Health Corp	Synthetic GIC Asset Fixed Income Investments	4.300%	03/25/2028	421,000	par	(1)	422,506
CVS Health Corp	Synthetic GIC Asset Fixed Income Investments	5.125%	02/21/2030	1,860,000	par	(1)	1,912,305
CVS Health Corp	Synthetic GIC Asset Fixed Income Investments	3.000%	08/15/2026	400,000	par	(1)	397,351
CVS Health Corp	Synthetic GIC Asset Fixed Income Investments	1.300%	08/21/2027	2,530,000	par	(1)	2,420,623
Daimler Truck Finance North America LLC	Synthetic GIC Asset Fixed Income Investments	4.650%	10/12/2030	220,000	par	(1)	221,751
Daimler Truck Finance North America LLC	Synthetic GIC Asset Fixed Income Investments	3.650%	04/07/2027	820,000	par	(1)	816,023
Daimler Truck Finance North America LLC	Synthetic GIC Asset Fixed Income Investments	5.400%	09/20/2028	750,000	par	(1)	773,594
DC Commercial Mortgage Trust 2023-DC	Synthetic GIC Asset Fixed Income Investments	6.314%	09/12/2040	2,095,000	par	(1)	2,157,586
Digital Realty Trust LP	Synthetic GIC Asset Fixed Income Investments	4.450%	07/15/2028	790,000	par	(1)	795,348
Digital Realty Trust LP	Synthetic GIC Asset Fixed Income Investments	5.550%	01/15/2028	640,000	par	(1)	657,564
DLLMT 2023-1 LLC	Synthetic GIC Asset Fixed Income Investments	5.340%	03/22/2027	622,917	par	(1)	625,603
Dominion Energy South Carolina Inc	Synthetic GIC Asset Fixed Income Investments	2.300%	12/01/2031	930,000	par	(1)	830,691
DTE Electric Co	Synthetic GIC Asset Fixed Income Investments	2.625%	03/01/2031	950,000	par	(1)	878,467
DTE Electric Co	Synthetic GIC Asset Fixed Income Investments	3.000%	03/01/2032	1,520,000	par	(1)	1,406,103
Duke Energy Carolinas LLC	Synthetic GIC Asset Fixed Income Investments	2.850%	03/15/2032	580,000	par	(1)	531,925
Duke Energy Carolinas LLC	Synthetic GIC Asset Fixed Income Investments	2.550%	04/15/2031	1,230,000	par	(1)	1,133,256
Duke Energy Progress LLC	Synthetic GIC Asset Fixed Income Investments	3.400%	04/01/2032	677,000	par	(1)	641,141
Duke Energy Progress LLC	Synthetic GIC Asset Fixed Income Investments	2.000%	08/15/2031	2,020,000	par	(1)	1,795,204
Duke University Health System Inc	Synthetic GIC Asset Fixed Income Investments	2.552%	06/01/2029	2,674,000	par	(1)	2,539,337
Eastman Chemical Co	Synthetic GIC Asset Fixed Income Investments	5.000%	08/01/2029	663,000	par	(1)	676,753
ECMC Group Student Loan Trust 2021-1	Synthetic GIC Asset Fixed Income Investments	4.559%	11/25/2070	1,245,993	par	(1)	1,232,875
EMD Finance LLC	Synthetic GIC Asset Fixed Income Investments	4.375%	10/15/2030	870,000	par	(1)	872,932
Enbridge Inc	Synthetic GIC Asset Fixed Income Investments	5.300%	04/05/2029	445,000	par	(1)	459,036
Enbridge Inc	Synthetic GIC Asset Fixed Income Investments	3.125%	11/15/2029	1,290,000	par	(1)	1,236,193
Energy Transfer LP	Synthetic GIC Asset Fixed Income Investments	5.200%	04/01/2030	260,000	par	(1)	268,048
Energy Transfer LP	Synthetic GIC Asset Fixed Income Investments	6.100%	12/01/2028	1,230,000	par	(1)	1,292,997
Enterprise Fleet Financing 2025-4 LLC	Synthetic GIC Asset Fixed Income Investments	4.110%	12/20/2029	2,620,000	par	(1)	2,631,774
Enterprise Products Operating LLC	Synthetic GIC Asset Fixed Income Investments	4.600%	01/15/2031	855,000	par	(1)	866,189
EOG Resources Inc	Synthetic GIC Asset Fixed Income Investments	5.000%	07/15/2032	490,000	par	(1)	502,642
EOG Resources Inc	Synthetic GIC Asset Fixed Income Investments	4.400%	01/15/2031	665,000	par	(1)	668,295

WELLS FARGO & COMPANY 401(k) PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

			Maturity
Identity of issuer, borrower, lessor, or similar party	Description of asset	Interest rate	date	Par value		Cost	Current value
Equifax Inc	Synthetic GIC Asset Fixed Income Investments	5.100%	12/15/2027	500,000	par	(1)	509,552
Equifax Inc	Synthetic GIC Asset Fixed Income Investments	4.800%	09/15/2029	130,000	par	(1)	132,186
Equifax Inc	Synthetic GIC Asset Fixed Income Investments	2.350%	09/15/2031	690,000	par	(1)	614,384
Equifax Inc	Synthetic GIC Asset Fixed Income Investments	5.100%	06/01/2028	1,030,000	par	(1)	1,052,685
ERP Operating LP	Synthetic GIC Asset Fixed Income Investments	4.150%	12/01/2028	1,240,000	par	(1)	1,246,622
Ethiopian Leasing 2012 LLC	Synthetic GIC Asset Fixed Income Investments	2.646%	05/12/2026	96,312	par	(1)	95,925
Ethiopian Leasing 2012 LLC	Synthetic GIC Asset Fixed Income Investments	2.566%	08/14/2026	88,641	par	(1)	87,618
Evergy Metro Inc	Synthetic GIC Asset Fixed Income Investments	4.950%	04/15/2033	1,060,000	par	(1)	1,079,231
Evergy Metro Inc	Synthetic GIC Asset Fixed Income Investments	2.250%	06/01/2030	1,080,000	par	(1)	996,683
Evergy Missouri West Inc	Synthetic GIC Asset Fixed Income Investments	5.150%	12/15/2027	420,000	par	(1)	428,164
Exelon Corp	Synthetic GIC Asset Fixed Income Investments	5.150%	03/15/2028	630,000	par	(1)	643,809
Experian Finance PLC	Synthetic GIC Asset Fixed Income Investments	4.250%	02/01/2029	1,300,000	par	(1)	1,303,683
Extended Stay America Trust 2025-ESH	Synthetic GIC Asset Fixed Income Investments	5.050%	10/15/2042	1,970,000	par	(1)	1,973,075
Extra Space Storage LP	Synthetic GIC Asset Fixed Income Investments	4.950%	01/15/2033	350,000	par	(1)	354,157
Extra Space Storage LP	Synthetic GIC Asset Fixed Income Investments	3.900%	04/01/2029	350,000	par	(1)	346,021
Extra Space Storage LP	Synthetic GIC Asset Fixed Income Investments	4.000%	06/15/2029	871,000	par	(1)	863,070
Fannie Mae Grantor Trust 2002-T16	Synthetic GIC Asset Fixed Income Investments	7.000%	07/25/2042	34,584	par	(1)	36,870
Fannie Mae Grantor Trust 2002-T18	Synthetic GIC Asset Fixed Income Investments	7.000%	08/25/2042	16,169	par	(1)	17,570
Fannie Mae Grantor Trust 2004-T3	Synthetic GIC Asset Fixed Income Investments	6.000%	02/25/2044	87,078	par	(1)	87,768
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	5.000%	10/01/2052	7,391,262	par	(1)	7,460,303
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	5.255%	11/01/2041	27,278	par	(1)	27,424
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.434%	05/01/2036	9,004	par	(1)	9,257
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.178%	03/01/2034	57,148	par	(1)	58,705
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	5.277%	04/01/2044	9,979	par	(1)	9,943
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.247%	08/01/2034	24,878	par	(1)	25,729
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.058%	01/01/2035	14,478	par	(1)	15,046
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.194%	07/01/2035	7,802	par	(1)	8,035
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.265%	07/01/2035	20,766	par	(1)	21,290
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	5.500%	10/01/2052	5,325,283	par	(1)	5,486,005
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.102%	07/01/2035	53,091	par	(1)	54,162
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	2.500%	01/01/2052	5,384,874	par	(1)	4,642,133
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.690%	01/01/2041	17,311	par	(1)	17,939
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.637%	03/01/2042	18,740	par	(1)	19,444
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	3.000%	07/01/2032	276,443	par	(1)	268,376
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.481%	03/01/2044	143,846	par	(1)	149,533
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.510%	03/01/2044	42,237	par	(1)	43,830
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.443%	05/01/2044	114,041	par	(1)	118,645
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	3.000%	03/01/2033	400,255	par	(1)	387,242
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.500%	10/01/2052	12,864,285	par	(1)	12,680,288
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	5.950%	01/01/2037	8,836	par	(1)	8,939
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	3.000%	01/01/2035	322,370	par	(1)	312,118

WELLS FARGO & COMPANY 401(k) PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

			Maturity
Identity of issuer, borrower, lessor, or similar party	Description of asset	Interest rate	date	Par value		Cost	Current value
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	3.000%	01/01/2035	406,888	par	(1)	394,504
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	3.000%	01/01/2035	572,350	par	(1)	555,571
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	5.734%	04/01/2037	7,007	par	(1)	7,103
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.486%	05/01/2036	49,899	par	(1)	49,485
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.000%	04/01/2041	1,731,568	par	(1)	1,709,636
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.000%	11/01/2040	1,184,626	par	(1)	1,169,618
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.000%	01/01/2041	228,167	par	(1)	225,840
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	3.000%	05/01/2031	257,666	par	(1)	252,683
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	3.000%	02/01/2031	128,402	par	(1)	126,106
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.000%	09/01/2038	23,978	par	(1)	24,440
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	5.500%	04/01/2036	38,312	par	(1)	40,079
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	5.500%	04/01/2033	243,743	par	(1)	249,556
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.500%	09/01/2052	1,502,963	par	(1)	1,482,878
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.080%	10/01/2029	1,430,000	par	(1)	1,429,318
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	3.860%	12/01/2031	2,080,000	par	(1)	2,044,628
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.360%	01/01/2030	630,000	par	(1)	637,891
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.255%	01/01/2030	220,000	par	(1)	221,892
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	3.000%	12/01/2049	917,515	par	(1)	827,357
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.400%	01/01/2032	2,345,000	par	(1)	2,358,578
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.320%	01/01/2030	1,420,000	par	(1)	1,435,663
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.500%	11/01/2048	727,546	par	(1)	722,731
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	3.500%	08/01/2032	64,360	par	(1)	62,838
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	5.000%	09/01/2033	81,482	par	(1)	82,652
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	5.000%	03/01/2036	598,138	par	(1)	616,939
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.300%	01/01/2030	260,000	par	(1)	262,674
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	5.000%	06/01/2035	280,939	par	(1)	284,993
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	5.000%	10/01/2035	184,146	par	(1)	189,216
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	5.000%	11/01/2033	123,339	par	(1)	125,097
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.450%	01/01/2031	2,300,000	par	(1)	2,329,737
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.570%	05/01/2031	4,630,000	par	(1)	4,694,051
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	3.500%	10/01/2029	19,044,000	par	(1)	18,768,909
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	2.885%	05/01/2029	3,590,000	par	(1)	3,472,496
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	2.590%	12/01/2030	5,010,000	par	(1)	4,668,503
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	2.590%	03/01/2029	4,438,000	par	(1)	4,267,816
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	1.990%	02/01/2029	5,960,896	par	(1)	5,638,590
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	1.390%	11/01/2028	790,000	par	(1)	738,443
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.000%	06/01/2052	14,771,369	par	(1)	14,174,871
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.235%	06/01/2031	6,005,000	par	(1)	6,020,775
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.187%	11/01/2048	75,085	par	(1)	77,950
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.500%	06/01/2056	1,336,099	par	(1)	1,298,045
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.500%	06/01/2056	922,346	par	(1)	896,076

WELLS FARGO & COMPANY 401(k) PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

			Maturity
Identity of issuer, borrower, lessor, or similar party	Description of asset	Interest rate	date	Par value		Cost	Current value
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.500%	06/01/2056	2,308,755	par	(1)	2,254,425
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.165%	12/01/2032	2,800,000	par	(1)	2,760,184
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	3.500%	04/01/2046	327,633	par	(1)	311,239
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	3.940%	11/01/2030	5,995,000	par	(1)	5,939,996
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.980%	07/01/2030	3,259,321	par	(1)	3,357,414
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.710%	07/01/2030	2,370,000	par	(1)	2,415,720
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.000%	11/01/2045	446,166	par	(1)	436,460
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	3.500%	11/01/2046	909,478	par	(1)	871,796
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.490%	07/01/2032	3,000,000	par	(1)	3,023,664
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	5.240%	12/01/2030	2,331,442	par	(1)	2,423,791
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.990%	07/01/2030	2,632,894	par	(1)	2,713,161
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.730%	05/01/2031	4,370,000	par	(1)	4,478,380
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	2.500%	06/01/2031	230,940	par	(1)	223,951
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	2.500%	06/01/2031	212,586	par	(1)	206,213
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	2.500%	06/01/2031	248,917	par	(1)	241,456
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	2.500%	06/01/2031	260,163	par	(1)	252,171
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.000%	06/01/2056	1,081,754	par	(1)	1,013,755
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.000%	07/01/2056	1,994,276	par	(1)	1,878,807
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.000%	07/01/2056	1,334,319	par	(1)	1,250,452
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	2.500%	09/01/2034	397,249	par	(1)	379,352
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	2.500%	10/01/2034	796,740	par	(1)	759,485
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	2.500%	10/01/2034	652,171	par	(1)	622,241
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.555%	03/01/2030	1,574,000	par	(1)	1,604,085
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.280%	02/01/2030	2,040,000	par	(1)	2,059,468
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.400%	01/01/2030	2,305,000	par	(1)	2,333,029
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	2.500%	12/01/2034	981,945	par	(1)	936,947
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.620%	01/01/2032	4,880,000	par	(1)	4,951,019
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.340%	01/01/2030	1,090,000	par	(1)	1,102,838
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	6.378%	04/01/2036	123,665	par	(1)	122,814
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.000%	08/01/2051	3,637,180	par	(1)	3,478,541
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	4.500%	01/01/2051	1,954,048	par	(1)	1,912,949
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	2.840%	01/01/2027	2,645,276	par	(1)	2,614,829
Fannie Mae Pool	Synthetic GIC Asset Fixed Income Investments	1.390%	11/01/2028	1,240,000	par	(1)	1,159,075
Fannie Mae REMIC Trust 2005-W1	Synthetic GIC Asset Fixed Income Investments	6.500%	10/25/2044	67,788	par	(1)	70,755
Fannie Mae REMICS	Synthetic GIC Asset Fixed Income Investments	5.500%	04/25/2035	86,653	par	(1)	90,099
Fannie Mae Trust 2003-W6	Synthetic GIC Asset Fixed Income Investments	6.500%	09/25/2042	34,321	par	(1)	35,450
Fannie Mae Trust 2003-W8	Synthetic GIC Asset Fixed Income Investments	7.000%	10/25/2042	5,612	par	(1)	5,802
Fannie Mae Trust 2004-W2	Synthetic GIC Asset Fixed Income Investments	7.000%	02/25/2044	22,222	par	(1)	23,086
Federal Realty OP LP	Synthetic GIC Asset Fixed Income Investments	3.200%	06/15/2029	1,100,000	par	(1)	1,063,434
Federal Realty OP LP	Synthetic GIC Asset Fixed Income Investments	5.375%	05/01/2028	1,100,000	par	(1)	1,127,917
FedEx Corp	Synthetic GIC Asset Fixed Income Investments	3.100%	08/05/2029	1,260,000	par	(1)	1,211,887

WELLS FARGO & COMPANY 401(k) PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

			Maturity
Identity of issuer, borrower, lessor, or similar party	Description of asset	Interest rate	date	Par value		Cost	Current value
Fifth Third Bancorp	Synthetic GIC Asset Fixed Income Investments	4.055%	04/25/2028	630,000	par	(1)	629,522
Fifth Third Bancorp	Synthetic GIC Asset Fixed Income Investments	4.337%	04/25/2033	180,000	par	(1)	176,228
Fifth Third Bancorp	Synthetic GIC Asset Fixed Income Investments	4.772%	07/28/2030	1,290,000	par	(1)	1,306,308
FirstEnergy Pennsylvania Electric Co	Synthetic GIC Asset Fixed Income Investments	5.200%	04/01/2028	670,000	par	(1)	684,235
FirstEnergy Transmission LLC	Synthetic GIC Asset Fixed Income Investments	2.866%	09/15/2028	480,000	par	(1)	464,212
Fiserv Inc	Synthetic GIC Asset Fixed Income Investments	4.550%	02/15/2031	210,000	par	(1)	207,999
Fiserv Inc	Synthetic GIC Asset Fixed Income Investments	5.375%	08/21/2028	1,820,000	par	(1)	1,866,898
Fiserv Inc	Synthetic GIC Asset Fixed Income Investments	5.450%	03/02/2028	630,000	par	(1)	645,300
Florida Gas Transmission Co LLC	Synthetic GIC Asset Fixed Income Investments	2.550%	07/01/2030	700,000	par	(1)	647,319
Florida Gas Transmission Co LLC	Synthetic GIC Asset Fixed Income Investments	2.300%	10/01/2031	895,000	par	(1)	794,272
FMC Corp	Synthetic GIC Asset Fixed Income Investments	3.450%	10/01/2029	670,000	par	(1)	595,050
Ford Credit Auto Owner Trust 2025-REV2	Synthetic GIC Asset Fixed Income Investments	4.370%	02/15/2038	2,520,000	par	(1)	2,542,960
Ford Credit Auto Owner Trust/Ford Credit	Synthetic GIC Asset Fixed Income Investments	4.860%	08/15/2037	2,385,000	par	(1)	2,452,643
Ford Motor Credit Co LLC	Synthetic GIC Asset Fixed Income Investments	5.303%	09/06/2029	680,000	par	(1)	685,165
Freddie Mac Gold Pool	Synthetic GIC Asset Fixed Income Investments	3.000%	08/01/2027	85,434	par	(1)	84,758
Freddie Mac Gold Pool	Synthetic GIC Asset Fixed Income Investments	4.000%	02/01/2026	980	par	(1)	978
Freddie Mac Gold Pool	Synthetic GIC Asset Fixed Income Investments	3.500%	02/01/2043	61,787	par	(1)	58,861
Freddie Mac Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.000%	08/01/2038	104,423	par	(1)	110,597
Freddie Mac Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.000%	09/01/2038	19,870	par	(1)	21,029
Freddie Mac Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.000%	08/01/2038	61,608	par	(1)	65,251
Freddie Mac Gold Pool	Synthetic GIC Asset Fixed Income Investments	4.000%	01/01/2047	465,227	par	(1)	452,086
Freddie Mac Gold Pool	Synthetic GIC Asset Fixed Income Investments	4.000%	04/01/2046	578,917	par	(1)	560,777
Freddie Mac Gold Pool	Synthetic GIC Asset Fixed Income Investments	3.000%	01/01/2043	917,533	par	(1)	851,366
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.380%	10/01/2047	237,765	par	(1)	247,495
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.390%	08/01/2047	52,409	par	(1)	54,551
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.265%	07/01/2047	62,155	par	(1)	64,506
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.350%	08/01/2044	82,745	par	(1)	85,983
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.572%	01/01/2044	96,978	par	(1)	100,559
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	2.502%	05/01/2052	5,608,552	par	(1)	5,383,901
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.706%	02/01/2042	8,037	par	(1)	8,304
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.271%	11/01/2040	9,481	par	(1)	9,813
Freddie Mac Non Gold Pool	Synthetic GIC Asset Fixed Income Investments	6.219%	12/01/2036	30,224	par	(1)	31,128
Freddie Mac Pool	Synthetic GIC Asset Fixed Income Investments	3.000%	01/01/2035	331,868	par	(1)	321,663
Freddie Mac Pool	Synthetic GIC Asset Fixed Income Investments	3.000%	01/01/2035	239,139	par	(1)	231,788
Freddie Mac Pool	Synthetic GIC Asset Fixed Income Investments	4.500%	09/01/2052	2,661,300	par	(1)	2,622,853
Freddie Mac Pool	Synthetic GIC Asset Fixed Income Investments	4.000%	08/01/2052	3,147,779	par	(1)	3,020,665
Freddie Mac Pool	Synthetic GIC Asset Fixed Income Investments	4.000%	08/01/2052	3,269,335	par	(1)	3,125,063
Freddie Mac Pool	Synthetic GIC Asset Fixed Income Investments	3.000%	01/01/2050	2,367,268	par	(1)	2,135,065
Freddie Mac Pool	Synthetic GIC Asset Fixed Income Investments	3.000%	12/01/2049	2,387,796	par	(1)	2,153,345
Freddie Mac Pool	Synthetic GIC Asset Fixed Income Investments	3.000%	11/01/2049	2,313,969	par	(1)	2,087,020
Freddie Mac Pool	Synthetic GIC Asset Fixed Income Investments	2.000%	11/01/2050	3,859,280	par	(1)	3,186,318

WELLS FARGO & COMPANY 401(k) PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

			Maturity
Identity of issuer, borrower, lessor, or similar party	Description of asset	Interest rate	date	Par value		Cost	Current value
Freddie Mac Pool	Synthetic GIC Asset Fixed Income Investments	2.500%	12/01/2034	894,744	par	(1)	855,357
Freddie Mac Pool	Synthetic GIC Asset Fixed Income Investments	2.500%	01/01/2035	2,600,472	par	(1)	2,477,813
Freddie Mac Pool	Synthetic GIC Asset Fixed Income Investments	2.500%	01/01/2035	841,321	par	(1)	801,651
Freddie Mac Pool	Synthetic GIC Asset Fixed Income Investments	2.500%	12/01/2034	3,740,881	par	(1)	3,569,253
Freddie Mac Pool	Synthetic GIC Asset Fixed Income Investments	3.500%	08/01/2049	64,045	par	(1)	59,975
Freddie Mac Pool	Synthetic GIC Asset Fixed Income Investments	3.000%	01/01/2035	234,293	par	(1)	226,956
Freddie Mac Pool	Synthetic GIC Asset Fixed Income Investments	2.500%	12/01/2051	7,039,865	par	(1)	6,095,482
Freddie Struct PT Cert	Synthetic GIC Asset Fixed Income Investments	7.000%	07/25/2043	346,501	par	(1)	368,359
GE HealthCare Technologies Inc	Synthetic GIC Asset Fixed Income Investments	5.857%	03/15/2030	530,000	par	(1)	560,871
GE HealthCare Technologies Inc	Synthetic GIC Asset Fixed Income Investments	5.650%	11/15/2027	1,790,000	par	(1)	1,843,070
General Mills Inc	Synthetic GIC Asset Fixed Income Investments	4.200%	04/17/2028	1,400,000	par	(1)	1,404,864
General Motors Financial Co Inc	Synthetic GIC Asset Fixed Income Investments	2.400%	10/15/2028	1,940,000	par	(1)	1,850,521
General Motors Financial Co Inc	Synthetic GIC Asset Fixed Income Investments	4.300%	04/06/2029	1,270,000	par	(1)	1,268,120
General Motors Financial Co Inc	Synthetic GIC Asset Fixed Income Investments	5.000%	04/09/2027	730,000	par	(1)	737,907
Georgia-Pacific LLC	Synthetic GIC Asset Fixed Income Investments	2.300%	04/30/2030	1,300,000	par	(1)	1,199,996
Ginnie Mae II pool	Synthetic GIC Asset Fixed Income Investments	5.625%	03/20/2042	34,949	par	(1)	35,624
Ginnie Mae II pool	Synthetic GIC Asset Fixed Income Investments	4.580%	01/20/2067	913,313	par	(1)	912,359
Ginnie Mae II pool	Synthetic GIC Asset Fixed Income Investments	4.409%	02/20/2067	520,648	par	(1)	519,747
Ginnie Mae II pool	Synthetic GIC Asset Fixed Income Investments	5.040%	06/20/2058	32,107	par	(1)	32,522
Ginnie Mae II pool	Synthetic GIC Asset Fixed Income Investments	4.179%	12/20/2066	735,808	par	(1)	732,538
Ginnie Mae II pool	Synthetic GIC Asset Fixed Income Investments	4.569%	01/20/2067	364,637	par	(1)	363,784
Ginnie Mae II pool	Synthetic GIC Asset Fixed Income Investments	4.680%	03/20/2065	197,639	par	(1)	197,400
Ginnie Mae II pool	Synthetic GIC Asset Fixed Income Investments	4.860%	05/20/2058	69,541	par	(1)	69,573
GM Financial Revolving Receivables Trust 2022-1	Synthetic GIC Asset Fixed Income Investments	5.910%	10/11/2035	1,525,000	par	(1)	1,580,367
GM Financial Revolving Receivables Trust 2023-2	Synthetic GIC Asset Fixed Income Investments	5.770%	08/11/2036	3,125,000	par	(1)	3,280,844
GM Financial Revolving Receivables Trust 2024-1	Synthetic GIC Asset Fixed Income Investments	4.980%	12/11/2036	1,595,000	par	(1)	1,640,973
GM Financial Revolving Receivables Trust 2024-2	Synthetic GIC Asset Fixed Income Investments	4.520%	03/11/2037	3,010,000	par	(1)	3,060,815
GM Financial Revolving Receivables Trust 2025-1	Synthetic GIC Asset Fixed Income Investments	4.640%	12/11/2037	2,210,000	par	(1)	2,255,113
GMF Floorplan Owner Revolving Trust	Synthetic GIC Asset Fixed Income Investments	5.340%	06/15/2028	3,340,000	par	(1)	3,359,997
GNMA	Synthetic GIC Asset Fixed Income Investments	4.764%	10/20/2065	183,902	par	(1)	184,178
GNMA	Synthetic GIC Asset Fixed Income Investments	5.114%	12/20/2066	741,816	par	(1)	746,643
GNMA	Synthetic GIC Asset Fixed Income Investments	5.014%	12/20/2066	438,358	par	(1)	440,702
Goldman Sachs Group Inc	Synthetic GIC Asset Fixed Income Investments	5.049%	07/23/2030	590,000	par	(1)	604,959
Goldman Sachs Group Inc/The	Synthetic GIC Asset Fixed Income Investments	5.207%	01/28/2031	750,000	par	(1)	775,017
Goldman Sachs Group Inc/The	Synthetic GIC Asset Fixed Income Investments	3.615%	03/15/2028	1,030,000	par	(1)	1,024,405
Goldman Sachs Group Inc/The	Synthetic GIC Asset Fixed Income Investments	1.948%	10/21/2027	3,170,000	par	(1)	3,116,592
Goldman Sachs Group Inc/The	Synthetic GIC Asset Fixed Income Investments	5.727%	04/25/2030	640,000	par	(1)	669,043
Government National Mortgage Association	Synthetic GIC Asset Fixed Income Investments	4.834%	01/20/2069	2,954,336	par	(1)	2,962,537
GS Mortgage Securities Trust 2017-GS6	Synthetic GIC Asset Fixed Income Investments	3.164%	05/10/2050	2,129,521	par	(1)	2,100,613
GS Mortgage Securities Trust 2017-GS8	Synthetic GIC Asset Fixed Income Investments	3.205%	11/10/2050	4,510,000	par	(1)	4,448,028
GS Mortgage Securities Trust 2018-GS10	Synthetic GIC Asset Fixed Income Investments	4.155%	07/10/2051	2,366,207	par	(1)	2,339,765

WELLS FARGO & COMPANY 401(k) PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

			Maturity
Identity of issuer, borrower, lessor, or similar party	Description of asset	Interest rate	date	Par value		Cost	Current value
Halliburton Co	Synthetic GIC Asset Fixed Income Investments	2.920%	03/01/2030	1,730,000	par	(1)	1,638,127
Health Care Service Corp A Mutual Legal Reserve Co	Synthetic GIC Asset Fixed Income Investments	5.200%	06/15/2029	1,860,000	par	(1)	1,907,845
Healthpeak OP LLC	Synthetic GIC Asset Fixed Income Investments	2.875%	01/15/2031	1,470,000	par	(1)	1,363,199
Healthpeak OP LLC	Synthetic GIC Asset Fixed Income Investments	3.500%	07/15/2029	580,000	par	(1)	564,145
Hewlett Packard Enterprise Co	Synthetic GIC Asset Fixed Income Investments	4.400%	10/15/2030	1,030,000	par	(1)	1,027,838
Hewlett Packard Enterprise Co	Synthetic GIC Asset Fixed Income Investments	4.550%	10/15/2029	1,750,000	par	(1)	1,764,954
Hexcel Corp	Synthetic GIC Asset Fixed Income Investments	4.200%	02/15/2027	1,230,000	par	(1)	1,227,399
HP Inc	Synthetic GIC Asset Fixed Income Investments	4.000%	04/15/2029	1,130,000	par	(1)	1,118,705
HSBC Holdings PLC	Synthetic GIC Asset Fixed Income Investments	4.041%	03/13/2028	2,187,000	par	(1)	2,184,183
HSBC Holdings PLC	Synthetic GIC Asset Fixed Income Investments	2.871%	11/22/2032	1,490,000	par	(1)	1,355,130
HSBC Holdings PLC	Synthetic GIC Asset Fixed Income Investments	4.755%	06/09/2028	540,000	par	(1)	544,796
HSBC Holdings PLC	Synthetic GIC Asset Fixed Income Investments	6.161%	03/09/2029	840,000	par	(1)	874,820
HSBC Holdings PLC	Synthetic GIC Asset Fixed Income Investments	4.583%	06/19/2029	400,000	par	(1)	403,832
Hudson Yards 2025-SPRL Mortgage Trust	Synthetic GIC Asset Fixed Income Investments	5.467%	01/13/2040	1,720,000	par	(1)	1,784,450
Huntington Bancshares Inc/OH	Synthetic GIC Asset Fixed Income Investments	4.443%	08/04/2028	730,000	par	(1)	734,085
Huntington National Bank/The	Synthetic GIC Asset Fixed Income Investments	5.650%	01/10/2030	600,000	par	(1)	629,052
Huntington National Bank/The	Synthetic GIC Asset Fixed Income Investments	4.552%	05/17/2028	960,000	par	(1)	965,796
Hyundai Capital America	Synthetic GIC Asset Fixed Income Investments	5.300%	01/08/2030	1,030,000	par	(1)	1,062,136
Indiana Housing & Community Development Authority	Synthetic GIC Asset Fixed Income Investments	5.750%	07/01/2054	2,055,000	par	(1)	2,110,793
Indianapolis Power & Light Co	Synthetic GIC Asset Fixed Income Investments	5.050%	08/15/2035	1,570,000	par	(1)	1,582,714
Indianapolis Power & Light Co	Synthetic GIC Asset Fixed Income Investments	5.650%	12/01/2032	1,100,000	par	(1)	1,150,961
Ingredion Inc	Synthetic GIC Asset Fixed Income Investments	3.200%	10/01/2026	600,000	par	(1)	595,947
Ingredion Inc	Synthetic GIC Asset Fixed Income Investments	2.900%	06/01/2030	740,000	par	(1)	697,235
International Business Machines Corp	Synthetic GIC Asset Fixed Income Investments	4.800%	02/10/2030	1,500,000	par	(1)	1,535,856
Interstate Power and Light Co	Synthetic GIC Asset Fixed Income Investments	4.100%	09/26/2028	1,200,000	par	(1)	1,199,212
INTOWN 2025-STAY Mortgage Trust	Synthetic GIC Asset Fixed Income Investments	5.100%	03/15/2042	2,035,000	par	(1)	2,037,542
J Paul Getty Trust/The	Synthetic GIC Asset Fixed Income Investments	4.905%	04/01/2035	1,185,000	par	(1)	1,208,129
John Deere Owner Trust 2023-B	Synthetic GIC Asset Fixed Income Investments	5.180%	03/15/2028	619,472	par	(1)	623,281
John Deere Owner Trust 2024	Synthetic GIC Asset Fixed Income Investments	4.960%	11/15/2028	1,215,000	par	(1)	1,225,656
Johns Hopkins Health System Corp/The	Synthetic GIC Asset Fixed Income Investments	2.420%	01/01/2030	1,607,000	par	(1)	1,496,847
Johnson Controls / Tyco Fire Security Finance	Synthetic GIC Asset Fixed Income Investments	5.500%	04/19/2029	760,000	par	(1)	791,000
JPMBB Commercial Mortgage Sec Trust 2014-C24	Synthetic GIC Asset Fixed Income Investments	3.639%	11/15/2047	233,101	par	(1)	229,536
JPMCC Commercial Mortgage Sec Trust 2017-JP5	Synthetic GIC Asset Fixed Income Investments	3.723%	03/15/2050	1,185,000	par	(1)	1,178,091
JPMDB Commercial Mortgage Securities Trust 2016-C4	Synthetic GIC Asset Fixed Income Investments	3.141%	12/15/2049	1,765,000	par	(1)	1,736,668
JPMDB Commercial Mortgage Securities Trust 2017-C7	Synthetic GIC Asset Fixed Income Investments	3.409%	10/15/2050	1,875,000	par	(1)	1,843,543
JPMorgan Chase & Co	Synthetic GIC Asset Fixed Income Investments	4.452%	12/05/2029	1,370,000	par	(1)	1,384,406
JPMorgan Chase & Co	Synthetic GIC Asset Fixed Income Investments	2.069%	06/01/2029	660,000	par	(1)	630,408
JPMorgan Chase & Co	Synthetic GIC Asset Fixed Income Investments	2.182%	06/01/2028	1,500,000	par	(1)	1,462,994
JPMorgan Chase & Co	Synthetic GIC Asset Fixed Income Investments	1.470%	09/22/2027	2,970,000	par	(1)	2,915,970
JPMorgan Chase & Co	Synthetic GIC Asset Fixed Income Investments	4.203%	07/23/2029	810,000	par	(1)	812,515
JPMorgan Chase & Co	Synthetic GIC Asset Fixed Income Investments	5.140%	01/24/2031	1,055,000	par	(1)	1,091,337

WELLS FARGO & COMPANY 401(k) PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

			Maturity
Identity of issuer, borrower, lessor, or similar party	Description of asset	Interest rate	date	Par value		Cost	Current value
JPMorgan Chase & Co	Synthetic GIC Asset Fixed Income Investments	5.299%	07/24/2029	640,000	par	(1)	659,784
JPMorgan Chase & Co	Synthetic GIC Asset Fixed Income Investments	4.565%	06/14/2030	410,000	par	(1)	415,066
Kentucky Higher Education Student Loan Corp	Synthetic GIC Asset Fixed Income Investments	5.475%	11/25/2050	3,819,419	par	(1)	3,741,732
KeyBank NA/Cleveland OH	Synthetic GIC Asset Fixed Income Investments	5.000%	01/26/2033	690,000	par	(1)	697,927
KeyCorp	Synthetic GIC Asset Fixed Income Investments	5.121%	04/04/2031	610,000	par	(1)	626,902
Kimco Realty OP LLC	Synthetic GIC Asset Fixed Income Investments	2.250%	12/01/2031	2,140,000	par	(1)	1,900,311
Kinder Morgan Inc	Synthetic GIC Asset Fixed Income Investments	5.000%	02/01/2029	1,310,000	par	(1)	1,341,005
Kinder Morgan Inc	Synthetic GIC Asset Fixed Income Investments	1.750%	11/15/2026	1,610,000	par	(1)	1,580,476
King County Public Hospital District No 2	Synthetic GIC Asset Fixed Income Investments	2.601%	12/01/2034	2,045,000	par	(1)	1,752,013
L3Harris Technologies Inc	Synthetic GIC Asset Fixed Income Investments	5.050%	06/01/2029	810,000	par	(1)	832,405
L3Harris Technologies Inc	Synthetic GIC Asset Fixed Income Investments	4.400%	06/15/2028	450,000	par	(1)	453,474
Lake Central Multi-District School Building Corp	Synthetic GIC Asset Fixed Income Investments	1.651%	07/15/2028	1,695,000	par	(1)	1,607,640
Leland Stanford Junior University/The	Synthetic GIC Asset Fixed Income Investments	4.146%	08/01/2030	2,220,000	par	(1)	2,234,050
Leland Stanford Junior University/The	Synthetic GIC Asset Fixed Income Investments	1.289%	06/01/2027	975,000	par	(1)	943,128
Leland Stanford Junior University/The	Synthetic GIC Asset Fixed Income Investments	3.089%	05/01/2029	2,000,000	par	(1)	1,941,188
Lennox International Inc	Synthetic GIC Asset Fixed Income Investments	1.700%	08/01/2027	490,000	par	(1)	472,660
Lennox International Inc	Synthetic GIC Asset Fixed Income Investments	5.500%	09/15/2028	1,100,000	par	(1)	1,135,553
Life 2022-BMR Mortgage Trust	Synthetic GIC Asset Fixed Income Investments	5.045%	05/15/2039	1,235,000	par	(1)	1,191,027
Lockheed Martin Corp	Synthetic GIC Asset Fixed Income Investments	4.400%	08/15/2030	1,530,000	par	(1)	1,546,010
Louisiana Local Govt Env Fac. & Comm Dev Auth	Synthetic GIC Asset Fixed Income Investments	4.145%	02/01/2031	2,980,000	par	(1)	2,982,324
Louisiana Local Govt Env Fac. & Comm Dev Auth	Synthetic GIC Asset Fixed Income Investments	4.475%	08/01/2039	1,000,000	par	(1)	977,090
Lowe's Cos Inc	Synthetic GIC Asset Fixed Income Investments	3.750%	04/01/2032	610,000	par	(1)	585,358
M&T Bank Corp	Synthetic GIC Asset Fixed Income Investments	4.553%	08/16/2028	630,000	par	(1)	633,434
Mars Inc	Synthetic GIC Asset Fixed Income Investments	5.000%	03/01/2032	1,660,000	par	(1)	1,713,464
Marsh & McLennan Cos Inc	Synthetic GIC Asset Fixed Income Investments	4.650%	03/15/2030	1,060,000	par	(1)	1,081,678
Masco Corp	Synthetic GIC Asset Fixed Income Investments	2.000%	10/01/2030	1,790,000	par	(1)	1,598,617
Massachusetts Water Resources Authority	Synthetic GIC Asset Fixed Income Investments	2.390%	08/01/2033	2,005,000	par	(1)	1,762,936
MassMutual Global Funding II	Synthetic GIC Asset Fixed Income Investments	4.850%	01/17/2029	1,130,000	par	(1)	1,154,001
MassMutual Global Funding II	Synthetic GIC Asset Fixed Income Investments	4.950%	01/10/2030	758,000	par	(1)	776,501
MD Comm Dev Admin Housing Rev	Synthetic GIC Asset Fixed Income Investments	3.500%	09/01/2047	25,000	par	(1)	24,955
Mercedes-Benz Finance North America LLC	Synthetic GIC Asset Fixed Income Investments	5.000%	04/01/2030	585,000	par	(1)	600,789
Mercedes-Benz Finance North America LLC	Synthetic GIC Asset Fixed Income Investments	4.850%	01/11/2029	1,310,000	par	(1)	1,335,363
Mercedes-Benz Finance North America LLC	Synthetic GIC Asset Fixed Income Investments	5.100%	08/03/2028	1,090,000	par	(1)	1,118,959
Merck & Co Inc	Synthetic GIC Asset Fixed Income Investments	4.150%	03/15/2031	1,280,000	par	(1)	1,277,645
Met Tower Global Funding	Synthetic GIC Asset Fixed Income Investments	5.250%	04/12/2029	890,000	par	(1)	920,042
METLIFE SECURITIZATION TRUST 2019-1	Synthetic GIC Asset Fixed Income Investments	3.750%	04/25/2058	226,529	par	(1)	224,287
Metropolitan Life Global Funding I	Synthetic GIC Asset Fixed Income Investments	2.950%	04/09/2030	1,400,000	par	(1)	1,329,107
Microchip Technology Inc	Synthetic GIC Asset Fixed Income Investments	5.050%	02/15/2030	910,000	par	(1)	929,137
Microchip Technology Inc	Synthetic GIC Asset Fixed Income Investments	5.050%	03/15/2029	1,220,000	par	(1)	1,244,753
Mid-America Apartments LP	Synthetic GIC Asset Fixed Income Investments	3.950%	03/15/2029	900,000	par	(1)	895,120
Mid-Atlantic Interstate Transmission LLC	Synthetic GIC Asset Fixed Income Investments	4.100%	05/15/2028	1,200,000	par	(1)	1,201,073

WELLS FARGO & COMPANY 401(k) PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

			Maturity
Identity of issuer, borrower, lessor, or similar party	Description of asset	Interest rate	date	Par value		Cost	Current value
Minnesota Housing Finance Agency	Synthetic GIC Asset Fixed Income Investments	6.000%	07/01/2053	1,690,000	par	(1)	1,749,944
Minnesota Housing Finance Agency	Synthetic GIC Asset Fixed Income Investments	6.000%	01/01/2054	1,115,000	par	(1)	1,155,921
Mitsubishi UFJ Financial Group Inc	Synthetic GIC Asset Fixed Income Investments	4.527%	09/12/2031	655,000	par	(1)	659,153
Mitsubishi UFJ Financial Group Inc	Synthetic GIC Asset Fixed Income Investments	5.197%	01/16/2031	950,000	par	(1)	980,698
Mitsubishi UFJ Financial Group Inc	Synthetic GIC Asset Fixed Income Investments	1.538%	07/20/2027	1,180,000	par	(1)	1,163,537
Mitsubishi UFJ Financial Group Inc	Synthetic GIC Asset Fixed Income Investments	2.341%	01/19/2028	1,370,000	par	(1)	1,346,209
MMAF Equipment Finance LLC 2020-A	Synthetic GIC Asset Fixed Income Investments	1.400%	08/09/2030	815,000	par	(1)	793,682
MMAF Equipment Finance LLC 2022-A	Synthetic GIC Asset Fixed Income Investments	3.320%	06/13/2044	2,305,000	par	(1)	2,301,402
MMAF Equipment Finance LLC 2023-A	Synthetic GIC Asset Fixed Income Investments	5.540%	12/13/2029	2,545,000	par	(1)	2,581,080
Morgan Stanley	Synthetic GIC Asset Fixed Income Investments	5.192%	04/17/2031	460,000	par	(1)	474,671
Morgan Stanley	Synthetic GIC Asset Fixed Income Investments	4.210%	04/20/2028	1,550,000	par	(1)	1,553,691
Morgan Stanley	Synthetic GIC Asset Fixed Income Investments	5.164%	04/20/2029	1,910,000	par	(1)	1,953,621
Morgan Stanley	Synthetic GIC Asset Fixed Income Investments	5.230%	01/15/2031	605,000	par	(1)	624,569
Morgan Stanley	Synthetic GIC Asset Fixed Income Investments	5.173%	01/16/2030	1,150,000	par	(1)	1,181,294
Morgan Stanley	Synthetic GIC Asset Fixed Income Investments	2.475%	01/21/2028	1,730,000	par	(1)	1,701,900
Morgan Stanley	Synthetic GIC Asset Fixed Income Investments	5.449%	07/20/2029	370,000	par	(1)	382,034
Morgan Stanley	Synthetic GIC Asset Fixed Income Investments	5.042%	07/19/2030	580,000	par	(1)	595,198
Morgan Stanley	Synthetic GIC Asset Fixed Income Investments	4.431%	01/23/2030	610,000	par	(1)	613,761
Morgan Stanley	Synthetic GIC Asset Fixed Income Investments	1.593%	05/04/2027	710,000	par	(1)	703,844
Morgan Stanley BAML Trust 2017-C33	Synthetic GIC Asset Fixed Income Investments	3.337%	05/15/2050	2,550,000	par	(1)	2,524,362
Morgan Stanley BAML Trust 2017-C34	Synthetic GIC Asset Fixed Income Investments	3.536%	11/15/2052	800,000	par	(1)	789,753
Mosaic Co/The	Synthetic GIC Asset Fixed Income Investments	4.600%	11/15/2030	810,000	par	(1)	812,254
Motorola Solutions Inc	Synthetic GIC Asset Fixed Income Investments	5.000%	04/15/2029	320,000	par	(1)	328,077
MPLX LP	Synthetic GIC Asset Fixed Income Investments	4.950%	09/01/2032	440,000	par	(1)	443,588
MPLX LP	Synthetic GIC Asset Fixed Income Investments	1.750%	03/01/2026	810,000	par	(1)	806,809
MPLX LP	Synthetic GIC Asset Fixed Income Investments	4.125%	03/01/2027	900,000	par	(1)	900,417
MPLX LP	Synthetic GIC Asset Fixed Income Investments	4.800%	02/15/2031	960,000	par	(1)	971,200
MPLX LP	Synthetic GIC Asset Fixed Income Investments	4.000%	03/15/2028	490,000	par	(1)	489,102
MS State Higher Ed Asst Co	Synthetic GIC Asset Fixed Income Investments	4.669%	10/25/2035	278,806	par	(1)	278,967
Mutual of Omaha Cos Global Funding	Synthetic GIC Asset Fixed Income Investments	4.750%	10/15/2029	490,000	par	(1)	498,001
Mutual of Omaha Cos Global Funding	Synthetic GIC Asset Fixed Income Investments	5.000%	04/01/2030	650,000	par	(1)	664,981
Mutual of Omaha Cos Global Funding	Synthetic GIC Asset Fixed Income Investments	5.450%	12/12/2028	1,290,000	par	(1)	1,335,035
Nature Conservancy/The	Synthetic GIC Asset Fixed Income Investments	3.016%	03/01/2030	1,500,000	par	(1)	1,411,881
Navient Refinance Loan Trust 2025-A	Synthetic GIC Asset Fixed Income Investments	5.150%	02/16/2055	1,651,725	par	(1)	1,675,294
Navient Student Loan Trust 2021-1	Synthetic GIC Asset Fixed Income Investments	4.589%	12/26/2069	1,768,321	par	(1)	1,744,135
Nebraska Investment Finance Authority	Synthetic GIC Asset Fixed Income Investments	6.000%	09/01/2053	1,685,000	par	(1)	1,758,651
Nelnet Student Loan Trust 2021-A	Synthetic GIC Asset Fixed Income Investments	1.360%	04/20/2062	1,291,239	par	(1)	1,221,769
Nelnet Student Loan Trust 2021-C	Synthetic GIC Asset Fixed Income Investments	1.320%	04/20/2062	373,193	par	(1)	350,548
Nelnet Student Loan Trust 2021-D	Synthetic GIC Asset Fixed Income Investments	1.630%	04/20/2062	1,911,557	par	(1)	1,824,333
Nevada Housing Division	Synthetic GIC Asset Fixed Income Investments	5.750%	10/01/2053	1,770,000	par	(1)	1,823,436
New York City Transitional Finance Authority	Synthetic GIC Asset Fixed Income Investments	4.930%	05/01/2031	1,335,000	par	(1)	1,382,139

WELLS FARGO & COMPANY 401(k) PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

			Maturity
Identity of issuer, borrower, lessor, or similar party	Description of asset	Interest rate	date	Par value		Cost	Current value
New York Hospital for Special Surgery	Synthetic GIC Asset Fixed Income Investments	3.737%	04/01/2028	285,000	par	(1)	283,038
Newmont Corp / Newcrest Finance Pty Ltd	Synthetic GIC Asset Fixed Income Investments	5.350%	03/15/2034	500,000	par	(1)	523,411
NLG Global Funding	Synthetic GIC Asset Fixed Income Investments	5.400%	01/23/2030	1,090,000	par	(1)	1,121,402
NLG Global Funding	Synthetic GIC Asset Fixed Income Investments	4.350%	09/15/2030	630,000	par	(1)	622,547
NNN REIT Inc	Synthetic GIC Asset Fixed Income Investments	4.600%	02/15/2031	790,000	par	(1)	796,265
NNN REIT Inc	Synthetic GIC Asset Fixed Income Investments	4.300%	10/15/2028	1,350,000	par	(1)	1,358,034
Norfolk Southern Corp	Synthetic GIC Asset Fixed Income Investments	2.550%	11/01/2029	1,470,000	par	(1)	1,389,284
North Carolina Housing Finance Agency	Synthetic GIC Asset Fixed Income Investments	2.870%	07/01/2032	15,000	par	(1)	15,000
North Texas Higher Education Authority Inc	Synthetic GIC Asset Fixed Income Investments	4.416%	10/25/2061	1,777,765	par	(1)	1,758,600
North Texas Higher Education Authority Inc	Synthetic GIC Asset Fixed Income Investments	4.416%	09/25/2061	1,356,254	par	(1)	1,350,058
NorthWestern Corp	Synthetic GIC Asset Fixed Income Investments	5.073%	03/21/2030	1,310,000	par	(1)	1,344,425
Northwestern Mutual Global Funding	Synthetic GIC Asset Fixed Income Investments	3.300%	04/04/2029	970,000	par	(1)	942,241
NTT Finance Corp	Synthetic GIC Asset Fixed Income Investments	5.110%	07/02/2029	1,330,000	par	(1)	1,365,825
NTT Finance Corp	Synthetic GIC Asset Fixed Income Investments	4.876%	07/16/2030	1,400,000	par	(1)	1,427,012
Nutrien Ltd	Synthetic GIC Asset Fixed Income Investments	2.950%	05/13/2030	540,000	par	(1)	510,662
Nutrien Ltd	Synthetic GIC Asset Fixed Income Investments	4.900%	03/27/2028	720,000	par	(1)	733,157
NXP BV / NXP Funding LLC / NXP USA Inc	Synthetic GIC Asset Fixed Income Investments	4.850%	08/19/2032	630,000	par	(1)	634,248
NXP BV / NXP Funding LLC / NXP USA Inc	Synthetic GIC Asset Fixed Income Investments	2.650%	02/15/2032	1,800,000	par	(1)	1,618,961
NXP BV / NXP Funding LLC / NXP USA Inc	Synthetic GIC Asset Fixed Income Investments	5.000%	01/15/2033	400,000	par	(1)	407,025
OhioHealth Corp	Synthetic GIC Asset Fixed Income Investments	2.297%	11/15/2031	2,100,000	par	(1)	1,886,415
Oklahoma Development Finance Authority	Synthetic GIC Asset Fixed Income Investments	3.877%	05/01/2032	1,990,467	par	(1)	1,957,186
Oklahoma Development Finance Authority	Synthetic GIC Asset Fixed Income Investments	4.135%	12/01/2033	816,201	par	(1)	811,418
Oklahoma Development Finance Authority	Synthetic GIC Asset Fixed Income Investments	4.285%	02/01/2032	262,865	par	(1)	261,994
Oncor Electric Delivery Co LLC	Synthetic GIC Asset Fixed Income Investments	2.750%	05/15/2030	1,930,000	par	(1)	1,819,878
Oncor Electric Delivery Co LLC	Synthetic GIC Asset Fixed Income Investments	4.650%	11/01/2029	1,150,000	par	(1)	1,169,526
Oncor Electric Delivery Co LLC	Synthetic GIC Asset Fixed Income Investments	4.550%	09/15/2032	1,250,000	par	(1)	1,251,081
ONE Gas Inc	Synthetic GIC Asset Fixed Income Investments	5.100%	04/01/2029	480,000	par	(1)	494,359
ONEOK Inc	Synthetic GIC Asset Fixed Income Investments	3.250%	06/01/2030	1,108,000	par	(1)	1,055,594
ONEOK Inc	Synthetic GIC Asset Fixed Income Investments	4.400%	10/15/2029	310,000	par	(1)	311,225
ONEOK Inc	Synthetic GIC Asset Fixed Income Investments	4.950%	10/15/2032	420,000	par	(1)	422,513
Oracle Corp	Synthetic GIC Asset Fixed Income Investments	4.800%	09/26/2032	450,000	par	(1)	436,600
Oracle Corp	Synthetic GIC Asset Fixed Income Investments	5.200%	09/26/2035	440,000	par	(1)	422,548
Oracle Corp	Synthetic GIC Asset Fixed Income Investments	4.200%	09/27/2029	950,000	par	(1)	931,668
Oracle Corp	Synthetic GIC Asset Fixed Income Investments	6.150%	11/09/2029	300,000	par	(1)	313,434
Oracle Corp	Synthetic GIC Asset Fixed Income Investments	2.950%	04/01/2030	2,465,000	par	(1)	2,278,195
Orlando Health Obligated Group	Synthetic GIC Asset Fixed Income Investments	3.777%	10/01/2028	1,000,000	par	(1)	988,855
Orlando Health Obligated Group	Synthetic GIC Asset Fixed Income Investments	2.291%	10/01/2028	1,250,000	par	(1)	1,196,285
Pacific Life Global Funding II	Synthetic GIC Asset Fixed Income Investments	4.900%	01/11/2029	870,000	par	(1)	889,036
Packaging Corp of America	Synthetic GIC Asset Fixed Income Investments	3.000%	12/15/2029	1,200,000	par	(1)	1,148,051
Pfizer Inc	Synthetic GIC Asset Fixed Income Investments	4.200%	11/15/2030	—	par	(1)	—
PFS Financing Corp	Synthetic GIC Asset Fixed Income Investments	5.520%	10/15/2028	1,400,000	par	(1)	1,415,877

WELLS FARGO & COMPANY 401(k) PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

			Maturity
Identity of issuer, borrower, lessor, or similar party	Description of asset	Interest rate	date	Par value		Cost	Current value
PHEAA Student Loan Trust 2016-2	Synthetic GIC Asset Fixed Income Investments	4.939%	11/25/2065	561,149	par	(1)	560,533
Phillips 66 Co	Synthetic GIC Asset Fixed Income Investments	5.250%	06/15/2031	1,120,000	par	(1)	1,165,338
Pioneer Natural Resources Co	Synthetic GIC Asset Fixed Income Investments	2.150%	01/15/2031	880,000	par	(1)	798,923
Pioneer Natural Resources Co	Synthetic GIC Asset Fixed Income Investments	1.900%	08/15/2030	650,000	par	(1)	589,229
Plains All American Pipeline LP / PAA Finance Corp	Synthetic GIC Asset Fixed Income Investments	4.700%	01/15/2031	835,000	par	(1)	840,468
PNC Bank NA	Synthetic GIC Asset Fixed Income Investments	2.700%	10/22/2029	2,200,000	par	(1)	2,079,084
PNC Financial Services Group Inc/The	Synthetic GIC Asset Fixed Income Investments	5.222%	01/29/2031	750,000	par	(1)	776,614
PNC Financial Services Group Inc/The	Synthetic GIC Asset Fixed Income Investments	5.068%	01/24/2034	310,000	par	(1)	317,628
PNC Financial Services Group Inc/The	Synthetic GIC Asset Fixed Income Investments	4.899%	05/13/2031	540,000	par	(1)	553,206
PPG Industries Inc	Synthetic GIC Asset Fixed Income Investments	2.550%	06/15/2030	1,330,000	par	(1)	1,239,833
PPL Electric Utilities Corp	Synthetic GIC Asset Fixed Income Investments	5.000%	05/15/2033	2,190,000	par	(1)	2,246,493
President and Fellows of Harvard College	Synthetic GIC Asset Fixed Income Investments	4.887%	03/15/2030	1,150,000	par	(1)	1,187,040
Principal Life Global Funding II	Synthetic GIC Asset Fixed Income Investments	5.100%	01/25/2029	1,260,000	par	(1)	1,290,917
Prologis LP	Synthetic GIC Asset Fixed Income Investments	4.750%	01/15/2031	270,000	par	(1)	276,268
Protective Life Global Funding	Synthetic GIC Asset Fixed Income Investments	5.467%	12/08/2028	650,000	par	(1)	673,665
Providence St Joseph Health Obligated Group	Synthetic GIC Asset Fixed Income Investments	2.746%	10/01/2026	750,000	par	(1)	743,451
PSNH Funding LLC 3	Synthetic GIC Asset Fixed Income Investments	3.506%	08/01/2028	289,595	par	(1)	289,174
Public Service Co of New Hampshire	Synthetic GIC Asset Fixed Income Investments	2.200%	06/15/2031	830,000	par	(1)	745,921
Public Service Co of New Hampshire	Synthetic GIC Asset Fixed Income Investments	5.350%	10/01/2033	400,000	par	(1)	418,075
Public Service Electric and Gas Co	Synthetic GIC Asset Fixed Income Investments	1.900%	08/15/2031	1,360,000	par	(1)	1,201,969
Puget Sound Energy Inc	Synthetic GIC Asset Fixed Income Investments	5.330%	06/15/2034	980,000	par	(1)	1,010,366
Regions Financial Corp	Synthetic GIC Asset Fixed Income Investments	1.800%	08/12/2028	1,570,000	par	(1)	1,484,524
RELX Capital Inc	Synthetic GIC Asset Fixed Income Investments	4.750%	03/27/2030	560,000	par	(1)	571,504
Revvity Inc	Synthetic GIC Asset Fixed Income Investments	1.900%	09/15/2028	1,420,000	par	(1)	1,335,859
Rexford Industrial Realty LP	Synthetic GIC Asset Fixed Income Investments	5.000%	06/15/2028	1,130,000	par	(1)	1,149,977
RI State Std Ln Authority	Synthetic GIC Asset Fixed Income Investments	5.093%	09/01/2036	517,521	par	(1)	514,866
Rio Tinto Finance USA PLC	Synthetic GIC Asset Fixed Income Investments	4.875%	03/14/2030	1,000,000	par	(1)	1,028,500
Roche Holdings Inc	Synthetic GIC Asset Fixed Income Investments	4.075%	12/02/2030	635,000	par	(1)	633,882
ROCK Trust 2024-CNTR	Synthetic GIC Asset Fixed Income Investments	5.388%	11/13/2041	1,475,000	par	(1)	1,516,306
Rogers Communications Inc	Synthetic GIC Asset Fixed Income Investments	3.800%	03/15/2032	1,490,000	par	(1)	1,406,097
Roper Technologies Inc	Synthetic GIC Asset Fixed Income Investments	4.450%	09/15/2030	640,000	par	(1)	643,557
Roper Technologies Inc	Synthetic GIC Asset Fixed Income Investments	4.500%	10/15/2029	560,000	par	(1)	565,854
Royal Bank of Canada	Synthetic GIC Asset Fixed Income Investments	4.970%	05/02/2031	940,000	par	(1)	962,076
Royal Bank of Canada	Synthetic GIC Asset Fixed Income Investments	5.153%	02/04/2031	1,470,000	par	(1)	1,514,901
Royal Bank of Canada	Synthetic GIC Asset Fixed Income Investments	4.696%	08/06/2031	770,000	par	(1)	780,564
RTX Corp	Synthetic GIC Asset Fixed Income Investments	4.125%	11/16/2028	2,000,000	par	(1)	2,007,370
RTX Corp	Synthetic GIC Asset Fixed Income Investments	2.250%	07/01/2030	970,000	par	(1)	893,902
Sabine Pass Liquefaction LLC	Synthetic GIC Asset Fixed Income Investments	4.500%	05/15/2030	1,890,000	par	(1)	1,899,459
San Diego Community College District	Synthetic GIC Asset Fixed Income Investments	2.383%	08/01/2033	1,000,000	par	(1)	882,340
SBA Small Business Investment Cos	Synthetic GIC Asset Fixed Income Investments	2.938%	03/10/2032	14,807,594	par	(1)	14,141,104
SBA Small Business Investment Cos	Synthetic GIC Asset Fixed Income Investments	1.304%	09/10/2031	4,526,119	par	(1)	4,032,681

WELLS FARGO & COMPANY 401(k) PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

			Maturity
Identity of issuer, borrower, lessor, or similar party	Description of asset	Interest rate	date	Par value		Cost	Current value
SBA Small Business Investment Cos	Synthetic GIC Asset Fixed Income Investments	5.168%	03/10/2033	8,062,069	par	(1)	8,234,694
SBA Small Business Investment Cos	Synthetic GIC Asset Fixed Income Investments	1.667%	03/10/2031	2,389,652	par	(1)	2,193,304
SBA Small Business Investment Cos	Synthetic GIC Asset Fixed Income Investments	3.548%	09/10/2028	1,243,779	par	(1)	1,229,158
SBA Small Business Investment Cos	Synthetic GIC Asset Fixed Income Investments	2.078%	03/10/2030	2,753,251	par	(1)	2,609,459
SBA Small Business Investment Cos	Synthetic GIC Asset Fixed Income Investments	2.507%	03/10/2026	200,346	par	(1)	199,772
SBA Small Business Investment Cos	Synthetic GIC Asset Fixed Income Investments	2.283%	09/10/2029	1,751,393	par	(1)	1,674,593
SBA Small Business Investment Cos	Synthetic GIC Asset Fixed Income Investments	3.113%	03/10/2029	851,651	par	(1)	831,533
SBA Small Business Investment Cos	Synthetic GIC Asset Fixed Income Investments	2.518%	09/10/2027	738,936	par	(1)	721,374
SBA Small Business Investment Cos	Synthetic GIC Asset Fixed Income Investments	2.845%	03/10/2027	1,113,622	par	(1)	1,097,914
SBA Small Business Investment Cos	Synthetic GIC Asset Fixed Income Investments	4.963%	03/10/2035	6,320,000	par	(1)	6,417,448
SC State Std Ln Corp	Synthetic GIC Asset Fixed Income Investments	4.489%	01/25/2041	74,051	par	(1)	73,201
SC State Std Ln Corp	Synthetic GIC Asset Fixed Income Investments	5.868%	10/27/2036	160,251	par	(1)	159,871
Sealed Air Corp	Synthetic GIC Asset Fixed Income Investments	1.573%	10/15/2026	750,000	par	(1)	734,018
Seasoned Credit Risk Transfer Trust Series 2018-3	Synthetic GIC Asset Fixed Income Investments	3.500%	08/25/2057	1,719,887	par	(1)	1,688,705
Seasoned Credit Risk Transfer Trust Series 2019-1	Synthetic GIC Asset Fixed Income Investments	4.000%	07/25/2058	959,544	par	(1)	920,607
Seasoned Credit Risk Transfer Trust Series 2019-2	Synthetic GIC Asset Fixed Income Investments	4.000%	08/25/2058	1,164,579	par	(1)	1,110,123
Shell Finance US Inc	Synthetic GIC Asset Fixed Income Investments	4.125%	11/06/2030	920,000	par	(1)	920,713
Sherwin-Williams Co/The	Synthetic GIC Asset Fixed Income Investments	4.500%	08/15/2030	650,000	par	(1)	656,736
Sherwin-Williams Co/The	Synthetic GIC Asset Fixed Income Investments	2.950%	08/15/2029	1,000,000	par	(1)	958,715
SLM Student Loan Trust 2003-10	Synthetic GIC Asset Fixed Income Investments	5.064%	12/17/2068	1,801,794	par	(1)	1,794,277
SMALL BUSINESS ADMINISTRATION	Synthetic GIC Asset Fixed Income Investments	2.130%	01/01/2033	210,199	par	(1)	198,468
Small Business Administration Participation Cert	Synthetic GIC Asset Fixed Income Investments	4.790%	10/01/2050	1,500,000	par	(1)	1,513,982
SMRT 2022-MINI	Synthetic GIC Asset Fixed Income Investments	4.751%	01/15/2039	790,000	par	(1)	789,999
Smurfit Kappa Treasury ULC	Synthetic GIC Asset Fixed Income Investments	5.200%	01/15/2030	790,000	par	(1)	814,451
South32 Treasury Ltd	Synthetic GIC Asset Fixed Income Investments	4.350%	04/14/2032	2,980,000	par	(1)	2,889,441
Spire Missouri Inc	Synthetic GIC Asset Fixed Income Investments	5.150%	08/15/2034	150,000	par	(1)	153,978
Stanford Health Care	Synthetic GIC Asset Fixed Income Investments	3.310%	08/15/2030	1,351,000	par	(1)	1,306,918
State of California	Synthetic GIC Asset Fixed Income Investments	5.750%	10/01/2031	1,750,000	par	(1)	1,905,785
State of Hawaii	Synthetic GIC Asset Fixed Income Investments	1.710%	08/01/2028	2,475,000	par	(1)	2,352,067
State of Texas	Synthetic GIC Asset Fixed Income Investments	4.631%	04/01/2033	1,250,000	par	(1)	1,247,513
State Street Corp	Synthetic GIC Asset Fixed Income Investments	4.421%	05/13/2033	560,000	par	(1)	558,244
Sumitomo Mitsui Financial Group Inc	Synthetic GIC Asset Fixed Income Investments	3.040%	07/16/2029	680,000	par	(1)	653,094
Sumitomo Mitsui Financial Group Inc	Synthetic GIC Asset Fixed Income Investments	5.716%	09/14/2028	900,000	par	(1)	937,704
Sumitomo Mitsui Financial Group Inc	Synthetic GIC Asset Fixed Income Investments	1.902%	09/17/2028	2,780,000	par	(1)	2,626,964
SWCH Commercial Mortgage Trust 2025-DATA	Synthetic GIC Asset Fixed Income Investments	5.193%	02/15/2042	1,260,000	par	(1)	1,248,268
Take-Two Interactive Software Inc	Synthetic GIC Asset Fixed Income Investments	3.700%	04/14/2027	590,000	par	(1)	587,681
Take-Two Interactive Software Inc	Synthetic GIC Asset Fixed Income Investments	5.400%	06/12/2029	650,000	par	(1)	672,798
Texas Electric Market Stabilization Funding N LLC	Synthetic GIC Asset Fixed Income Investments	4.265%	08/01/2034	2,656,589	par	(1)	2,649,204
Texas Natural Gas Securitization Finance Corp	Synthetic GIC Asset Fixed Income Investments	5.102%	04/01/2035	3,558,557	par	(1)	3,653,036
Texas Transportation Commission State Highway Fund	Synthetic GIC Asset Fixed Income Investments	5.178%	04/01/2030	730,000	par	(1)	746,921
T-Mobile USA Inc	Synthetic GIC Asset Fixed Income Investments	5.125%	05/15/2032	940,000	par	(1)	968,603

WELLS FARGO & COMPANY 401(k) PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

			Maturity
Identity of issuer, borrower, lessor, or similar party	Description of asset	Interest rate	date	Par value		Cost	Current value
T-Mobile USA Inc	Synthetic GIC Asset Fixed Income Investments	2.400%	03/15/2029	1,110,000	par	(1)	1,051,950
T-Mobile USA Inc	Synthetic GIC Asset Fixed Income Investments	4.800%	07/15/2028	1,050,000	par	(1)	1,069,315
T-Mobile USA Inc	Synthetic GIC Asset Fixed Income Investments	3.375%	04/15/2029	1,430,000	par	(1)	1,394,730
Toronto-Dominion Bank/The	Synthetic GIC Asset Fixed Income Investments	4.994%	04/05/2029	930,000	par	(1)	953,993
Toronto-Dominion Bank/The	Synthetic GIC Asset Fixed Income Investments	5.523%	07/17/2028	670,000	par	(1)	694,415
Towd Point Mortgage Trust 2017-6	Synthetic GIC Asset Fixed Income Investments	2.750%	10/25/2057	17,613	par	(1)	17,384
Towd Point Mortgage Trust 2019-4	Synthetic GIC Asset Fixed Income Investments	2.900%	10/25/2059	1,934,190	par	(1)	1,866,184
Towd Point Mortgage Trust 2019-HY1	Synthetic GIC Asset Fixed Income Investments	4.846%	10/25/2048	260,451	par	(1)	260,704
Towd Point Mortgage Trust 2019-HY2	Synthetic GIC Asset Fixed Income Investments	4.846%	05/25/2058	275,635	par	(1)	280,661
Towd Point Mortgage Trust 2022-4	Synthetic GIC Asset Fixed Income Investments	3.750%	09/25/2062	2,111,501	par	(1)	2,036,101
Toyota Auto Loan Extended Note Trust 2022-1	Synthetic GIC Asset Fixed Income Investments	3.820%	04/25/2035	4,710,000	par	(1)	4,707,358
Toyota Auto Loan Extended Note Trust 2023-1	Synthetic GIC Asset Fixed Income Investments	4.930%	06/25/2036	4,060,000	par	(1)	4,154,951
Toyota Auto Loan Extended Note Trust 2024-1	Synthetic GIC Asset Fixed Income Investments	5.160%	11/25/2036	4,560,000	par	(1)	4,728,164
Toyota Auto Loan Extended Note Trust 2025-1	Synthetic GIC Asset Fixed Income Investments	4.650%	05/25/2038	3,310,000	par	(1)	3,378,994
Toyota Motor Credit Corp	Synthetic GIC Asset Fixed Income Investments	4.550%	08/09/2029	180,000	par	(1)	183,114
Toyota Motor Credit Corp	Synthetic GIC Asset Fixed Income Investments	5.100%	03/21/2031	440,000	par	(1)	457,494
Transcontinental Gas Pipe Line Co LLC	Synthetic GIC Asset Fixed Income Investments	4.000%	03/15/2028	720,000	par	(1)	719,613
Transcontinental Gas Pipe Line Co LLC	Synthetic GIC Asset Fixed Income Investments	3.250%	05/15/2030	1,205,000	par	(1)	1,155,430
Trinity Health	Synthetic GIC Asset Fixed Income Investments	3.084%	12/01/2034	2,235,000	par	(1)	2,045,092
Truist Bank	Synthetic GIC Asset Fixed Income Investments	4.632%	09/17/2029	1,200,000	par	(1)	1,203,718
Truist Bank	Synthetic GIC Asset Fixed Income Investments	4.136%	10/23/2029	1,205,000	par	(1)	1,204,532
Truist Financial Corp	Synthetic GIC Asset Fixed Income Investments	5.071%	05/20/2031	1,020,000	par	(1)	1,048,778
Trustees of Dartmouth College	Synthetic GIC Asset Fixed Income Investments	4.273%	06/01/2030	1,850,000	par	(1)	1,867,930
Trustees of Princeton University/The	Synthetic GIC Asset Fixed Income Investments	4.647%	07/01/2030	1,250,000	par	(1)	1,280,114
UBS Commercial Mortgage Trust 2017-C3	Synthetic GIC Asset Fixed Income Investments	3.167%	08/15/2050	1,455,000	par	(1)	1,440,580
UBS Commercial Mortgage Trust 2018-C10	Synthetic GIC Asset Fixed Income Investments	4.313%	05/15/2051	2,550,000	par	(1)	2,546,111
UBS Group AG	Synthetic GIC Asset Fixed Income Investments	2.746%	02/11/2033	510,000	par	(1)	457,983
UBS Group AG	Synthetic GIC Asset Fixed Income Investments	1.364%	01/30/2027	2,000,000	par	(1)	1,995,516
UBS Group AG	Synthetic GIC Asset Fixed Income Investments	1.305%	02/02/2027	410,000	par	(1)	408,756
UBS Group AG	Synthetic GIC Asset Fixed Income Investments	3.869%	01/12/2029	340,000	par	(1)	338,153
UDR Inc	Synthetic GIC Asset Fixed Income Investments	3.500%	01/15/2028	1,380,000	par	(1)	1,364,683
Union Electric Co	Synthetic GIC Asset Fixed Income Investments	2.950%	03/15/2030	2,760,000	par	(1)	2,632,311
United States Int Dev Finance Corp	Synthetic GIC Asset Fixed Income Investments	3.600%	03/15/2035	3,097,826	par	(1)	3,023,051
United States Small Business Administration	Synthetic GIC Asset Fixed Income Investments	3.230%	02/01/2034	304,903	par	(1)	296,275
United States Small Business Administration	Synthetic GIC Asset Fixed Income Investments	5.180%	07/01/2048	5,692,461	par	(1)	5,826,706
United States Small Business Administration	Synthetic GIC Asset Fixed Income Investments	2.880%	07/01/2035	354,885	par	(1)	337,306
United States Small Business Administration	Synthetic GIC Asset Fixed Income Investments	4.910%	01/01/2048	1,184,581	par	(1)	1,197,303
United States Small Business Administration	Synthetic GIC Asset Fixed Income Investments	2.800%	01/01/2037	727,729	par	(1)	686,662
United States Small Business Administration	Synthetic GIC Asset Fixed Income Investments	3.150%	07/01/2033	434,077	par	(1)	420,691
United States Small Business Administration	Synthetic GIC Asset Fixed Income Investments	2.980%	07/01/2037	571,714	par	(1)	541,132
United States Small Business Administration	Synthetic GIC Asset Fixed Income Investments	5.720%	01/01/2029	272,232	par	(1)	275,008

WELLS FARGO & COMPANY 401(k) PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

			Maturity
Identity of issuer, borrower, lessor, or similar party	Description of asset	Interest rate	date	Par value		Cost	Current value
United States Small Business Administration	Synthetic GIC Asset Fixed Income Investments	5.100%	06/01/2050	2,728,319	par	(1)	2,763,198
United States Small Business Administration	Synthetic GIC Asset Fixed Income Investments	5.680%	06/01/2028	25,137	par	(1)	25,304
United States Small Business Administration	Synthetic GIC Asset Fixed Income Investments	4.710%	12/01/2047	1,913,968	par	(1)	1,919,783
United States Small Business Administration	Synthetic GIC Asset Fixed Income Investments	5.600%	09/01/2028	62,815	par	(1)	63,740
United States Small Business Administration	Synthetic GIC Asset Fixed Income Investments	3.210%	03/01/2034	281,179	par	(1)	272,791
United States Small Business Administration	Synthetic GIC Asset Fixed Income Investments	5.040%	10/01/2047	2,971,713	par	(1)	3,006,824
United States Small Business Administration	Synthetic GIC Asset Fixed Income Investments	2.980%	06/01/2035	462,326	par	(1)	438,734
United States Small Business Administration	Synthetic GIC Asset Fixed Income Investments	4.480%	04/01/2048	2,488,446	par	(1)	2,452,980
United States Small Business Administration	Synthetic GIC Asset Fixed Income Investments	5.630%	10/01/2028	72,593	par	(1)	73,756
United States Small Business Administration	Synthetic GIC Asset Fixed Income Investments	5.540%	09/01/2026	6,992	par	(1)	7,022
United States Small Business Administration	Synthetic GIC Asset Fixed Income Investments	2.810%	12/01/2036	258,715	par	(1)	244,342
United States Small Business Administration	Synthetic GIC Asset Fixed Income Investments	6.770%	11/01/2028	21,316	par	(1)	21,828
United States Small Business Administration	Synthetic GIC Asset Fixed Income Investments	2.810%	06/01/2037	1,452,935	par	(1)	1,371,869
United States Small Business Administration	Synthetic GIC Asset Fixed Income Investments	2.780%	12/01/2037	1,320,254	par	(1)	1,231,663
United States Small Business Administration	Synthetic GIC Asset Fixed Income Investments	5.310%	05/01/2027	25,186	par	(1)	25,192
United States Small Business Administration	Synthetic GIC Asset Fixed Income Investments	3.800%	08/01/2047	6,673,177	par	(1)	6,330,997
United States Small Business Administration	Synthetic GIC Asset Fixed Income Investments	5.510%	11/01/2027	35,470	par	(1)	35,771
United States Small Business Administration	Synthetic GIC Asset Fixed Income Investments	5.120%	05/01/2050	2,301,513	par	(1)	2,343,316
United States Small Business Administration	Synthetic GIC Asset Fixed Income Investments	5.280%	12/01/2048	2,782,194	par	(1)	2,856,101
United States Small Business Administration	Synthetic GIC Asset Fixed Income Investments	5.130%	11/01/2047	3,430,208	par	(1)	3,506,215
United States Small Business Administration	Synthetic GIC Asset Fixed Income Investments	5.380%	04/01/2049	2,905,414	par	(1)	2,999,114
United States Small Business Administration	Synthetic GIC Asset Fixed Income Investments	3.370%	10/01/2033	619,819	par	(1)	605,257
United States Small Business Administration	Synthetic GIC Asset Fixed Income Investments	2.840%	04/01/2037	1,290,415	par	(1)	1,212,656
United States Small Business Administration	Synthetic GIC Asset Fixed Income Investments	2.850%	10/01/2037	1,143,794	par	(1)	1,072,544
United States Small Business Administration	Synthetic GIC Asset Fixed Income Investments	3.940%	05/01/2047	6,623,721	par	(1)	6,317,354
United States Treasury Note/Bond	Synthetic GIC Asset Fixed Income Investments	3.625%	12/31/2030	12,030,000	par	(1)	11,984,888
United States Treasury Note/Bond	Synthetic GIC Asset Fixed Income Investments	4.250%	08/15/2035	44,560,000	par	(1)	44,977,750
United States Treasury Note/Bond	Synthetic GIC Asset Fixed Income Investments	4.500%	11/15/2033	16,000,000	par	(1)	16,549,376
United States Treasury Note/Bond	Synthetic GIC Asset Fixed Income Investments	4.000%	11/15/2035	6,055,000	par	(1)	5,981,208
United States Treasury Note/Bond	Synthetic GIC Asset Fixed Income Investments	3.875%	04/30/2030	11,825,000	par	(1)	11,926,624
United States Treasury Note/Bond	Synthetic GIC Asset Fixed Income Investments	4.625%	04/30/2031	5,895,000	par	(1)	6,142,543
United States Treasury Note/Bond	Synthetic GIC Asset Fixed Income Investments	4.375%	05/15/2034	7,620,000	par	(1)	7,801,569
United States Treasury Note/Bond	Synthetic GIC Asset Fixed Income Investments	4.250%	11/15/2034	5,060,000	par	(1)	5,123,447
United States Treasury Note/Bond	Synthetic GIC Asset Fixed Income Investments	4.250%	05/15/2035	11,190,000	par	(1)	11,307,148
United States Treasury Note/Bond	Synthetic GIC Asset Fixed Income Investments	3.500%	12/15/2028	6,000,000	par	(1)	5,995,314
United States Treasury Note/Bond	Synthetic GIC Asset Fixed Income Investments	3.500%	11/30/2030	17,795,000	par	(1)	17,632,336
United States Treasury Note/Bond	Synthetic GIC Asset Fixed Income Investments	4.250%	01/31/2030	1,820,000	par	(1)	1,861,733
United States Treasury Note/Bond	Synthetic GIC Asset Fixed Income Investments	3.875%	07/31/2030	11,980,000	par	(1)	12,078,739
United States Treasury Note/Bond	Synthetic GIC Asset Fixed Income Investments	3.875%	08/15/2033	5,355,000	par	(1)	5,319,646
United States Treasury Note/Bond	Synthetic GIC Asset Fixed Income Investments	4.000%	02/15/2034	16,270,000	par	(1)	16,249,028
United States Treasury Note/Bond	Synthetic GIC Asset Fixed Income Investments	3.875%	08/15/2034	1,295,000	par	(1)	1,277,547
United States Treasury Note/Bond	Synthetic GIC Asset Fixed Income Investments	4.625%	02/15/2035	16,510,000	par	(1)	17,172,332
United States Treasury Note/Bond	Synthetic GIC Asset Fixed Income Investments	3.500%	02/15/2033	7,410,000	par	(1)	7,212,879
UnitedHealth Group Inc	Synthetic GIC Asset Fixed Income Investments	4.700%	04/15/2029	1,200,000	par	(1)	1,224,368
University of North Carolina at Chapel Hill	Synthetic GIC Asset Fixed Income Investments	3.327%	12/01/2036	500,000	par	(1)	461,920
US Bancorp	Synthetic GIC Asset Fixed Income Investments	5.384%	01/23/2030	1,470,000	par	(1)	1,523,429

WELLS FARGO & COMPANY 401(k) PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

				Maturity
Identity of issuer, borrower, lessor, or similar party		Description of asset	Interest rate	date	Par value		Cost	Current value
	US Bancorp	Synthetic GIC Asset Fixed Income Investments	5.850%	10/21/2033	210,000	par	(1)	225,213
	US Bank NA/Cincinnati OH	Synthetic GIC Asset Fixed Income Investments	4.730%	05/15/2028	1,250,000	par	(1)	1,262,860
	Utah Housing Corp	Synthetic GIC Asset Fixed Income Investments	6.000%	07/01/2055	1,210,000	par	(1)	1,260,312
	Ventas Realty LP	Synthetic GIC Asset Fixed Income Investments	4.400%	01/15/2029	1,370,000	par	(1)	1,376,453
	Verizon Communications Inc	Synthetic GIC Asset Fixed Income Investments	2.550%	03/21/2031	1,300,000	par	(1)	1,188,923
	Verizon Communications Inc	Synthetic GIC Asset Fixed Income Investments	2.355%	03/15/2032	1,603,000	par	(1)	1,414,771
	Verizon Communications Inc	Synthetic GIC Asset Fixed Income Investments	4.750%	01/15/2033	1,155,000	par	(1)	1,156,376
	Verizon Master Trust	Synthetic GIC Asset Fixed Income Investments	5.160%	06/20/2029	1,995,000	par	(1)	2,006,647
	Virginia Housing Development Authority 2016-A	Synthetic GIC Asset Fixed Income Investments	3.100%	06/25/2041	214,627	par	(1)	191,439
	Virginia Power Fuel Securitization LLC	Synthetic GIC Asset Fixed Income Investments	4.877%	05/01/2031	2,125,000	par	(1)	2,174,672
	Volkswagen Group of America Finance LLC	Synthetic GIC Asset Fixed Income Investments	5.650%	09/12/2028	1,960,000	par	(1)	2,021,370
	Volkswagen Group of America Finance LLC	Synthetic GIC Asset Fixed Income Investments	4.350%	06/08/2027	950,000	par	(1)	951,537
	Voya Global Funding	Synthetic GIC Asset Fixed Income Investments	4.600%	11/24/2030	255,000	par	(1)	256,464
	Warnermedia Holdings Inc	Synthetic GIC Asset Fixed Income Investments	4.279%	03/15/2032	2,108,000	par	(1)	1,850,445
	WEC Energy Group Inc	Synthetic GIC Asset Fixed Income Investments	2.200%	12/15/2028	665,000	par	(1)	631,865
	WEC Energy Group Inc	Synthetic GIC Asset Fixed Income Investments	5.150%	10/01/2027	755,000	par	(1)	769,981
*	Wells Fargo Commercial Mortgage Trust 2017-C38	Synthetic GIC Asset Fixed Income Investments	3.453%	07/15/2050	2,350,000	par	(1)	2,325,363
*	Wells Fargo Commercial Mortgage Trust 2017-C39	Synthetic GIC Asset Fixed Income Investments	3.157%	09/15/2050	2,270,000	par	(1)	2,233,569
*	Wells Fargo Commercial Mortgage Trust 2017-C40	Synthetic GIC Asset Fixed Income Investments	3.317%	10/15/2050	3,065,000	par	(1)	3,027,426
*	Wells Fargo Commercial Mortgage Trust 2017-C42	Synthetic GIC Asset Fixed Income Investments	3.589%	12/15/2050	1,870,000	par	(1)	1,845,322
*	Wells Fargo Commercial Mortgage Trust 2018-C43	Synthetic GIC Asset Fixed Income Investments	4.012%	03/15/2051	2,820,000	par	(1)	2,807,874
	Welltower OP LLC	Synthetic GIC Asset Fixed Income Investments	2.050%	01/15/2029	550,000	par	(1)	518,755
	Welltower OP LLC	Synthetic GIC Asset Fixed Income Investments	4.125%	03/15/2029	2,191,000	par	(1)	2,196,335
	West Haymarket Joint Public Agency	Synthetic GIC Asset Fixed Income Investments	5.400%	12/15/2030	1,250,000	par	(1)	1,295,938
	Weyerhaeuser Co	Synthetic GIC Asset Fixed Income Investments	4.000%	04/15/2030	1,200,000	par	(1)	1,184,587
	Wheels Fleet Lease Funding 1 LLC	Synthetic GIC Asset Fixed Income Investments	5.800%	04/18/2038	573,788	par	(1)	577,449
	Williams Cos Inc/The	Synthetic GIC Asset Fixed Income Investments	4.900%	03/15/2029	290,000	par	(1)	296,232
	Williams Cos Inc/The	Synthetic GIC Asset Fixed Income Investments	5.650%	03/15/2033	730,000	par	(1)	769,043
	Williams Cos Inc/The	Synthetic GIC Asset Fixed Income Investments	5.300%	08/15/2028	940,000	par	(1)	968,006
	Wisconsin Power and Light Co	Synthetic GIC Asset Fixed Income Investments	5.375%	03/30/2034	700,000	par	(1)	722,633

WELLS FARGO & COMPANY 401(k) PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

				Maturity
Identity of issuer, borrower, lessor, or similar party		Description of asset	Interest rate	date	Par value		Cost	Current value
	Wisconsin Power and Light Co	Synthetic GIC Asset Fixed Income Investments	3.950%	09/01/2032	790,000	par	(1)	762,059
	WRKCO INC	Synthetic GIC Asset Fixed Income Investments	4.000%	03/15/2028	1,115,000	par	(1)	1,112,544
	WRKCO INC	Synthetic GIC Asset Fixed Income Investments	3.900%	06/01/2028	920,000	par	(1)	915,434
	Xcel Energy Inc	Synthetic GIC Asset Fixed Income Investments	1.750%	03/15/2027	465,000	par	(1)	452,520
	Yale University	Synthetic GIC Asset Fixed Income Investments	1.482%	04/15/2030	500,000	par	(1)	451,134
	Yale University	Synthetic GIC Asset Fixed Income Investments	4.701%	04/15/2032	1,650,000	par	(1)	1,699,122
					Total Synthetic GIC Asset Fixed Income Investments			2,578,813,838
					Total Investments in Synthetic GIC Contracts			3,734,269,181

					Total Investments			63,681,342,017

*	Participant Loans	Loans to Participants	3.250%-11.500%	12/30/2045				683,052,198

					Total Assets Held for Investments			$64,364,394,215

*	Represents a party-in-interest.
(1)	Cost information not required as investments are participant directed.
See accompanying report of independent registered public accounting firm.